UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders

Fidelity® Variable Insurance Products:
Money Market Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Money Market Portfolio

VIP Money Market Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,025.60	$ 1.66
Hypothetical A	$ 1,000.00	$ 1,023.16	$ 1.66
Service Class
Actual	$ 1,000.00	$ 1,025.00	$ 2.21
Hypothetical A	$ 1,000.00	$ 1,022.61	$ 2.21
Service Class 2
Actual	$ 1,000.00	$ 1,024.30	$ 2.91
Hypothetical A	$ 1,000.00	$ 1,021.92	$ 2.91
Investor Class
Actual	$ 1,000.00	$ 1,025.30	$ 1.96
Hypothetical A	$ 1,000.00	$ 1,022.86	$ 1.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annualized Expense Ratio
Initial Class	.33%
Service Class	.44%
Service Class 2.58%
Investor Class	.39%

Semiannual Report

VIP Money Market Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 6/30/07	% of fund's investments 12/31/06	% of fund's investments 6/30/06
0 - 30	57.6	52.1	56.8
31 - 90	23.2	33.8	29.2
91 - 180	8.4	8.0	8.8
181 - 397	10.8	6.1	5.2
Weighted Average Maturity
	6/30/07	12/31/06	6/30/06
VIP Money Market Portfolio	63 Days	56 Days	48 Days
All Taxable Money Market Funds Average*	42 Days	41 Days	38 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
Corporate Bonds 0.6%	Corporate Bonds 1.0%
Commercial Paper 15.0%	Commercial Paper 21.9%
Bank CDs, BAs, TDs, and Notes 58.4%	Bank CDs, BAs, TDs, and Notes 62.0%
Government Securities 0.0%	Government Securities 0.5%
Repurchase Agreements 24.6%	Repurchase Agreements 14.8%
Other Investments 1.7%	Other Investments 0.7%
Net Other Assets** (0.3)%	Net Other Assets** (0.9)%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

VIP Money Market Portfolio

VIP Money Market Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.6%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
7/30/07	5.38% (c)	$ 14,055,000	$ 14,055,000
Certificates of Deposit - 18.1%

Domestic Certificates Of Deposit - 0.0%
Huntington National Bank, Columbus
10/29/07	5.35	1,500,000	1,500,000
London Branch, Eurodollar, Foreign Banks - 6.9%
Barclays Bank PLC
3/4/08	5.35	23,000,000	23,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	14,000,000	14,000,000
Credit Agricole SA
11/19/07	5.35	8,000,000	7,998,215
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	57,000,000	56,999,971
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
ING Bank NV
9/5/07 to 12/6/07	5.33 to 5.36	24,000,000	24,000,000
Landesbank Hessen-Thuringen
7/23/07	5.36	17,000,000	17,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	19,000,000	19,000,000
			172,998,186
New York Branch, Yankee Dollar, Foreign Banks - 11.2%
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	54,000,000	54,000,000
BNP Paribas SA
10/2/07	5.30	15,000,000	15,000,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	45,000,000	45,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000
Deutsche Bank AG
11/21/07 to 4/24/08	5.31 to 5.40	61,000,000	61,000,001
HBOS Treasury Services PLC
2/11/08	5.30	11,000,000	11,000,000
Natexis Banques Populaires NY CD
1/7/08 to 6/17/08	5.36 to 5.40	37,000,000	37,000,000
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40	32,000,000	32,000,000
			282,000,001
TOTAL CERTIFICATES OF DEPOSIT			456,498,187
Commercial Paper - 15.0%
Due Date	Yield (a)	Principal Amount	Value
Apache Corp.
7/16/07	5.37% (b)	$ 4,000,000	$ 3,991,083
Aquifer Funding LLC
7/5/07 to 7/6/07	5.33	24,000,000	23,983,195
AstraZeneca PLC
9/10/07 to 9/28/07	5.34 to 5.36	35,000,000	34,580,592
Bavaria TRR Corp.
7/2/07 to 7/11/07	5.34 to 5.36	8,000,000	7,990,837
Brahms Funding Corp.
7/24/07 to 8/23/07	5.34 to 5.41	15,000,000	14,903,494
Burlington Northern Santa Fe Corp.
7/16/07	5.38 (b)	1,000,000	997,783
Citigroup Funding, Inc.
7/25/07 to 9/19/07	5.35	11,000,000	10,919,978
ConocoPhillips Qatar Funding Ltd.
8/29/07	5.40 (b)	1,000,000	991,281
DaimlerChrysler NA Holding Corp.
7/3/07 to 7/12/07	5.41	4,000,000	3,997,469
Davis Square Funding V Corp.
8/10/07	5.36	4,000,000	3,976,356
Devon Energy Corp.
7/20/07 to 9/14/07	5.37 to 5.44	11,993,000	11,927,737
Dominion Resources, Inc.
7/2/07 to 7/3/07	5.40 to 5.42	2,500,000	2,499,324
Duke Energy Corp.
7/20/07 to 9/27/07	5.40 to 5.44	8,000,000	7,966,947
Fortune Brands, Inc.
7/12/07 to 8/24/07	5.38	7,000,000	6,973,537
Giro Funding US Corp.
7/13/07 to 7/17/07	5.32 to 5.33	8,000,000	7,982,944
Grenadier Funding Corp.
8/28/07	5.33	4,000,000	3,966,102
Harrier Finance Funding LLC
10/17/07	5.32 (b)	13,000,000	12,798,175
Hypo Real Estate Bank International AG
7/10/07	5.37	3,000,000	2,996,025
ITT Corp.
7/30/07 to 8/9/07	5.39 to 5.40	2,000,000	1,989,951
Kellogg Co.
7/13/07 to 8/9/07	5.35 to 5.39	8,000,000	7,970,370
Kestrel Funding (US) LLC
10/29/07	5.32 (b)	22,000,000	21,620,133
Kraft Foods, Inc.
7/2/07 to 8/10/07	5.33 to 5.42	14,000,000	13,951,973
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Liberty Harbour II CDO Ltd.
7/16/07 to 7/26/07	5.36 to 5.37% (b)	$ 3,500,000	$ 3,489,979
Michigan Gen. Oblig.
10/4/07	5.41	4,100,000	4,100,000
Monsanto Co.
8/28/07	5.39	8,000,000	7,931,431
Monument Gardens Funding
8/3/07 to 9/27/07	5.33 to 5.35	24,168,000	23,968,255
National Grid USA
7/20/07 to 9/28/07	5.38 to 5.40	3,000,000	2,970,844
Nationwide Building Society
10/11/07	5.31	5,000,000	4,926,688
Nelnet Student Loan Funding LLC
7/19/07 to 8/21/07	5.36 to 5.37	5,000,000	4,967,183
Nightingale Finance LLC
8/24/07	5.35 (b)	1,000,000	992,058
Nissan Motor Acceptance Corp.
8/1/07 to 9/10/07	5.37 to 5.40	6,000,000	5,961,779
Pacific Gas & Electric Co.
7/31/07 to 8/6/07	5.39 to 5.40 (b)	2,000,000	1,990,163
Paradigm Funding LLC
7/24/07	5.35	5,000,000	4,983,357
Park Granada LLC
7/9/07	5.32	2,000,000	1,997,658
Park Sienna LLC
7/6/07 to 7/11/07	5.33 to 5.34	4,000,000	3,994,865
Rockies Express Pipeline LLC
7/2/07 to 9/27/07	5.40 to 5.50 (b)	9,500,000	9,456,270
SABMiller PLC
7/3/07 to 8/24/07	5.39 to 5.41	3,000,000	2,991,369
Spectra Energy Capital LLC
7/2/07 to 7/10/07	5.37 to 5.46 (b)	3,000,000	2,998,359
Stratford Receivables Co. LLC
7/11/07 to 8/10/07	5.34 to 5.38	18,000,000	17,932,233
Textron Financial Corp.
7/5/07 to 7/6/07	5.34	4,000,000	3,997,347
Textron, Inc.
7/9/07	5.35	2,000,000	1,997,638
Time Warner Cable, Inc.
7/9/07 to 9/24/07	5.39 to 5.45	13,000,000	12,889,442
Time Warner, Inc.
7/9/07 to 9/26/07	5.40 to 5.45 (b)	19,000,000	18,846,490

Due Date	Yield (a)	Principal Amount	Value
Virginia Electric & Power Co.
7/3/07	5.38%	$ 3,000,000	$ 2,999,105
White Pine Finance LLC
7/2/07	5.32 (b)	8,000,000	7,998,822
Wisconsin Energy Corp.
7/13/07 to 9/21/07	5.36 to 5.46	5,750,000	5,706,056
Xcel Energy, Inc.
10/10/07	5.49	2,000,000	1,970,037
XTO Energy, Inc.
7/9/07	5.40	1,250,000	1,248,520
Zenith Funding Corp.
9/5/07 to 9/7/07	5.34 (b)	6,000,000	5,941,737
TOTAL COMMERCIAL PAPER			378,222,971
Master Notes - 3.4%

Asset Funding Co. III LLC
7/5/07	5.38 to 5.39 (c)(g)	26,000,000	26,000,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	13,000,000	13,000,000
Countrywide Commercial Real Estate Finance, Inc.
7/2/07	5.53 (c)	28,000,000	28,000,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(g)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(g)	9,000,000	9,000,000
TOTAL MASTER NOTES			85,000,000
Medium-Term Notes - 32.5%

AIG Matched Funding Corp.
8/15/07	5.35 (c)	22,000,000	22,000,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	26,000,000	26,000,000
Allstate Life Global Funding II
7/27/07	5.35 (b)(c)	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
7/23/07	5.34 (b)(c)	5,000,000	5,000,000
Banco Santander Totta SA
7/16/07	5.32 (b)(c)	15,000,000	15,000,000
Banesto SA
7/18/07	5.33 (b)(c)	12,000,000	12,000,000
Bank of New York Co., Inc.
7/27/07	5.38 (b)(c)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
7/13/07	5.32 (b)(c)	12,000,000	12,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40% (c)	$ 25,000,000	$ 25,000,000
BMW U.S. Capital LLC
7/16/07	5.34 (c)	2,000,000	2,000,000
7/5/07	5.30 (b)(c)	2,000,000	2,000,000
BNP Paribas SA
7/2/07	5.27 (c)	10,000,000	9,999,990
Caixa Catalunya
9/7/07	5.37 (c)	8,000,000	8,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	19,000,000	19,000,000
Caja Madrid SA
7/19/07	5.36 (c)	7,000,000	7,000,000
Calyon New York Branch
7/2/07	5.26 (c)	8,000,000	7,999,991
7/30/07	5.28 (c)	18,000,000	17,993,750
CIT Group, Inc.
9/20/07	5.59 (c)	1,000,000	1,000,528
Commonwealth Bank of Australia
7/24/07	5.32 (c)	21,430,000	21,431,926
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	7,000,000	7,000,000
Countrywide Bank, Alexandria Virginia
7/16/07 to 7/23/07	5.33 (c)	7,000,000	6,999,866
Credit Agricole SA
7/23/07	5.33 (c)	16,000,000	16,000,000
9/24/07	5.33 (b)(c)	9,000,000	9,000,000
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	31,000,000	30,999,395
Cullinan Finance Ltd./Corp.
5/27/08 to 6/12/08	5.35 to 5.40 (b)	24,000,000	24,000,000
DnB NOR Bank ASA
7/25/07	5.32 (b)(c)	27,000,000	26,999,957
Harrier Finance Funding LLC
7/11/07	5.30 (b)(c)	1,000,000	999,838
HBOS Treasury Services PLC
7/9/07	5.31 (b)(c)	10,600,000	10,599,434
9/24/07	5.43 (c)	20,000,000	20,000,000
HSBC Finance Corp.
7/6/07 to 7/24/07	5.33 to 5.37 (c)	26,000,000	26,000,000
HSBC USA, Inc.
7/16/07	5.32 (c)	5,000,000	5,000,000
HSH Nordbank AG
7/23/07	5.33 to 5.38 (b)(c)	20,000,000	19,999,992

Due Date	Yield (a)	Principal Amount	Value
ING USA Annuity & Life Insurance Co.
9/24/07	5.45% (c)(g)	$ 3,000,000	$ 3,000,000
Intesa Bank Ireland PLC
7/25/07	5.32 (b)(c)	20,000,000	20,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	6,000,000	5,999,885
Kestrel Funding PLC/US LLC
7/2/07	5.34 (b)(c)	1,000,000	1,000,000
Merrill Lynch & Co., Inc.
7/5/07 to 7/16/07	5.33 to 5.57 (c)	28,000,000	28,002,772
Metropolitan Life Global Funding I
7/6/07 to 7/30/07	5.35 to 5.43 (b)(c)	8,884,000	8,884,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	29,073,000	29,076,153
National Rural Utils. Coop. Finance Corp.
7/5/07	5.30 (c)	1,000,000	1,000,000
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	3,000,000	2,999,791
Nordea Bank AB
7/2/07	5.26 (c)	13,000,000	12,999,986
Pacific Life Global Funding
7/5/07	5.39 (b)(c)	3,000,000	3,000,822
RACERS
7/23/07	5.37 (b)(c)	15,000,000	15,000,000
Royal Bank of Scotland PLC
7/23/07	5.33 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(g)	2,000,000	2,000,000
Sigma Finance, Inc.
7/13/07 to 9/28/07	5.32 to 5.33 (b)(c)	40,000,000	39,997,450
Skandinaviska Enskilda Banken AB
7/6/07 to 9/24/07	5.27 to 5.34 (c)	40,000,000	39,997,082
Societe Generale
7/2/07	5.27 (c)	20,000,000	19,999,985
7/2/07	5.31 (b)(c)	9,000,000	9,000,333
Southern Co.
9/20/07	5.37 (c)	2,000,000	2,000,000
UniCredito Italiano Bank (Ireland) PLC
7/9/07 to 7/16/07	5.33 to 5.34 (b)(c)	39,500,000	39,499,979
UniCredito Italiano SpA, New York
8/20/07 to 9/13/07	5.33 to 5.36 (c)	34,000,000	33,999,415
Verizon Communications, Inc.
9/17/07	5.36 (c)	14,000,000	14,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Washington Mutual Bank
8/16/07 to 8/20/07	5.34 to 5.40% (c)	$ 11,500,000	$ 11,500,740
8/24/07	5.34 (b)(c)	20,000,000	20,000,000
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41 (b)(c)	13,000,000	13,000,000
TOTAL MEDIUM-TERM NOTES			818,983,060
Short-Term Notes - 2.8%

Jackson National Life Insurance Co.
7/1/07	5.40 (c)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
7/2/07 to 8/1/07	5.45 to 5.48 (c)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
7/2/07	5.46 to 5.49 (c)(g)	10,000,000	10,000,000
New York Life Insurance Co.
6/30/07	5.43 (c)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
8/1/07	5.53 (c)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.7%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	9,000,000	9,000,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	10,000,000	9,999,000
Master Funding Trust I
7/25/07 to 7/26/07	5.35 (c)	9,000,000	9,000,000
7/25/07	5.35 (b)(c)	2,000,000	2,000,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	12,000,000	12,000,000
Wind Trust
7/25/07	5.32 (b)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			42,999,000
Municipal Securities - 1.6%

California Gen. Oblig. Participating VRDN
7/6/07	3.75 (c)(e)	2,000,000	2,000,000
Catholic Health Initiatives
8/8/07 to 9/6/07	5.34 to 5.37	10,700,000	10,700,000
Gainesville & Hall County Hosp. Auth. Rev., VRDN
7/6/07	3.74 (c)	3,000,000	3,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2459
7/6/07	3.76 (c)(e)	7,000,000	6,999,999

Due Date	Yield (a)	Principal Amount	Value
New York City Hsg. Dev. Corp. Multi-family Mortgage Rev. Series A, VRDN
7/6/07	3.77% (c)(d)	$ 4,300,000	$ 4,300,000
Texas Gen. Oblig. Series E, VRDN
7/6/07	5.38 (c)	13,560,000	13,560,000
TOTAL MUNICIPAL SECURITIES			40,559,999
Repurchase Agreements - 24.6%
	Maturity Amount
In a joint trading account at 5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 620,279	620,000
With:
Banc of America Securities LLC at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $104,040,001, 0%, 7/2/07 - 9/25/07)	102,046,155	102,000,000
5.51%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $22,050,000, 6.52% - 9.32%, 4/25/35 - 10/25/46)	21,009,643	21,000,000
Citigroup Global Markets, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $116,280,000, 0%, 7/2/07 - 9/21/07)	114,051,538	114,000,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $6,300,000, 7.38%, 9/19/35)	6,081,293	6,000,000
4/30/07 due 7/30/07 (Collateralized by Equity Securities valued at $9,450,008)	9,121,940	9,000,000
5/2/07 due 8/7/07 (Collateralized by Mortgage Loan Obligations valued at $9,450,000, 5.54%, 6/10/46)	9,129,980	9,000,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,001, 4.91% - 5.5%, 11/25/35 - 8/13/42)	12,162,587	12,000,000
5/15/07 due 8/14/07 (Collateralized by Mortgage Loan Obligations valued at $12,600,000, 5.5% - 6.8%, 11/25/35 - 7/25/46)	12,162,587	12,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
Deutsche Bank Securities, Inc. at 5.36%, dated:
6/11/07 due 7/11/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,001, 6.19% - 6.38%, 12/18/10 - 3/25/47)	$ 7,031,267	$ 7,000,000
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $6,120,001, 5.51%, 6/2/42) (c)(f)	6,087,520	6,000,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $24,150,000, 7.38% - 7.63%, 5/15/11 - 6/1/16) (c)(f)	23,346,610	23,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.44% - 6.13%, 8/25/34 - 7/12/44) (c)(f)	18,109,600	18,000,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $7,350,121, 0.41% - 2.78%, 8/25/16 - 2/15/35)	7,094,134	7,000,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $5,253,425, 8.23%, 12/19/36)	5,067,744	5,000,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $6,120,140, 6.63% - 9.5%, 2/1/13 - 1/15/18) (c)(f)	6,164,103	6,000,000
5.5%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,917	74,000,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $85,684,576, 5.25% - 7%, 6/25/12 - 9/1/22)	84,037,975	84,000,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $13,696,551, 3.5% - 10.13%, 4/15/08 - 8/1/34) (c)(f)	13,180,408	13,000,000

	Maturity Amount	Value
With: - continued
Morgan Stanley & Co. at:
5.36%, dated 6/29/07 due 8/8/07 (Collateralized by Mortgage Loan Obligations valued at $19,047,086, 5.04% - 6.13%, 8/25/34 - 7/12/44)	$ 18,107,200	$ 18,000,000
5.45%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $76,446,755, 0%, 7/12/07 - 2/25/36)	74,033,608	74,000,000
TOTAL REPURCHASE AGREEMENTS		620,620,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,528,938,217)		2,528,938,217
NET OTHER ASSETS - (0.3)%		(6,912,827)
NET ASSETS - 100%		$ 2,522,025,390
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $544,092,209 or 21.6% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $121,000,000 or 4.8% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 13,000,000
5.39%, 7/5/07	8/29/06	$ 13,000,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.40%, 7/1/07	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 6,000,000
5.53%, 10/29/07	12/11/06	$ 3,000,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.45%, 7/2/07	3/26/02	$ 10,000,000
5.48%, 8/1/07	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.46%, 7/2/07	9/17/98	$ 5,000,000
5.49%, 7/2/07	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.53%, 8/1/07	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$620,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 95,951
Bank of America, NA	143,929
Barclays Capital, Inc.	73,302
Bear Stearns & Co., Inc.	14,163
Citigroup Global Markets, Inc.	143,929
Countrywide Securities Corp.	76,762
Greenwich Capital Markets, Inc.	23,988
HSBC Securities (USA), Inc.	47,976
$ 620,000
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $342,158 of which $61,748, $174,987 and $105,423 will expire on December 31, 2011, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

VIP Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $620,620,000) - See accompanying schedule: Unaffiliated issuers (cost $2,528,938,217)		$ 2,528,938,217
Cash		22,680
Receivable for fund shares sold		4,048,840
Interest receivable		12,008,212
Prepaid expenses		4,937
Total assets		2,545,022,886

Liabilities
Payable for investments purchased	$ 19,000,000
Payable for fund shares redeemed	2,821,115
Distributions payable	347,156
Accrued management fee	475,441
Distribution fees payable	21,498
Other affiliated payables	195,603
Other payables and accrued expenses	136,683
Total liabilities		22,997,496

Net Assets		$ 2,522,025,390
Net Assets consist of:
Paid in capital		$ 2,522,302,065
Undistributed net investment income		55,840
Accumulated undistributed net realized gain (loss) on investments		(332,515)
Net Assets		$ 2,522,025,390

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,444,751,143 ÷ 1,445,058,206 shares)	$ 1.00

Service Class: Net Asset Value, offering price and redemption price per share ($42,133,246 ÷ 42,136,629 shares)	$ 1.00

Service Class 2: Net Asset Value, offering price and redemption price per share ($88,184,270 ÷ 88,186,826 shares)	$ 1.00

Investor Class: Net Asset Value, offering price and redemption price per share ($946,956,731 ÷ 946,895,118 shares)	$ 1.00

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Money Market Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest (including $94,782 from affiliated interfund lending)		$ 61,701,348

Expenses
Management fee	$ 2,692,818
Transfer agent fees	973,939
Distribution fees	129,408
Accounting fees and expenses	109,143
Custodian fees and expenses	21,457
Independent trustees' compensation	3,570
Audit	26,249
Legal	2,392
Miscellaneous	151,926
Total expenses before reductions	4,110,902
Expense reductions	(3,752)	4,107,150
Net investment income		57,594,198
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,643
Net increase in net assets resulting from operations		$ 57,603,841

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 57,594,198	$ 94,771,310
Net realized gain (loss)	9,643	46,850
Net increase in net assets resulting from operations	57,603,841	94,818,160
Distributions to shareholders from net investment income	(57,585,371)	(94,777,417)
Share transactions - net increase (decrease)	165,403,681	810,408,342
Total increase (decrease) in net assets	165,422,151	810,449,085

Net Assets
Beginning of period	2,356,603,239	1,546,154,154
End of period (including undistributed net investment income of $55,840 and undistributed net investment income of $47,013, respectively)	$ 2,522,025,390	$ 2,356,603,239

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.048	.030	.012	.010	.017
Distributions from net investment income	(.025)	(.048)	(.030)	(.012)	(.010)	(.017)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.56%	4.87%	3.03%	1.21%	1.00%	1.69%
Ratios to Average Net Assets E
Expenses before reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.33% A	.33%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.33% A	.33%	.29%	.29%	.29%	.29%
Net investment income	5.07% A	4.84%	3.00%	1.18%	1.00%	1.68%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,444,751	$ 1,634,441	$ 1,347,642	$ 1,392,449	$ 1,817,440	$ 2,705,069

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.029	.011	.009	.016
Distributions from net investment income	(.025)	(.047)	(.029)	(.011)	(.009)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.50%	4.76%	2.92%	1.10%	.90%	1.61%
Ratios to Average Net Assets E
Expenses before reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of fee waivers, if any	.44% A	.43%	.40%	.40%	.38%	.39%
Expenses net of all reductions	.44% A	.43%	.40%	.40%	.38%	.39%
Net investment income	4.96% A	4.73%	2.88%	1.08%	.91%	1.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,133	$ 56,502	$ 20,987	$ 13,905	$ 19,606	$ 8,017

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.045	.027	.009	.007	.014
Distributions from net investment income	(.024)	(.045)	(.027)	(.009)	(.007)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.43%	4.61%	2.77%	.95%	.75%	1.45%
Ratios to Average Net Assets E
Expenses before reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of fee waivers, if any	.58% A	.58%	.54%	.55%	.54%	.54%
Expenses net of all reductions	.58% A	.58%	.54%	.55%	.54%	.54%
Net investment income	4.82% A	4.59%	2.90%	.93%	.75%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$ 88,184	$ 85,647	$ 51,301	$ 20,899	$ 3,068	$ 47,604

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.025	.047	.016
Distributions from net investment income	(.025)	(.047)	(.016)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	2.53%	4.81%	1.58%
Ratios to Average Net Assets F
Expenses before reductions	.39% A	.39%	.36% A
Expenses net of fee waivers, if any	.39% A	.39%	.36% A
Expenses net of all reductions	.39% A	.39%	.36% A
Net investment income	5.02% A	4.78%	3.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,957	$ 580,013	$ 126,224

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Money Market Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Money Market Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ -
Cost for federal income tax purposes	$ 2,528,938,217

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is calculated on the basis of a group fee rate plus a total income-based component. The group fee rate averaged ..12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. The total income-based component is calculated according to a graduated schedule providing for different rates based on the Fund's gross annualized yield. The rate increases as the Fund's gross yield increases.

During the period the income-based portion of this fee was $1,355,426 or an annualized rate of .12% of the Fund's average net assets. For the period, the Fund's total annualized management fee rate was .24% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 23,671
Service Class 2	105,737
$ 129,408

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of their month end net assets. Investor Class pays a monthly asset-based transfer agent fee of .12% of its month end net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 487,696
Service Class	18,265
Service Class 2	28,592
Investor Class	439,386
$ 973,939

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

VIP Money Market Portfolio

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 17,090,054	5.40%

5. Expense Reductions.

Through arrangements with the fund's custodian credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $3,752.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 74% of the total outstanding shares of the Fund.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 36,372,035	$ 73,972,014
Service Class	1,171,196	1,192,586
Service Class 2	2,026,214	3,206,476
Investor Class	18,015,926	16,406,341
Total	$ 57,585,371	$ 94,777,417

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class Shares sold	278,663,181	805,545,671
Reinvestment of distributions	36,428,949	73,673,472
Shares redeemed	(504,785,530)	(592,412,576)
Net increase (decrease)	(189,693,400)	286,806,567
Service Class Shares sold	32,599,506	99,908,819
Reinvestment of distributions	1,180,992	1,179,497
Shares redeemed	(48,147,448)	(65,574,755)
Net increase (decrease)	(14,366,950)	35,513,561

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
Service Class 2 Shares sold	41,139,424	87,110,784
Reinvestment of distributions	2,037,328	3,189,428
Shares redeemed	(40,638,364)	(55,956,973)
Net increase (decrease)	2,538,388	34,343,239
Investor Class Shares sold	394,817,760	560,339,731
Reinvestment of distributions	18,046,172	16,261,969
Shares redeemed	(45,938,289)	(122,856,725)
Net increase (decrease)	366,925,643	453,744,975

VIP Money Market Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Money Market Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Money Market Portfolio

VIP Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. The Board also recognized that the income-based component of the fund's management fee varies depending on the level of the fund's monthly gross income, providing for higher fees at higher income levels, and for lower fees at lower income levels.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

VIP: Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
45
46
44
45
43
45
45
45
45
45
20
20
20
20
23
2002
2003
2004
2005
2006

	2002	2003	2004	2005	2006
TMG %	1%	1%	1%	3%	3%
Funds/Classes	99	89	86	81	76
ASPG Quartile	1st	1st	1st	1st	1st

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Service Class and Investor Class ranked below its competitive median for 2006, and the total expenses of Service Class 2 ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP Money Market Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Fidelity Research & Analysis Company

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Shareholder Servicing Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPMM-SANN-0807
1.705628.109

Fidelity® Variable Insurance Products:

Asset ManagerSM Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Asset Manager Portfolio

VIP Asset Manager Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,075.40	$ 3.24
HypotheticalA	$ 1,000.00	$ 1,021.67	$ 3.16
Service Class
Actual	$ 1,000.00	$ 1,074.00	$ 3.81
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class 2
Actual	$ 1,000.00	$ 1,073.20	$ 4.57
HypotheticalA	$ 1,000.00	$ 1,020.38	$ 4.46
Investor Class
Actual	$ 1,000.00	$ 1,074.20	$ 3.86
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.63%
Service Class	.74%
Service Class 2.89%
Investor Class	.75%

Semiannual Report

VIP Asset Manager Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.2	0.7
Valero Energy Corp.	1.2	0.8
Monsanto Co.	1.2	0.8
AT&T, Inc.	1.0	1.0
Ultra Petroleum Corp.	0.9	0.8
	5.5
Top Five Bond Issuers as of June 30, 2007
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	9.7	5.7
Fannie Mae	9.4	10.2
Freddie Mac	2.7	2.4
Government National Mortgage Association	0.8	0.9
Morgan Stanley Capital I Trust	0.4	0.0
	23.0
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	10.8	9.1
Financials	8.9	12.6
Information Technology	7.7	6.9
Consumer Discretionary	6.0	7.5
Materials	5.7	3.4
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 49.0%		Stock Class and Equity Futures 50.1%
	Bond Class 47.4%		Bond Class 44.4%
	Short-Term Class 3.6%		Short-Term Class 5.5%
* Foreign investments	17.2%	** Foreign investments	18.3%

Asset allocations in the pie charts reflect the categorization of assets as defined in the fund's prospectus in effect as of the time periods indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com.

VIP Asset Manager Portfolio

VIP Asset Manager Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 45.1%
	Shares	Value
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 0.3%
Sotheby's Class A (ltd. vtg.)	138,800	$ 6,387,576
Hotels, Restaurants & Leisure - 1.3%
Burger King Holdings, Inc.	252,000	6,637,680
CKE Restaurants, Inc.	77,000	1,545,390
Hilton Hotels Corp.	109,900	3,678,353
McDonald's Corp.	148,200	7,522,632
Nissin Healthcare Food Service Co.	29,700	385,840
Starwood Hotels & Resorts Worldwide, Inc.	42,100	2,823,647
Vail Resorts, Inc. (a)	48,700	2,964,369
		25,557,911
Household Durables - 0.1%
Koninklijke Philips Electronics NV	38,100	1,612,392
Internet & Catalog Retail - 0.6%
Priceline.com, Inc. (a)	161,100	11,074,014
Media - 0.3%
Comcast Corp. Class A (special) (non-vtg.)	77,450	2,165,502
SES SA FDR unit	63,862	1,382,893
Virgin Media, Inc.	103,650	2,525,951
		6,074,346
Multiline Retail - 0.3%
Kohl's Corp. (a)	36,800	2,613,904
Saks, Inc.	151,600	3,236,660
		5,850,564
Specialty Retail - 0.3%
PETsMART, Inc.	99,700	3,235,265
Tiffany & Co., Inc.	41,500	2,201,990
		5,437,255
Textiles, Apparel & Luxury Goods - 0.9%
Burberry Group PLC	124,100	1,712,040
Coach, Inc. (a)	86,000	4,075,540
Crocs, Inc. (a)(d)	77,000	3,313,310
Polo Ralph Lauren Corp. Class A	32,300	3,168,953
VF Corp.	59,700	5,467,326
		17,737,169
TOTAL CONSUMER DISCRETIONARY		79,731,227
CONSUMER STAPLES - 1.6%
Food Products - 0.7%
Cresud S.A.C.I.F. y A. sponsored ADR	44,500	951,855
Nestle SA sponsored ADR	19,200	1,836,480
Nutreco Holding NV	21,900	1,604,977
Saskatchewan Wheat Pool, Inc. (a)	7,300	75,313
Saskatchewan Wheat Pool, Inc. (a)(e)	204,600	2,110,823
Tyson Foods, Inc. Class A	309,700	7,135,488
		13,714,936

	Shares	Value
Personal Products - 0.3%
Avon Products, Inc.	30,700	$ 1,128,225
Bare Escentuals, Inc.	87,600	2,991,540
Kose Corp.	80,600	2,283,972
		6,403,737
Tobacco - 0.6%
Altria Group, Inc.	138,500	9,714,390
Philip Morris CR AS	3,205	1,666,286
		11,380,676
TOTAL CONSUMER STAPLES		31,499,349
ENERGY - 9.2%
Energy Equipment & Services - 2.1%
GlobalSantaFe Corp.	21,500	1,553,375
Nabors Industries Ltd. (a)	113,800	3,798,644
Oceaneering International, Inc. (a)	90,100	4,742,864
Schlumberger Ltd. (NY Shares)	97,800	8,307,132
Smith International, Inc.	88,100	5,166,184
Transocean, Inc. (a)	80,500	8,531,390
W-H Energy Services, Inc. (a)	23,600	1,461,076
Weatherford International Ltd. (a)	111,900	6,181,356
		39,742,021
Oil, Gas & Consumable Fuels - 7.1%
Apache Corp.	48,900	3,989,751
Cabot Oil & Gas Corp.	205,000	7,560,400
Cameco Corp.	227,700	11,542,643
Canadian Natural Resources Ltd.	30,800	2,046,491
China Coal Energy Co. Ltd. (H Shares)	182,000	272,795
DMCI Holdings, Inc.	2,135,000	434,206
EOG Resources, Inc.	76,300	5,574,478
Exxon Mobil Corp.	187,400	15,719,112
Marathon Oil Corp.	160,000	9,593,600
NuVista Energy Ltd. (a)	43,100	586,670
Petroplus Holdings AG	118,710	12,224,720
ProEx Energy Ltd. (a)	55,800	785,731
Quicksilver Resources, Inc. (a)	19,700	878,226
Range Resources Corp.	14,200	531,222
Semirara Mining Corp.	814,700	511,171
Suncor Energy, Inc.	14,100	1,270,158
Sunoco, Inc.	115,200	9,179,136
Tesoro Corp.	93,700	5,354,955
Ultra Petroleum Corp. (a)	327,700	18,102,148
Uranium One, Inc.	225,900	2,877,694
Valero Energy Corp.	304,700	22,505,142
Williams Companies, Inc.	163,300	5,163,546
		136,703,995
TOTAL ENERGY		176,446,016
FINANCIALS - 4.2%
Capital Markets - 1.1%
Charles Schwab Corp.	154,100	3,162,132
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	55,500	$ 7,352,085
Goldman Sachs Group, Inc.	20,800	4,508,400
Julius Baer Holding AG (Bearer)	38,904	2,799,330
Pampa Holding SA (a)	765,827	686,074
T. Rowe Price Group, Inc.	38,800	2,013,332
		20,521,353
Commercial Banks - 1.2%
Banco Bradesco SA (PN) sponsored ADR	277,800	6,697,758
Banco Daycoval SA	95,600	862,337
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	199,800	8,879,112
Raiffeisen International Bank Holding AG	9,200	1,465,516
Shinsei Bank Ltd.	470,000	1,900,455
Uniao de Bancos Brasileiros SA (Unibanco) GDR	30,100	3,397,387
		23,202,565
Consumer Finance - 0.2%
SFCG Co. Ltd.	7,340	1,229,492
Takefuji Corp.	55,120	1,852,848
		3,082,340
Insurance - 1.5%
Aioi Insurance Co. Ltd.	192,000	1,248,717
Benfield Group PLC	253,400	1,644,866
MetLife, Inc.	138,200	8,911,136
Millea Holdings, Inc.	36,930	1,517,260
Mitsui Sumitomo Insurance Co. Ltd.	86,000	1,104,677
Prudential Financial, Inc.	149,200	14,506,716
		28,933,372
Real Estate Investment Trusts - 0.2%
Annaly Capital Management, Inc.	344,700	4,970,574
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	21,500	397,750
TOTAL FINANCIALS		81,107,954
HEALTH CARE - 4.7%
Biotechnology - 1.6%
Actelion Ltd. (Reg.) (a)	31,410	1,405,171
Celgene Corp. (a)	283,700	16,264,521
CSL Ltd.	11,100	828,278
Gilead Sciences, Inc. (a)	306,000	11,863,620
		30,361,590
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.	63,900	4,133,052
Becton, Dickinson & Co.	73,800	5,498,100
Cytyc Corp. (a)	155,800	6,716,538
Synthes, Inc.	17,205	2,068,938
		18,416,628

	Shares	Value
Health Care Providers & Services - 0.7%
Humana, Inc. (a)	136,500	$ 8,314,215
Medco Health Solutions, Inc. (a)	72,900	5,685,471
		13,999,686
Pharmaceuticals - 1.5%
Elan Corp. PLC sponsored ADR (a)	486,800	10,675,524
Merck & Co., Inc.	251,600	12,529,680
Sanofi-Aventis sponsored ADR	42,600	1,715,502
Takeda Pharamaceutical Co. Ltd.	51,000	3,296,200
		28,216,906
TOTAL HEALTH CARE		90,994,810
INDUSTRIALS - 3.8%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.	25,000	1,431,750
General Dynamics Corp.	46,800	3,660,696
L-3 Communications Holdings, Inc.	89,600	8,726,144
		13,818,590
Airlines - 0.2%
Ryanair Holdings PLC sponsored ADR (a)	117,000	4,416,750
Construction & Engineering - 0.0%
Samwhan Corp.	13,510	475,267
Electrical Equipment - 0.5%
ABB Ltd. sponsored ADR	445,700	10,072,820
Industrial Conglomerates - 0.9%
Hutchison Whampoa Ltd.	397,000	3,942,481
McDermott International, Inc. (a)	150,100	12,476,312
		16,418,793
Machinery - 1.2%
Caterpillar, Inc.	143,800	11,259,540
CNH Global NV	7,200	367,848
Cummins, Inc.	51,700	5,232,557
Deere & Co.	11,700	1,412,658
Kubota Corp.	262,000	2,127,314
MAN AG	18,600	2,687,495
		23,087,412
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	30,700	2,613,798
Kansas City Southern	83,700	3,142,098
		5,755,896
TOTAL INDUSTRIALS		74,045,528
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 2.1%
Cisco Systems, Inc. (a)	208,700	5,812,295
Harris Corp.	48,200	2,629,310
Infinera Corp.	84,600	2,108,232
QUALCOMM, Inc.	123,000	5,336,970
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	114,700	$ 22,938,853
Sonus Networks, Inc. (a)	258,100	2,199,012
		41,024,672
Computers & Peripherals - 1.4%
Apple, Inc. (a)	129,400	15,791,976
Data Domain, Inc.	7,500	172,500
Dell, Inc. (a)	230,200	6,572,210
EMC Corp. (a)	246,700	4,465,270
		27,001,956
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	64,600	1,288,770
Internet Software & Services - 1.2%
Akamai Technologies, Inc. (a)	129,900	6,318,336
comScore, Inc.	2,000	46,300
Google, Inc. Class A (sub. vtg.) (a)	25,500	13,346,190
SAVVIS, Inc. (a)	73,900	3,658,789
		23,369,615
IT Services - 0.9%
Fidelity National Information Services, Inc.	115,600	6,274,768
Mastercard, Inc. Class A	70,000	11,610,900
		17,885,668
Office Electronics - 0.0%
Canon, Inc.	10,900	639,176
Semiconductors & Semiconductor Equipment - 0.7%
Applied Materials, Inc.	401,900	7,985,753
ASML Holding NV (NY Shares) (a)	157,100	4,312,395
		12,298,148
Software - 0.8%
Adobe Systems, Inc. (a)	77,900	3,127,685
EPIQ Systems, Inc. (a)	174,900	2,826,384
Glu Mobile, Inc.	49,500	688,050
Nintendo Co. Ltd.	21,000	7,702,800
Solera Holdings, Inc.	79,900	1,548,462
		15,893,381
TOTAL INFORMATION TECHNOLOGY		139,401,386
MATERIALS - 5.3%
Chemicals - 2.7%
Lanxess AG	18,900	1,058,470
Monsanto Co.	331,600	22,396,264
Potash Corp. of Saskatchewan, Inc.	182,400	14,221,729
The Mosaic Co. (a)	363,800	14,195,476
		51,871,939
Metals & Mining - 2.1%
Anglo American PLC ADR	14,000	410,760
Anglo Platinum Ltd.	4,700	774,074
Aquiline Resources, Inc. (a)	125,000	1,290,777

	Shares	Value
Aquiline Resources, Inc. (a)(e)	70,300	$ 725,933
Arcelor Mittal	197,500	12,324,000
Companhia Vale do Rio Doce sponsored ADR	101,800	4,535,190
European Goldfields Ltd. (a)	278,100	1,472,409
Freeport-McMoRan Copper & Gold, Inc. Class B	115,300	9,549,146
Gold Fields Ltd.	34,400	540,080
Gold Fields Ltd. sponsored ADR	187,900	2,950,030
Guyana Goldfields, Inc.	41,300	394,681
IAMGOLD Corp.	205,000	1,578,033
Impala Platinum Holdings Ltd.	101,200	3,092,875
Meridian Gold, Inc. (a)	14,200	391,636
Tokyo Steel Manufacturing Co. Ltd.	25,500	400,430
		40,430,054
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc.	529,000	1,544,417
Bowater, Inc. (d)	75,500	1,883,725
Canfor Corp. New (a)	53,500	676,503
Catalyst Paper Corp. (a)	789,300	2,511,830
Nine Dragons Paper (Holdings) Ltd.	1,155,300	2,692,036
		9,308,511
TOTAL MATERIALS		101,610,504
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.	461,000	19,131,500
Wireless Telecommunication Services - 2.1%
America Movil SAB de CV Series L sponsored ADR	205,600	12,732,808
American Tower Corp. Class A (a)	203,300	8,538,600
China Mobile (Hong Kong) Ltd. sponsored ADR	63,400	3,417,260
NII Holdings, Inc. (a)	172,000	13,887,280
Taiwan Cellular Co. Ltd.	1,193,000	1,466,654
		40,042,602
TOTAL TELECOMMUNICATION SERVICES		59,174,102
UTILITIES - 1.9%
Electric Utilities - 0.9%
E.ON AG	14,600	2,437,032
Enernoc, Inc.	13,800	526,194
Entergy Corp.	102,600	11,014,110
Reliant Energy, Inc. (a)	119,200	3,212,440
		17,189,776
Independent Power Producers & Energy Traders - 1.0%
Constellation Energy Group, Inc.	97,500	8,499,075
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	166,700	$ 1,573,648
NRG Energy, Inc. (a)	239,900	9,972,643
		20,045,366
TOTAL UTILITIES		37,235,142
TOTAL COMMON STOCKS (Cost $716,545,041)		871,246,018
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	27,600	1,109,783
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,059,339)		1,109,783
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.87% to 4.94% 7/12/07 (f) (Cost $4,767,336)	$ 4,775,000	4,770,531
Fixed-Income Funds - 42.9%
	Shares
Fidelity Floating Rate Central Fund (g)	579,100	58,170,590
Fidelity High Income Central Fund 1 (g)	328,353	32,914,143
Fidelity VIP Investment Grade Central Fund (g)	7,286,469	737,099,182
TOTAL FIXED-INCOME FUNDS (Cost $838,362,700)		828,183,915
Money Market Funds - 10.5%
	Shares	Value
Fidelity Cash Central Fund, 5.32% (b)	124,350,317	$ 124,350,317
Fidelity Money Market Central Fund, 5.43% (b)	73,860,162	73,860,162
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	3,577,450	3,577,450
TOTAL MONEY MARKET FUNDS (Cost $201,787,929)		201,787,929
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $1,762,522,345)		1,907,098,176
NET OTHER ASSETS - 1.2%		23,819,546
NET ASSETS - 100%		$ 1,930,917,722
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
170 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 10,388,022	$ 199,547
56 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	7,464,670	115,042
130 S&P 500 Index Contracts	Sept. 2007	49,250,500	(317,525)
47 TOPIX 150 Index Contracts (Japan)	Sept. 2007	6,773,709	(15,051)
TOTAL EQUITY INDEX CONTRACTS		$ 73,876,901	$ (17,987)

The face value of futures purchased as a percentage of net assets - 3.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,836,756 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,221,045.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,012,396
Fidelity Floating Rate Central Fund	2,471,239
Fidelity High Income Central Fund 1	2,422,953
Fidelity Money Market Central Fund	2,689,869
Fidelity Securities Lending Cash Central Fund	27,904
Fidelity VIP Investment Grade Central Fund	20,245,613
Total	$ 29,869,974

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ 12,504,160	$ 58,170,590	2.4%
Fidelity High Income Central Fund 1	80,596,646	-	48,155,663	32,914,143	10.9%
Fidelity VIP Investment Grade Central Fund	791,098,507	49,061,216	89,965,060	737,099,182	24.1%
Total	$ 942,427,103	$ 49,061,216	$ 150,624,883	$ 828,183,915	100.0%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	23.2%
AAA,AA,A	11.1%
BBB	6.6%
BB	2.6%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.4%
Equities	49.1%
Short-Term Investments and Net Other Assets	4.1%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	82.8%
Canada	4.5%
Switzerland	1.5%
United Kingdom	1.5%
Japan	1.3%
Brazil	1.2%
Netherlands	1.1%
Others (individually less than 1%)	6.1%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $3,578,100) - See accompanying schedule: Unaffiliated issuers (cost $722,371,716)	$ 877,126,332
Fidelity Central Funds (cost $1,040,150,629)	1,029,971,844
Total Investments (cost $1,762,522,345)		$ 1,907,098,176
Foreign currency held at value (cost $119)		92
Receivable for investments sold		27,356,023
Receivable for fund shares sold		79,181
Dividends receivable		669,527
Distributions receivable from Fidelity Central Funds		4,505,366
Receivable for daily variation on futures contracts		137,621
Prepaid expenses		5,128
Other receivables		105,457
Total assets		1,939,956,571

Liabilities
Payable for investments purchased	$ 2,615,639
Payable for fund shares redeemed	1,584,273
Accrued management fee	822,575
Distribution fees payable	13,139
Other affiliated payables	177,962
Other payables and accrued expenses	247,811
Collateral on securities loaned, at value	3,577,450
Total liabilities		9,038,849

Net Assets		$ 1,930,917,722
Net Assets consist of:
Paid in capital		$ 1,678,393,509
Undistributed net investment income		25,018,271
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		82,949,668
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		144,556,274
Net Assets		$ 1,930,917,722

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,822,704,338 ÷ 114,659,793 shares)	$ 15.90

Service Class: Net Asset Value, offering price and redemption price per share ($16,261,945 ÷ 1,029,638 shares)	$ 15.79

Service Class 2: Net Asset Value, offering price and redemption price per share ($55,939,574 ÷ 3,573,277 shares)	$ 15.65

Investor Class: Net Asset Value, offering price and redemption price per share ($36,011,865 ÷ 2,271,492 shares)	$ 15.85

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 4,455,439
Interest		113,281
Income from Fidelity Central Funds		29,869,974
Total income		34,438,694

Expenses
Management fee	$ 5,317,306
Transfer agent fees	719,429
Distribution fees	79,335
Accounting and security lending fees	403,337
Custodian fees and expenses	40,627
Independent trustees' compensation	3,335
Appreciation in deferred trustee compensation account	266
Audit	37,975
Legal	4,256
Miscellaneous	58,980
Total expenses before reductions	6,664,846
Expense reductions	(51,725)	6,613,121
Net investment income (loss)		27,825,573
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	78,098,361
Fidelity Central Funds	5,462,207
Foreign currency transactions	(62,794)
Futures contracts	4,615,350
Capital gain distributions from Fidelity Central Funds	594,304
Total net realized gain (loss)		88,707,428
Change in net unrealized appreciation (depreciation) on: Investment securities	35,103,192
Assets and liabilities in foreign currencies	9,142
Futures contracts	(537,745)
Total change in net unrealized appreciation (depreciation)		34,574,589
Net gain (loss)		123,282,017
Net increase (decrease) in net assets resulting from operations		$ 151,107,590

Statement of Changes in Net Assets

	Six months ended June 30, 2007 Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,825,573	$ 66,787,201
Net realized gain (loss)	88,707,428	162,523,758
Change in net unrealized appreciation (depreciation)	34,574,589	(68,032,199)
Net increase (decrease) in net assets resulting from operations	151,107,590	161,278,760
Distributions to shareholders from net investment income	(66,845,425)	(65,774,370)
Distributions to shareholders from net realized gain	(61,310,603)	-
Total distributions	(128,156,028)	(65,774,370)
Share transactions - net increase (decrease)	(279,276,825)	(405,651,778)
Total increase (decrease) in net assets	(256,325,263)	(310,147,388)

Net Assets
Beginning of period	2,187,242,985	2,497,390,373
End of period (including undistributed net investment income of $25,018,271 and undistributed net investment income of $61,631,634, respectively)	$ 1,930,917,722	$ 2,187,242,985

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75	$ 14.51
Income from Investment Operations
Net investment income (loss)E	.21	.44	.38	.36H	.36	.46
Net realized and unrealized gain (loss)	.92	.64	.21	.42	1.83	(1.69)
Total from investment operations	1.13	1.08	.59	.78	2.19	(1.23)
Distributions from net investment income	(.49)	(.41)	(.39)	(.39)	(.48)	(.53)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.94)	(.41)	(.40) J	(.39)	(.48)	(.53)
Net asset value, end of period	$ 15.90	$ 15.71	$ 15.04	$ 14.85	$ 14.46	$ 12.75
Total ReturnB, C, D	7.54%	7.32%	4.04%	5.47%	17.97%	(8.73)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of fee waivers, if any	.63%A	.65%	.64%	.66%	.63%	.63%
Expenses net of all reductions	.63%A	.63%	.63%	.65%	.62%	.61%
Net investment income (loss)	2.68%A	2.90%	2.60%	2.53%	2.71%	3.49%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,822,704	$ 2,080,545	$ 2,407,113	$ 2,751,094	$ 3,011,837	$ 2,784,945
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.40 per share is comprised of distributions from net investment income of $.39 and distributions from net realized gain of $.005 per share.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66	$ 14.41
Income from Investment Operations
Net investment income (loss)E	.20	.42	.36	.34H	.34	.44
Net realized and unrealized gain (loss)	.90	.64	.21	.42	1.83	(1.68)
Total from investment operations	1.10	1.06	.57	.76	2.17	(1.24)
Distributions from net investment income	(.47)	(.39)	(.37)	(.38)	(.46)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.92)	(.39)	(.38)J	(.38)	(.46)	(.51)
Net asset value, end of period	$ 15.79	$ 15.61	$ 14.94	$ 14.75	$ 14.37	$ 12.66
Total ReturnB, C, D	7.40%	7.24%	3.93%	5.36%	17.91%	(8.85)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of fee waivers, if any	.74%A	.76%	.74%	.77%	.74%	.74%
Expenses net of all reductions	.74%A	.74%	.73%	.76%	.73%	.72%
Net investment income (loss)	2.57%A	2.79%	2.50%	2.41%	2.59%	3.38%
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,262	$ 24,021	$ 29,382	$ 33,118	$ 32,087	$ 25,692
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.38 per share is comprised of distributions from net investment income of $.37 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59	$ 14.36
Income from Investment Operations
Net investment income (loss)E	.19	.39	.34	.32H	.32	.41
Net realized and unrealized gain (loss)	.89	.63	.21	.41	1.81	(1.67)
Total from investment operations	1.08	1.02	.55	.73	2.13	(1.26)
Distributions from net investment income	(.45)	(.37)	(.37)	(.36)	(.45)	(.51)
Distributions from net realized gain	(.45)	-	(.01)	-	-	-
Total distributions	(.90)	(.37)	(.37)J	(.36)	(.45)	(.51)
Net asset value, end of period	$ 15.65	$ 15.47	$ 14.82	$ 14.64	$ 14.27	$ 12.59
Total ReturnB, C, D	7.32%	7.06%	3.85%	5.18%	17.66%	(9.03)%
Ratios to Average Net AssetsF, I
Expenses before reductions	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of fee waivers, if any	.89%A	.92%	.90%	.93%	.91%	.90%
Expenses net of all reductions	.89%A	.90%	.89%	.92%	.89%	.88%
Net investment income (loss)	2.42%A	2.64%	2.34%	2.25%	2.43%	3.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 55,940	$ 55,585	$ 51,574	$ 36,763	$ 22,456	$ 16,367
Portfolio turnover rateG	99%A	173%	44%	66%	82%	140%

A Annualized BTotal returns for periods of less than one year are not annualized. CTotal returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HInvestment income per share reflects a special dividend which amounted to $.04 per share. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Total distributions of $.37 per share is comprised of distributions from net investment income of $.365 and distributions from net realized gain of $.005 per share.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005H
Selected Per-Share Data
Net asset value, beginning of period	$ 15.67	$ 15.03	$ 14.63
Income from Investment Operations
Net investment income (loss)E	.20	.42	.16
Net realized and unrealized gain (loss)	.91	.63	.24
Total from investment operations	1.11	1.05	.40
Distributions from net investment income	(.48)	(.41)	-
Distributions from net realized gain	(.45)	-	-
Total distributions	(.93)	(.41)	-
Net asset value, end of period	$ 15.85	$ 15.67	$ 15.03
Total ReturnB, C, D	7.42%	7.16%	2.73%
Ratios to Average Net AssetsF, I
Expenses before reductions	.75%A	.78%	.82%A
Expenses net of fee waivers, if any	.75%A	.78%	.82%A
Expenses net of all reductions	.74%A	.76%	.81%A
Net investment income (loss)	2.56%A	2.77%	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,012	$ 27,092	$ 9,322
Portfolio turnover rateG	99%A	173%	44%

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. DTotal returns would have been lower had certain expenses not been reduced during the periods shown. ECalculated based on average shares outstanding during the period. FFees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Asset Manager Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust)(formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity Money Market Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital and liquidity.	Short-term Investments
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its fund's investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

VIP Asset Manager Portfolio

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 172,436,813
Unrealized depreciation	(7,984,191)
Net unrealized appreciation (depreciation)	$ 164,452,622
Cost for federal income tax purposes Cost	$ 1,742,645,554

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

VIP Asset Manager Portfolio

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $929,364,004 and $1,303,352,197, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .51% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 9,734
Service Class 2	69,601
$ 79,335

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 661,904
Service Class	7,466
Service Class 2	21,800
Investor Class	28,259
$ 719,429

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,143 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,689 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $27,904.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $49,564 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,657.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 27% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 20% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

VIP Asset Manager Portfolio

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 63,693,572	$ 63,434,414
Service Class	724,316	706,426
Service Class 2	1,592,037	1,331,968
Investor Class	835,500	301,562
Total	$ 66,845,425	$ 65,774,370
From net realized gain
Initial Class	$ 58,256,317	$ -
Service Class	687,641	-
Service Class 2	1,584,992	-
Investor Class	781,653	-
Total	$ 61,310,603	$ -

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	842,533	2,117,965	$ 13,049,429	$ 31,923,801
Reinvestment of distributions	8,102,983	4,291,909	121,949,889	63,434,414
Shares redeemed	(26,685,241)	(34,074,425)	(414,582,823)	(513,616,796)
Net increase (decrease)	(17,739,725)	(27,664,551)	$ (279,583,505)	$ (418,258,581)
Service Class
Shares sold	105,125	138,220	$ 1,638,985	$ 2,085,823
Reinvestment of distributions	94,382	48,056	1,411,957	706,426
Shares redeemed	(708,700)	(614,188)	(10,683,955)	(9,243,261)
Net increase (decrease)	(509,193)	(427,912)	$ (7,633,013)	$ (6,451,012)
Service Class 2
Shares sold	205,096	2,616,207	$ 3,117,456	$ 38,570,263
Reinvestment of distributions	214,230	91,356	3,177,029	1,331,968
Shares redeemed	(439,205)	(2,595,506)	(6,711,226)	(37,521,668)
Net increase (decrease)	(19,879)	112,057	$ (416,741)	$ 2,380,563
Investor Class
Shares sold	542,909	1,227,221	$ 8,423,514	$ 18,486,890
Reinvestment of distributions	107,738	20,431	1,617,153	301,562
Shares redeemed	(107,815)	(139,388)	(1,684,233)	(2,111,200)
Net increase (decrease)	542,832	1,108,264	$ 8,356,434	$ 16,677,252

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

VIP Asset Manager Portfolio

Semiannual Report

VIP Asset Manager Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAM-SANN-0807
1.705701.109

Fidelity® Variable Insurance Products:
Asset Manager: Growth® Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,097.60	$ 3.85
HypotheticalA	$ 1,000.00	$ 1,021.12	$ 3.71
Service Class
Actual	$ 1,000.00	$ 1,097.10	$ 4.37
HypotheticalA	$ 1,000.00	$ 1,020.63	$ 4.21
Service Class 2
Actual	$ 1,000.00	$ 1,096.20	$ 5.30
HypotheticalA	$ 1,000.00	$ 1,019.74	$ 5.11
Investor Class
Actual	$ 1,000.00	$ 1,097.00	$ 4.52
HypotheticalA	$ 1,000.00	$ 1,020.48	$ 4.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.74%
Service Class	.84%
Service Class 2	1.02%
Investor Class	.87%

Semiannual Report

VIP Asset Manager: Growth Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Ten Stocks as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Research In Motion Ltd.	1.6	1.0
Valero Energy Corp.	1.6	1.2
Monsanto Co.	1.5	1.2
AT&T, Inc.	1.3	1.5
Celgene Corp.	1.1	1.0
Apple, Inc.	1.1	0.3
Exxon Mobil Corp.	1.1	2.1
Ultra Petroleum Corp.	1.1	1.2
Prudential Financial, Inc.	1.0	1.2
Potash Corp. of Saskatchewan, Inc.	1.0	0.0
	12.4
Market Sectors as of June 30, 2007
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Energy	12.1	10.1
Information Technology	9.5	8.6
Materials	6.9	4.0
Health Care	6.2	6.7
Financials	5.6	12.1
Consumer Discretionary	5.5	6.9
Industrials	5.1	7.8
Telecommunication Services	4.1	4.0
Utilities	2.6	0.7
Consumer Staples	2.1	3.8
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Stock Class and Equity Futures 68.5%		Stock Class and Equity Futures 70.5%
	Bond Class 28.3%		Bond Class 28.6%
	Short-Term Class 3.2%		Short-Term Class 0.9%
* Foreign investments	20.2%	** Foreign investments	19.7%

Asset allocations in the pie chart reflect the categorization of assets as defined in the fund's prospectus in effect as of the time period indicated above. Financial Statement categorizations conform to accounting standards and will differ from the pie chart. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 59.6%
	Shares	Value
CONSUMER DISCRETIONARY - 5.5%
Diversified Consumer Services - 0.4%
Sotheby's Class A (ltd. vtg.)	22,400	$ 1,030,848
Hotels, Restaurants & Leisure - 1.8%
Burger King Holdings, Inc.	40,700	1,072,038
CKE Restaurants, Inc.	12,200	244,854
Hilton Hotels Corp.	17,200	575,684
McDonald's Corp.	23,900	1,213,164
Nissin Healthcare Food Service Co.	4,500	58,460
Starwood Hotels & Resorts Worldwide, Inc.	6,700	449,369
Vail Resorts, Inc. (a)	7,800	474,786
		4,088,355
Household Durables - 0.1%
Koninklijke Philips Electronics NV	5,900	249,688
Internet & Catalog Retail - 0.8%
Priceline.com, Inc. (a)(d)	26,000	1,787,240
Media - 0.4%
Comcast Corp. Class A (special) (non-vtg.)	12,050	336,918
SES SA FDR unit	10,011	216,782
Virgin Media, Inc.	15,950	388,702
		942,402
Multiline Retail - 0.4%
Kohl's Corp. (a)	5,700	404,871
Saks, Inc.	23,700	505,995
		910,866
Specialty Retail - 0.4%
PETsMART, Inc.	15,800	512,710
Tiffany & Co., Inc.	6,700	355,502
		868,212
Textiles, Apparel & Luxury Goods - 1.2%
Burberry Group PLC	19,600	270,395
Coach, Inc. (a)	13,600	644,504
Crocs, Inc. (a)(d)	12,000	516,360
Polo Ralph Lauren Corp. Class A	5,100	500,361
VF Corp.	9,600	879,168
		2,810,788
TOTAL CONSUMER DISCRETIONARY		12,688,399
CONSUMER STAPLES - 2.1%
Food Products - 0.9%
Cresud S.A.C.I.F. y A. sponsored ADR	7,000	149,730
Nestle SA sponsored ADR	3,300	315,645
Nutreco Holding NV	3,400	249,174
Saskatchewan Wheat Pool, Inc. (a)	800	8,253
Saskatchewan Wheat Pool, Inc. (a)(e)	31,300	322,917
Tyson Foods, Inc. Class A	50,000	1,152,000
		2,197,719

	Shares	Value
Personal Products - 0.4%
Avon Products, Inc.	4,700	$ 172,725
Bare Escentuals, Inc.	12,000	409,800
Kose Corp.	12,200	345,713
		928,238
Tobacco - 0.8%
Altria Group, Inc.	22,300	1,564,122
Philip Morris CR AS	500	259,951
		1,824,073
TOTAL CONSUMER STAPLES		4,950,030
ENERGY - 12.1%
Energy Equipment & Services - 2.8%
GlobalSantaFe Corp.	3,300	238,425
Nabors Industries Ltd. (a)	18,600	620,868
Oceaneering International, Inc. (a)	14,100	742,224
Schlumberger Ltd. (NY Shares)	15,800	1,342,052
Smith International, Inc.	14,300	838,552
Transocean, Inc. (a)	13,100	1,388,338
W-H Energy Services, Inc. (a)	3,800	235,258
Weatherford International Ltd. (a)	18,100	999,844
		6,405,561
Oil, Gas & Consumable Fuels - 9.3%
Apache Corp.	8,000	652,720
Cabot Oil & Gas Corp.	28,800	1,062,144
Cameco Corp.	36,700	1,860,408
Canadian Natural Resources Ltd.	4,700	312,289
China Coal Energy Co. Ltd. (H Shares)	19,000	28,479
DMCI Holdings, Inc.	339,000	68,944
EOG Resources, Inc.	12,500	913,250
Exxon Mobil Corp.	30,200	2,533,176
Marathon Oil Corp.	25,800	1,546,968
NuVista Energy Ltd. (a)	6,500	88,477
Petroplus Holdings AG	19,152	1,972,267
ProEx Energy Ltd. (a)	8,600	121,098
Quicksilver Resources, Inc. (a)	3,800	169,404
Range Resources Corp.	1,600	59,856
Semirara Mining Corp.	155,100	97,315
Suncor Energy, Inc.	2,200	198,181
Sunoco, Inc.	18,600	1,482,048
Tesoro Corp.	15,100	862,965
Ultra Petroleum Corp. (a)	45,700	2,524,468
Uranium One, Inc.	35,800	456,049
Valero Energy Corp.	49,200	3,633,912
Williams Companies, Inc.	24,400	771,528
		21,415,946
TOTAL ENERGY		27,821,507
FINANCIALS - 5.5%
Capital Markets - 1.4%
Charles Schwab Corp.	24,400	500,688
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Franklin Resources, Inc.	8,300	$ 1,099,501
Goldman Sachs Group, Inc.	3,200	693,600
Julius Baer Holding AG (Bearer)	6,200	446,120
Pampa Holding SA (a)	115,043	103,062
T. Rowe Price Group, Inc.	5,300	275,017
		3,117,988
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	44,800	1,080,128
Banco Daycoval SA	15,100	136,206
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	32,200	1,430,968
Raiffeisen International Bank Holding AG	1,400	223,013
Shinsei Bank Ltd.	71,000	287,090
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,200	474,054
		3,631,459
Consumer Finance - 0.2%
SFCG Co. Ltd.	1,130	189,281
Takefuji Corp.	8,360	281,020
		470,301
Insurance - 2.0%
Aioi Insurance Co. Ltd.	29,000	188,608
Benfield Group PLC	39,000	253,156
MetLife, Inc.	22,300	1,437,904
Millea Holdings, Inc.	5,579	229,212
Mitsui Sumitomo Insurance Co. Ltd.	13,000	166,986
Prudential Financial, Inc.	24,100	2,343,243
		4,619,109
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	53,800	775,796
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	3,000	55,500
TOTAL FINANCIALS		12,670,153
HEALTH CARE - 6.2%
Biotechnology - 2.1%
Actelion Ltd. (Reg.) (a)	4,835	216,301
Celgene Corp. (a)	45,800	2,625,714
CSL Ltd.	1,200	89,544
Gilead Sciences, Inc. (a)	49,400	1,915,238
		4,846,797
Health Care Equipment & Supplies - 1.3%
Beckman Coulter, Inc.	10,000	646,800
Becton, Dickinson & Co.	11,900	886,550
Cytyc Corp. (a)	25,200	1,086,372
Synthes, Inc.	2,649	318,548
		2,938,270

	Shares	Value
Health Care Providers & Services - 0.9%
Humana, Inc. (a)	19,700	$ 1,199,927
Medco Health Solutions, Inc. (a)	11,800	920,282
		2,120,209
Pharmaceuticals - 1.9%
Elan Corp. PLC sponsored ADR (a)	78,400	1,719,312
Merck & Co., Inc.	40,700	2,026,860
Sanofi-Aventis sponsored ADR	6,400	257,728
Takeda Pharamaceutical Co. Ltd.	7,700	497,662
		4,501,562
TOTAL HEALTH CARE		14,406,838
INDUSTRIALS - 5.1%
Aerospace & Defense - 1.0%
DRS Technologies, Inc.	3,900	223,353
General Dynamics Corp.	7,700	602,294
L-3 Communications Holdings, Inc.	14,500	1,412,155
		2,237,802
Airlines - 0.3%
Ryanair Holdings PLC sponsored ADR (a)	18,300	690,825
Construction & Engineering - 0.0%
Samwhan Corp.	1,940	68,247
Electrical Equipment - 0.7%
ABB Ltd. sponsored ADR	71,700	1,620,420
Industrial Conglomerates - 1.1%
Hutchison Whampoa Ltd.	60,000	595,841
McDermott International, Inc. (a)	24,300	2,019,816
		2,615,657
Machinery - 1.6%
Caterpillar, Inc.	23,100	1,808,730
CNH Global NV	900	45,981
Cummins, Inc.	8,200	829,922
Deere & Co.	1,800	217,332
Kubota Corp.	39,000	316,661
MAN AG	2,900	419,018
		3,637,644
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	4,700	400,158
Kansas City Southern (d)	13,200	495,528
		895,686
TOTAL INDUSTRIALS		11,766,281
INFORMATION TECHNOLOGY - 9.5%
Communications Equipment - 2.9%
Cisco Systems, Inc. (a)	33,700	938,545
Harris Corp.	7,600	414,580
Infinera Corp.	12,600	313,992
QUALCOMM, Inc.	20,100	872,139
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Research In Motion Ltd. (a)	18,500	$ 3,699,817
Sonus Networks, Inc. (a)	41,000	349,320
		6,588,393
Computers & Peripherals - 1.9%
Apple, Inc. (a)	20,900	2,550,636
Data Domain, Inc.	900	20,700
Dell, Inc. (a)	37,100	1,059,205
EMC Corp. (a)	36,200	655,220
		4,285,761
Electronic Equipment & Instruments - 0.1%
IPG Photonics Corp.	8,900	177,555
Internet Software & Services - 1.6%
Akamai Technologies, Inc. (a)	19,800	963,072
comScore, Inc.	200	4,630
Google, Inc. Class A (sub. vtg.) (a)	4,000	2,093,520
SAVVIS, Inc. (a)	11,800	584,218
		3,645,440
IT Services - 1.2%
Fidelity National Information Services, Inc.	18,700	1,015,036
Mastercard, Inc. Class A (d)	11,300	1,874,331
		2,889,367
Office Electronics - 0.0%
Canon, Inc.	1,700	99,688
Semiconductors & Semiconductor Equipment - 0.8%
Applied Materials, Inc.	64,900	1,289,563
ASML Holding NV (NY Shares) (a)	24,500	672,525
		1,962,088
Software - 1.0%
Adobe Systems, Inc. (a)	12,300	493,845
EPIQ Systems, Inc. (a)	24,300	392,688
Glu Mobile, Inc.	5,200	72,280
Nintendo Co. Ltd.	3,000	1,100,400
Solera Holdings, Inc.	9,500	184,110
		2,243,323
TOTAL INFORMATION TECHNOLOGY		21,891,615
MATERIALS - 6.9%
Chemicals - 3.6%
Lanxess AG	2,900	162,411
Monsanto Co.	53,300	3,599,882
Potash Corp. of Saskatchewan, Inc.	28,900	2,253,333
The Mosaic Co.(a)	57,400	2,239,748
		8,255,374
Metals & Mining - 2.7%
Anglo American PLC ADR	2,200	64,548
Anglo Platinum Ltd.	700	115,288
Aquiline Resources, Inc.(a)	20,300	209,622

	Shares	Value
Aquiline Resources, Inc. (a)(e)	8,600	$ 88,805
Arcelor Mittal	31,200	1,946,880
Companhia Vale do Rio Doce sponsored ADR	16,000	712,800
European Goldfields Ltd. (a)	41,100	217,605
Freeport-McMoRan Copper & Gold, Inc. Class B	18,700	1,548,734
Gold Fields Ltd.	3,500	54,950
Gold Fields Ltd. sponsored ADR	30,200	474,140
Guyana Goldfields, Inc.	6,100	58,294
IAMGOLD Corp.	31,600	243,248
Impala Platinum Holdings Ltd.	16,200	495,104
Meridian Gold, Inc. (a)	2,200	60,676
Tokyo Steel Manufacturing Co. Ltd.	3,600	56,531
		6,347,225
Paper & Forest Products - 0.6%
Abitibi-Consolidated, Inc.	81,500	237,939
Bowater, Inc.	11,600	289,420
Canfor Corp. New (a)	6,700	84,721
Catalyst Paper Corp. (a)	120,000	381,882
Nine Dragons Paper (Holdings) Ltd.	159,600	371,894
		1,365,856
TOTAL MATERIALS		15,968,455
TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	74,400	3,087,600
Wireless Telecommunication Services - 2.8%
America Movil SAB de CV Series L sponsored ADR	33,200	2,056,076
American Tower Corp. Class A (a)	32,800	1,377,600
China Mobile (Hong Kong) Ltd. sponsored ADR	10,000	539,000
NII Holdings, Inc. (a)	27,700	2,236,498
Taiwan Cellular Co. Ltd.	177,000	217,601
		6,426,775
TOTAL TELECOMMUNICATION SERVICES		9,514,375
UTILITIES - 2.6%
Electric Utilities - 1.2%
E.ON AG	2,200	367,224
Enernoc, Inc.	1,700	64,821
Entergy Corp.	16,600	1,782,010
Reliant Energy, Inc. (a)	18,500	498,575
		2,712,630
Independent Power Producers & Energy Traders - 1.4%
Constellation Energy Group, Inc.	15,800	1,377,286
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	26,400	$ 249,216
NRG Energy, Inc.(a)	38,900	1,617,073
		3,243,575
TOTAL UTILITIES		5,956,205
TOTAL COMMON STOCKS (Cost $113,673,028)		137,633,858
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a)	4,100	164,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $157,785)		164,859
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.74% to 4.94% 7/12/07 to 9/6/07 (f) (Cost $966,832)	$ 975,000	967,121
Fixed-Income Funds - 25.9%
	Shares
Fidelity Floating Rate Central Fund (g)	70,521	7,083,834
Fidelity High Income Central Fund 1 (g)	39,175	3,926,866
Fidelity VIP Investment Grade Central Fund (g)	482,473	48,807,013
TOTAL FIXED-INCOME FUNDS (Cost $59,883,644)		59,817,713
Money Market Funds - 13.5%
Fidelity Cash Central Fund, 5.32% (b)	28,388,858	28,388,858
Fidelity Securities Lending Cash Central Fund, 5.4% (b)(c)	2,755,900	2,755,900
TOTAL MONEY MARKET FUNDS (Cost $31,144,758)		31,144,758
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $205,826,047)	229,728,309
NET OTHER ASSETS - 0.5%	1,187,801
NET ASSETS - 100%	$ 230,916,110
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
77 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Sept. 2007	$ 4,705,163	$ 90,383
29 FTSE 100 Index Contracts (United Kingdom)	Sept. 2007	3,865,633	59,575
7 S&P 500 E-Mini Index Contracts	Sept. 2007	530,390	(3,413)
20 S&P 500 Index Contracts	Sept. 2007	7,577,000	(48,850)
27 TOPIX 150 Index Contracts (Japan)	Sept. 2007	3,891,279	(8,653)
TOTAL EQUITY INDEX CONTRACTS		$ 20,569,465	$ 89,042

The face value of futures purchased as a percentage of net assets -8.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,722 or 0.2% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $942,316.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 601,329
Fidelity Floating Rate Central Fund	265,220
Fidelity High Income Central Fund 1	239,045
Fidelity Securities Lending Cash Central Fund	7,649
Fidelity VIP Investment Grade Central Fund	1,278,528
Total	$ 2,391,771
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,413	$ -	$ -	$ 7,083,834	0.3%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	3,868,187	3,926,866	1.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	1,751,942	3,698,155	48,807,013	1.6%
Total	$ 64,011,823	$ 4,254,626	$ 7,566,342	$ 59,817,713
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	12.8%
AAA,AA,A	6.2%
BBB	3.7%
BB	2.1%
B	1.4%
CCC,CC,C	0.5%
Not Rated	1.3%
Equities	66.6%
Short-Term Investments and Net Other Assets	5.4%
100.0%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	79.8%
Canada	5.7%
Switzerland	2.0%
Brazil	1.7%
Japan	1.5%
Netherlands	1.4%
United Kingdom	1.1%
Ireland	1.0%
Others (individually less than 1%)	5.8%
100.0%
The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.
Income Tax Information

At December 31, 2006, the fund had a capital loss carryforward of approximately $39,474,862 of which $19,718,609, $11,142,366 and $8,613,887 will expire on December 31, 2009, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

VIP Asset Manager: Growth Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $2,819,131) - See accompanying schedule: Unaffiliated issuers (cost $114,797,645)	$ 138,765,838
Fidelity Central Funds (cost $91,028,402)	90,962,471
Total Investments (cost $205,826,047)		$ 229,728,309
Receivable for investments sold		4,223,988
Receivable for fund shares sold		695
Dividends receivable		110,267
Distributions receivable from Fidelity Central Funds		392,565
Receivable for daily variation on futures contracts		91,055
Prepaid expenses		544
Other receivables		3,350
Total assets		234,550,773

Liabilities
Payable to custodian bank	$ 37,933
Payable for investments purchased	361,069
Payable for fund shares redeemed	282,209
Accrued management fee	107,965
Distribution fees payable	1,759
Other affiliated payables	23,283
Other payables and accrued expenses	64,545
Collateral on securities loaned, at value	2,755,900
Total liabilities		3,634,663

Net Assets		$ 230,916,110
Net Assets consist of:
Paid in capital		$ 233,555,251
Undistributed net investment income		2,381,806
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(29,012,564)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		23,991,617
Net Assets		$ 230,916,110

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($209,041,602 ÷ 14,325,220 shares)	$ 14.59

Service Class: Net Asset Value, offering price and redemption price per share ($4,891,714 ÷ 337,471 shares)	$ 14.50

Service Class 2: Net Asset Value, offering price and redemption price per share ($6,525,135 ÷ 452,427 shares)	$ 14.42

Investor Class: Net Asset Value, offering price and redemption price per share ($10,457,659 ÷ 718,726 shares)	$ 14.55

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Asset Manager: Growth Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)
Investment Income
Dividends		$ 627,463
Interest		20,364
Income from Fidelity Central Funds		2,391,771
Total income		3,039,598

Expenses
Management fee	$ 642,911
Transfer agent fees	86,309
Distribution fees	10,033
Accounting and security lending fees	56,649
Custodian fees and expenses	27,858
Independent trustees' compensation	359
Audit	32,970
Legal	456
Miscellaneous	10,096
Total expenses before reductions	867,641
Expense reductions	(7,113)	860,528
Net investment income (loss)		2,179,070
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	9,914,917
Fidelity Central Funds	162,188
Foreign currency transactions	(30,399)
Futures contracts	1,282,642
Capital gain distributions from Fidelity Central Funds	35,641
Total net realized gain (loss)		11,364,989
Change in net unrealized appreciation (depreciation) on: Investment securities	8,103,216
Assets and liabilities in foreign currencies	564
Futures contracts	(200,247)
Total change in net unrealized appreciation (depreciation)		7,903,533
Net gain (loss)		19,268,522
Net increase (decrease) in net assets resulting from operations		$ 21,447,592

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,179,070	$ 4,942,223
Net realized gain (loss)	11,364,989	20,416,971
Change in net unrealized appreciation (depreciation)	7,903,533	(8,351,251)
Net increase (decrease) in net assets resulting from operations	21,447,592	17,007,943
Distributions to shareholders from net investment income	(5,174,407)	(5,395,505)
Share transactions - net increase (decrease)	(15,643,195)	(55,081,737)
Total increase (decrease) in net assets	629,990	(43,469,299)

Net Assets
Beginning of period	230,286,120	273,755,419
End of period (including undistributed net investment income of $2,381,806 and undistributed net investment income of $4,929,195, respectively)	$ 230,916,110	$ 230,286,120

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33	$ 12.56
Income from Investment Operations
Net investment income (loss) E	.13	.26	.24	.26 H	.26	.32
Net realized and unrealized gain (loss)	1.17	.63	.25	.47	2.06	(2.23)
Total from investment operations	1.30	.89	.49	.73	2.32	(1.91)
Distributions from net investment income	(.31)	(.26)	(.30)	(.28)	(.32)	(.32)
Net asset value, end of period	$ 14.59	$ 13.60	$ 12.97	$ 12.78	$ 12.33	$ 10.33
Total Return B,C,D	9.76%	6.99%	3.89%	5.98%	23.34%	(15.53)%
Ratios to Average Net Assets F,I
Expenses before reductions	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of fee waivers, if any	.74% A	.77%	.74%	.75%	.73%	.73%
Expenses net of all reductions	.74% A	.73%	.72%	.74%	.72%	.69%
Net investment income (loss)	1.91% A	2.01%	1.93%	2.15%	2.33%	2.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 209,042	$ 212,222	$ 260,968	$ 306,137	$ 335,285	$ 284,298
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27	$ 12.47
Income from Investment Operations
Net investment income (loss) E	.13	.25	.23	.25 H	.24	.30
Net realized and unrealized gain (loss)	1.16	.63	.24	.46	2.05	(2.20)
Total from investment operations	1.29	.88	.47	.71	2.29	(1.90)
Distributions from net investment income	(.30)	(.25)	(.28)	(.27)	(.31)	(.30)
Net asset value, end of period	$ 14.50	$ 13.51	$ 12.88	$ 12.69	$ 12.25	$ 10.27
Total Return B,C,D	9.71%	6.93%	3.79%	5.85%	23.15%	(15.54)%
Ratios to Average Net Assets F,I
Expenses before reductions	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of fee waivers, if any	.84% A	.87%	.84%	.88%	.85%	.84%
Expenses net of all reductions	.84% A	.83%	.82%	.87%	.84%	.80%
Net investment income (loss)	1.81% A	1.91%	1.83%	2.02%	2.21%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,892	$ 4,977	$ 5,604	$ 5,907	$ 6,692	$ 6,105
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21	$ 12.43
Income from Investment Operations
Net investment income (loss) E	.11	.22	.20	.22 H	.22	.28
Net realized and unrealized gain (loss)	1.16	.62	.25	.46	2.05	(2.21)
Total from investment operations	1.27	.84	.45	.68	2.27	(1.93)
Distributions from net investment income	(.27)	(.23)	(.25)	(.26)	(.29)	(.29)
Net asset value, end of period	$ 14.42	$ 13.42	$ 12.81	$ 12.61	$ 12.19	$ 10.21
Total Return B,C,D	9.62%	6.64%	3.65%	5.63%	23.03%	(15.83)%
Ratios to Average Net Assets F,I
Expenses before reductions	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of fee waivers, if any	1.02% A	1.05%	1.03%	1.06%	1.05%	1.03%
Expenses net of all reductions	1.02% A	1.02%	1.02%	1.05%	1.04%	.99%
Net investment income (loss)	1.63% A	1.73%	1.64%	1.84%	2.01%	2.58%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,525	$ 6,205	$ 5,854	$ 6,399	$ 6,694	$ 4,044
Portfolio turnover rate G	128% A	233%	43%	57%	65%	149%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a special dividend which amounted to $.04 per share. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.56	$ 12.96	$ 12.60
Income from Investment Operations
Net investment income (loss) E	.12	.24	.10
Net realized and unrealized gain (loss)	1.17	.63	.26
Total from investment operations	1.29	.87	.36
Distributions from net investment income	(.30)	(.27)	-
Net asset value, end of period	$ 14.55	$ 13.56	$ 12.96
Total Return B,C,D	9.70%	6.80%	2.86%
Ratios to Average Net Assets F,I
Expenses before reductions	.87% A	.92%	.96% A
Expenses net of fee waivers, if any	.87% A	.92%	.96% A
Expenses net of all reductions	.87% A	.89%	.94% A
Net investment income (loss)	1.78% A	1.86%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,458	$ 6,882	$ 1,330
Portfolio turnover rate G	128% A	233%	43%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Asset Manager: Growth Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Asset Manager: Growth Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities
Fidelity Money Market Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital and liquidity.	Short-term Investments
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities, Mortgage Dollar Rolls, Repurchase Agreements, Restricted Securities, Swap Agreements

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, defaulted bonds, market discount, partnerships, deferred trustees compensation, financing transactions, capital loss carryforwards and losses deferred due to wash sales.

VIP Asset Manager: Growth Portfolio

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 25,777,971
Unrealized depreciation	(1,317,092)
Net unrealized appreciation (depreciation)	$ 24,460,879
Cost for federal income tax purposes	$ 205,267,430

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The Fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Upon entering into a futures contract, a fund is required to deposit with a clearing broker, no later than the following business day, an amount ("initial margin") equal to a certain percentage of the face value of the contract. The initial margin may be in the form of cash or securities and is transferred to a segregated account on settlement date. Subsequent payments ("variation margin") are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized gains or losses. Realized gains (losses) are recorded upon the expiration or closing of the futures contract. Securities deposited to meet margin requirements are identified in the Schedule of Investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contract's terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities, aggregated $131,078,325 and $164,731,788, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,484
Service Class 2	7,549
$ 10,033

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .18% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 72,713
Service Class	1,737
Service Class 2	3,092
Investor Class	8,767
$ 86,309

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,117 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $284 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $7,649.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,577 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $482.

VIP Asset Manager: Growth Portfolio

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 73% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 4,782,900	$ 5,133,316
Service Class	110,233	109,477
Service Class 2	109,490	111,371
Investor Class	171,784	41,341
Total	$ 5,174,407	$ 5,395,505

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	101,756	471,898	$ 1,417,116	$ 6,042,415
Reinvestment of distributions	352,202	399,480	4,782,899	5,133,316
Shares redeemed	(1,732,523)	(5,386,526)	(24,160,152)	(70,711,679)
Net increase (decrease)	(1,278,565)	(4,515,148)	$ (17,960,137)	$ (59,535,948)
Service Class
Shares sold	13,514	20,643	$ 183,723	$ 268,081
Reinvestment of distributions	8,171	8,573	110,233	109,477
Shares redeemed	(52,731)	(95,735)	(733,674)	(1,232,677)
Net increase (decrease)	(31,046)	(66,519)	$ (439,718)	$ (855,119)
Service Class 2
Shares sold	73,472	122,361	$ 990,505	$ 1,590,518
Reinvestment of distributions	8,147	8,762	109,490	111,371
Shares redeemed	(91,540)	(125,933)	(1,240,665)	(1,612,989)
Net increase (decrease)	(9,921)	5,190	$ (140,670)	$ 88,900
Investor Class
Shares sold	356,578	550,642	$ 4,983,942	$ 7,124,044
Reinvestment of distributions	12,678	3,225	171,784	41,341
Shares redeemed	(158,037)	(148,989)	(2,258,396)	(1,944,955)
Net increase (decrease)	211,219	404,878	$ 2,897,330	$ 5,220,430

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Asset Manager: Growth Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

VIP Asset Manager: Growth Portfolio

Semiannual Report

VIP Asset Manager: Growth Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors
Fidelity International Investment Advisors
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

VIPAMG-SANN-0807
1.705700.109

Fidelity® Variable Insurance Products:
Investment Grade Bond Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>
Fidelity VIP Investment Grade Central Fund Financial Statements	<Click Here>	Complete list of investments and financial statements for Fidelity VIP Investment Grade Central Fund.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio

Shareholder Expense Example

The Fund invests in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Fund, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Fund's annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,005.90	$ 2.19
Hypothetical A	$ 1,000.00	$ 1,022.61	$ 2.21
Service Class
Actual	$ 1,000.00	$ 1,005.10	$ 2.68
Hypothetical A	$ 1,000.00	$ 1,022.12	$ 2.71
Service Class 2
Actual	$ 1,000.00	$ 1,004.30	$ 3.43
Hypothetical A	$ 1,000.00	$ 1,021.37	$ 3.46
Investor Class
Actual	$ 1,000.00	$ 1,005.10	$ 2.39
Hypothetical A	$ 1,000.00	$ 1,022.41	$ 2.41

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.44%
Service Class	.54%
Service Class 2.69%
Investor Class	.48%

In addition to the expenses noted above, the Fund also indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund as of their most recent fiscal half-year were both less than .01%.

Semiannual Report

VIP Investment Grade Bond Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund.

Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
U.S. Government and U.S. Government Agency Obligations 58.1%	U.S. Government and U.S. Government Agency Obligations 51.0%
AAA 16.4%	AAA 14.0%
AA 6.1%	AA 5.2%
A 5.8%	A 6.3%
BBB 17.1%	BBB 17.2%
BB and Below 3.3%	BB and Below 2.6%
Not Rated 0.7%	Not Rated 0.5%
Short-Term Investments and Net Other Assets*** (7.5)%	Short-Term Investments and Net Other Assets 3.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Weighted Average Maturity as of June 30, 2007
6 months ago
Years	5.6	5.4

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2007
6 months ago
Years	4.5	4.0

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Corporate Bonds 23.6%		Corporate Bonds 23.2%
	U.S. Government and U.S. Government Agency Obligations 58.1%		U.S. Government and U.S. Government Agency Obligations 51.0%
	Asset-Backed Securities 11.3%		Asset-Backed Securities 10.7%
	CMOs and Other Mortgage Related Securities 14.3%		CMOs and Other Mortgage Related Securities 11.1%
	Other Investments 0.2%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets*** (7.5)%		Short-Term Investments and Net Other Assets 3.2%
* Foreign investments	6.9%	** Foreign investments	8.8%
* Futures and Swaps	15.3%	** Futures and Swaps	17.8%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. Fidelity VIP Investment Grade Central Fund's holdings and financial statements are included at the end of this report.

VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Central Funds - 97.1%
	Shares	Value
INVESTMENT GRADE FIXED-INCOME FUNDS - 96.2%
Fidelity VIP Investment Grade Central Fund (e)	20,783,179	$ 2,102,426,410
HIGH YIELD FIXED-INCOME FUNDS - 0.9%
Fidelity Specialized High Income Central Fund (d)	200,090	19,954,976
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,171,058,115)		2,122,381,386
Nonconvertible Bonds - 0.2%
	Principal Amount
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
Reynolds American, Inc. 6.75% 6/15/17	$ 75,000	75,870
FINANCIALS - 0.1%
Real Estate Management & Development - 0.1%
Realogy Corp. 7.5% 10/15/16 (a)	2,540,000	2,540,000
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17 (b)	1,875,000	1,849,929
TOTAL NONCONVERTIBLE BONDS (Cost $4,515,632)		4,465,799
Asset-Backed Securities - 0.3%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.72% 1/22/13 (a)(c)	1,800,000	1,799,979
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,045,000	1,041,395
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	722,136
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	424,452
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	1,245,000	1,235,365
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,165,663
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.82% 10/25/36 (a)(c)	1,025,000	512,500
TOTAL ASSET-BACKED SECURITIES (Cost $7,272,986)		6,901,490
Collateralized Mortgage Obligations - 0.2%
	Principal Amount	Value
Private Sponsor - 0.1%
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.62% 7/25/36 (a)(c)	$ 3,535,000	$ 1,237,250
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.82% 12/25/36 (a)(c)	810,000	403,542
TOTAL PRIVATE SPONSOR		1,640,792
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,377,892
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,243,382)		5,018,684
Cash Equivalents - 1.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) # (Cost $39,000,000)	$ 39,017,404	39,000,000
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $2,229,090,115)		2,177,767,359
NET OTHER ASSETS - 0.4%		9,190,579
NET ASSETS - 100%		$ 2,186,957,938
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 1,900,000	$ (12,461)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	(8,118)
		$ 3,765,000	$ (20,579)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,082,282 or 0.5% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. Fidelity VIP Investment Grade Central Fund's investment and financial statements are included at the end of this report as an attachment.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$39,000,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 2,387,773
BNP Paribas Securities Corp.	1,552,052
Banc of America Securities LLC	11,758,189
Bank of America, NA	4,775,546
Barclays Capital, Inc.	4,669,714
Bear Stearns & Co., Inc.	5,897,483
UBS Securities LLC	7,959,243
$ 39,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 706,792
Fidelity VIP Investment Grade Central Fund	51,350,533
Total	$ 52,057,325

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 20,241,104	$ -	$ -	$ 19,954,976	9.5%
Fidelity VIP Investment Grade Central Fund	1,824,890,441	315,251,127	-	2,102,426,410	68.6%
Total	$ 1,845,131,545	$ 315,251,127	$ -	$ 2,122,381,386
Income Tax Information
At December 31, 2006, the fund had a capital loss carryforward of approximately $6,570,319 all of which will expire on December 31, 2014.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investment Grade Bond Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $39,000,000) - See accompanying schedule: Unaffiliated issuers (cost $58,032,000)	$ 55,385,973
Fidelity Central Funds (cost $2,171,058,115)	2,122,381,386
Total Investments (cost $2,229,090,115)		$ 2,177,767,359
Cash		635
Receivable for fund shares sold		4,066,367
Interest receivable		74,032
Distributions receivable from Fidelity Central Funds		8,800,610
Prepaid expenses		4,068
Total assets		2,190,713,071

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,870,163
Payable for fund shares redeemed	853,158
Swap agreements, at value	20,579
Accrued management fee	575,416
Distribution fees payable	149,163
Other affiliated payables	185,741
Other payables and accrued expenses	100,913
Total liabilities		3,755,133

Net Assets		$ 2,186,957,938
Net Assets consist of:
Paid in capital		$ 2,196,028,942
Undistributed net investment income		47,447,126
Accumulated undistributed net realized gain (loss) on investments		(5,174,795)
Net unrealized appreciation (depreciation) on investments		(51,343,335)
Net Assets		$ 2,186,957,938

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($1,165,459,636 ÷ 94,662,660 shares)	$ 12.31

Service Class: Net Asset Value, offering price and redemption price per share ($123,515,421 ÷ 10,097,473 shares)	$ 12.23

Service Class 2: Net Asset Value, offering price and redemption price per share ($669,372,518 ÷ 55,256,418 shares)	$ 12.11

Investor Class: Net Asset Value, offering price and redemption price per share ($228,610,363 ÷ 18,609,509 shares)	$ 12.28

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Interest		$ 1,315,384
Income from Fidelity Central Funds		52,057,325
Total income		53,372,709

Expenses
Management fee	$ 3,268,251
Transfer agent fees	738,678
Distribution fees	774,670
Accounting fees and expenses	338,890
Custodian fees and expenses	645
Independent trustees' compensation	3,148
Audit	27,892
Legal	2,927
Miscellaneous	143,459
Total expenses before reductions	5,298,560
Expense reductions	(374)	5,298,186
Net investment income		48,074,523
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(298)
Capital gain distributions from Fidelity Central Funds	1,401,757
Total net realized gain (loss)		1,401,459
Change in net unrealized appreciation (depreciation) on: Investment securities	(40,619,926)
Swap agreements	(20,579)
Total change in net unrealized appreciation (depreciation)		(40,640,505)
Net gain (loss)		(39,239,046)
Net increase (decrease) in net assets resulting from operations		$ 8,835,477

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 48,074,523	$ 83,673,466
Net realized gain (loss)	1,401,459	(4,151,411)
Change in net unrealized appreciation (depreciation)	(40,640,505)	(2,243,592)
Net increase (decrease) in net assets resulting from operations	8,835,477	77,278,463
Distributions to shareholders from net investment income	(80,210,403)	(66,380,131)
Distributions to shareholders from net realized gain	-	(4,008,845)
Total distributions	(80,210,403)	(70,388,976)
Share transactions - net increase (decrease)	307,798,023	251,368,493
Total increase (decrease) in net assets	236,423,097	258,257,980

Net Assets
Beginning of period	1,950,534,841	1,692,276,861
End of period (including undistributed net investment income of $47,447,126 and undistributed net investment income of $80,623,359, respectively)	$ 2,186,957,938	$ 1,950,534,841

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.76	$ 12.76	$ 13.25	$ 13.65	$ 13.70	$ 12.92
Income from Investment Operations
Net investment income E	.296	.591	.523	.476	.467	.610
Net realized and unrealized gain (loss)	(.222)	(.060)	(.243)	.104	.213	.680
Total from investment operations	.074	.531	.280	.580	.680	1.290
Distributions from net investment income	(.524)	(.501)	(.480)	(.570)	(.540)	(.510)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)	-
Total distributions	(.524)	(.531)	(.770)	(.980)	(.730)	(.510)
Net asset value, end of period	$ 12.31	$ 12.76	$ 12.76	$ 13.25	$ 13.65	$ 13.70
Total Return B, C, D	.59%	4.35%	2.19%	4.46%	5.20%	10.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.44% A	.44%	.49%	.56%	.54%	.54%
Expenses net of fee waivers, if any	.44% A	.44%	.49%	.56%	.54%	.54%
Expenses net of all reductions	.44% A	.44%	.49%	.56%	.54%	.53%
Net investment income	4.78% A	4.75%	4.12%	3.65%	3.48%	4.71%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,165,460	$ 1,184,942	$ 1,284,600	$ 1,374,972	$ 1,528,417	$ 1,965,036
Portfolio turnover rate G	0% A	34%	157%	170%	218%	192%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratios. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.68	$ 12.68	$ 13.18	$ 13.61	$ 13.66	$ 12.89
Income from Investment Operations
Net investment income E	.287	.575	.511	.456	.448	.591
Net realized and unrealized gain (loss)	(.223)	(.053)	(.246)	.104	.212	.679
Total from investment operations	.064	.522	.265	.560	.660	1.270
Distributions from net investment income	(.514)	(.492)	(.475)	(.580)	(.520)	(.500)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)	-
Total distributions	(.514)	(.522)	(.765)	(.990)	(.710)	(.500)
Net asset value, end of period	$ 12.23	$ 12.68	$ 12.68	$ 13.18	$ 13.61	$ 13.66
Total Return B, C, D	.51%	4.30%	2.08%	4.32%	5.06%	10.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.54% A	.54%	.58%	.66%	.64%	.64%
Expenses net of fee waivers, if any	.54% A	.54%	.58%	.66%	.64%	.64%
Expenses net of all reductions	.54% A	.54%	.58%	.66%	.64%	.64%
Net investment income	4.68% A	4.65%	4.06%	3.54%	3.38%	4.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,515	$ 99,633	$ 79,205	$ 50,143	$ 18,305	$ 975
Portfolio turnover rate G	0% A	34%	157%	170%	218%	192%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratios. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

VIP Investment Grade Bond Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 12.56	$ 12.57	$ 13.08	$ 13.50	$ 13.57	$ 12.82
Income from Investment Operations
Net investment income E	.275	.551	.488	.435	.427	.571
Net realized and unrealized gain (loss)	(.221)	(.053)	(.248)	.105	.213	.679
Total from investment operations	.054	.498	.240	.540	.640	1.250
Distributions from net investment income	(.504)	(.478)	(.460)	(.550)	(.520)	(.500)
Distributions from net realized gain	-	(.030)	(.290)	(.410)	(.190)	-
Total distributions	(.504)	(.508)	(.750)	(.960)	(.710)	(.500)
Net asset value, end of period	$ 12.11	$ 12.56	$ 12.57	$ 13.08	$ 13.50	$ 13.57
Total Return B, C, D	.43%	4.14%	1.89%	4.19%	4.94%	10.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.69% A	.69%	.73%	.81%	.79%	.79%
Expenses net of fee waivers, if any	.69% A	.69%	.73%	.81%	.79%	.79%
Expenses net of all reductions	.69% A	.69%	.73%	.81%	.79%	.79%
Net investment income	4.53% A	4.50%	3.90%	3.39%	3.23%	4.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 669,373	$ 497,504	$ 285,528	$ 186,302	$ 115,411	$ 71,631
Portfolio turnover rate G	0% A	34%	157%	170%	218%	192%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratios. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 12.74	$ 12.75	$ 12.65
Income from Investment Operations
Net investment income E	.292	.583	.242
Net realized and unrealized gain (loss)	(.228)	(.055)	(.142)
Total from investment operations	.064	.528	.100
Distributions from net investment income	(.524)	(.508)	-
Distributions from net realized gain	-	(.030)	-
Total distributions	(.524)	(.538)	-
Net asset value, end of period	$ 12.28	$ 12.74	$ 12.75
Total Return B, C, D	.51%	4.33%	.79%
Ratios to Average Net Assets F, I
Expenses before reductions	.48% A	.48%	.49% A
Expenses net of fee waivers, if any	.48% A	.48%	.49% A
Expenses net of all reductions	.48% A	.48%	.49% A
Net investment income	4.75% A	4.72%	4.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 228,610	$ 168,456	$ 42,944
Portfolio turnover rate G	0% A	34%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratios. The Fund indirectly bears its proportionate share of the expenses of any Fidelity Central Funds. Based on their most recent shareholder report date, the annualized expenses for Fidelity VIP Investment Grade Central Fund and Fidelity Specialized High Income Central Fund were less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Investment Grade Bond Portfolio (the Fund) is a fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund II) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares, and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.
2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. The Fund invests substantially all of its assets in VIP Investment Grade Central Fund which is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR and seeks a high level of income by normally investing in investment-grade debt securities. VIP Investment Grade Central Fund's operating and accounting policies are outlined in its financial statements, included at the end of this report as an attachment.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
VIP Investment Grade Central Fund	FIMM	Seeks a high level of current income by normally investing in investment-grade debt securities and repurchase agreements.	Delayed Delivery & When Issued Securities Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for the Fidelity Specialized High Income Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Specialized High Income Central Fund are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

VIP Investment Grade Bond Portfolio

3. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and income and capital gain distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, financing transactions, capital loss carryforwards, and prior period premium and discount on debt securities.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 16,952,920
Unrealized depreciation	(9,049,231)
Net unrealized appreciation (depreciation)	$ 7,903,689
Cost for federal income tax purposes	$ 2,169,863,670

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $319,676,731 and $982,232, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 56,133
Service Class 2	718,537
$ 774,670

VIP Investment Grade Bond Portfolio

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .10% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 404,766
Service Class	37,911
Service Class 2	193,624
Investor Class	102,377
$ 738,678

7. Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $2,389 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $374.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 38% of the total outstanding shares of the Fund and one otherwise unaffiliated shareholder was the owner of record of 22% of the total outstanding shares of the Fund.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ 47,987,238	$ 49,399,358
Service Class	4,104,985	3,145,302
Service Class 2	20,916,153	11,428,030
Investor Class	7,202,027	2,407,441
Total	$ 80,210,403	$ 66,380,131
From net realized gain
Initial Class	$ -	$ 2,958,053
Service Class	-	191,787
Service Class 2	-	717,240
Investor Class	-	141,765
Total	$ -	$ 4,008,845

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	8,634,314	10,837,814	$ 107,476,294	$ 135,193,195
Reinvestment of distributions	3,904,576	4,287,542	47,987,238	52,350,889
Shares redeemed	(10,707,765)	(22,975,071)	(133,638,724)	(284,993,124)
Net increase (decrease)	1,831,125	(7,849,715)	$ 21,824,808	$ (97,449,040)
Service Class
Shares sold	3,149,346	3,518,243	$ 38,940,160	$ 43,182,084
Reinvestment of distributions	336,199	274,884	4,104,985	3,337,089
Shares redeemed	(1,244,462)	(2,181,355)	(15,346,882)	(26,768,294)
Net increase (decrease)	2,241,083	1,611,772	$ 27,698,263	$ 19,750,879
Service Class 2
Shares sold	15,927,241	19,973,590	$ 195,221,377	$ 244,806,904
Reinvestment of distributions	1,728,608	1,008,743	20,916,153	12,145,271
Shares redeemed	(1,998,521)	(4,090,898)	(24,616,410)	(50,132,793)
Net increase (decrease)	15,657,328	16,891,435	$ 191,521,120	$ 206,819,382
Investor Class
Shares sold	5,578,111	10,523,797	$ 69,321,718	$ 130,549,386
Reinvestment of distributions	587,441	208,558	7,202,027	2,542,317
Shares redeemed	(778,762)	(878,446)	(9,769,913)	(10,844,431)
Net increase (decrease)	5,386,790	9,853,909	$ 66,753,832	$ 122,247,272

VIP Investment Grade Bond Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Bond Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by the Board over multiple periods. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

VIP Investment Grade Bond Portfolio

VIP Investment Grade Bond Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for the one- and five-year periods and the second quartile for the three-year period. The Board also stated that the relative investment performance of Initial Class of the fund compared favorably to its benchmark for the one- and five-year periods, although the fund's three-year cumulative total return was lower than its benchmark. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 3% means that 97% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Investment Grade Bond Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006.

Furthermore, the Board considered that it had approved an amendment (effective June 1, 2005) to the fund's management contract that lowered the fund's individual fund fee rate from 30 basis points to 20 basis points. The Board considered that the chart reflects the fund's lower management fee for 2005, as if the lower rate were in effect for the entire year.

Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each class ranked below its competitive median for 2006.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP Investment Grade Bond Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

The following are the financial statements for the Fidelity VIP Investment
Grade Central Fund as of June 30, 2007 which is a direct investment of
VIP Investment Grade Bond Portfolio.

Not Part of Financial Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Actual	$ 1,000.00	$ 1,008.30	$ .02
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio of .0032%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Not Part of Financial Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
U.S. Government and U.S. Government Agency Obligations 60.4%	U.S. Government and U.S. Government Agency Obligations 54.6%
AAA 17.3%	AAA 14.7%
AA 6.3%	AA 5.5%
A 6.0%	A 6.8%
BBB 17.6%	BBB 18.5%
BB and Below 2.0%	BB and Below 1.3%
Not Rated 0.7%	Not Rated 0.5%
Short-Term Investments and Net Other Assets*** (10.3)%	Short-Term Investments and Net Other Assets*** (1.9)%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Weighted Average Maturity as of June 30, 2007
6 months ago
Years	5.8	5.7

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2007
6 months ago
Years	4.5	4.2

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 **
	Corporate Bonds 23.4%		Corporate Bonds 23.7%
	U.S. Government and U.S. Government Agency Obligations 60.4%		U.S. Government and U.S. Government Agency Obligations 54.6%
	Asset-Backed Securities 11.5%		Asset-Backed Securities 11.2%
	CMOs and Other Mortgage Related Securities 14.8%		CMOs and Other Mortgage Related Securities 11.5%
	Other Investments 0.2%		Other Investments 0.9%
	Short-Term Investments and Net Other Assets*** (10.3)%		Short-Term Investments and Net Other Assets*** (1.9)%
* Foreign investments	6.9%	** Foreign investments	9.0%
* Futures and Swaps	16.0%	** Futures and Swaps	19.0%

***Short-Term Investments and Net Other Assets are not included in the pie chart.

Not Part of Financial Report

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 20.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Household Durables - 0.2%
Fortune Brands, Inc.:
5.125% 1/15/11	$ 4,010,000	$ 3,912,998
5.875% 1/15/36	1,035,000	896,541
		4,809,539
Media - 1.2%
AOL Time Warner, Inc.:
6.75% 4/15/11	100,000	103,409
6.875% 5/1/12	290,000	302,548
7.625% 4/15/31	1,625,000	1,740,978
Comcast Corp.:
4.95% 6/15/16	2,975,000	2,729,194
5.5% 3/15/11	2,675,000	2,661,545
Cox Communications, Inc.:
4.625% 1/15/10	3,350,000	3,272,089
4.625% 6/1/13	3,475,000	3,254,671
6.45% 12/1/36 (a)	1,560,000	1,500,383
News America Holdings, Inc. 7.75% 12/1/45	1,905,000	2,089,366
News America, Inc. 6.2% 12/15/34	6,695,000	6,241,012
Time Warner Cable, Inc.:
5.85% 5/1/17 (a)	2,467,000	2,399,523
6.55% 5/1/37 (a)	9,000,000	8,698,563
Time Warner, Inc. 5.875% 11/15/16	400,000	389,040
Viacom, Inc. 5.75% 4/30/11	1,410,000	1,407,958
		36,790,279
TOTAL CONSUMER DISCRETIONARY		41,599,818
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
FBG Finance Ltd. 5.125% 6/15/15 (a)	2,185,000	2,047,773
Food & Staples Retailing - 0.3%
CVS Caremark Corp.:
6.036% 12/10/28 (a)	7,365,787	7,148,717
6.302% 6/1/37 (d)	3,895,000	3,833,961
		10,982,678
Food Products - 0.1%
H.J. Heinz Co. 6.428% 12/1/08 (a)(d)	2,935,000	2,964,291
Tobacco - 0.3%
Altria Group, Inc. 7% 11/4/13	505,000	535,627
Philip Morris Companies, Inc. 7.65% 7/1/08	2,500,000	2,547,595

	Principal Amount	Value
Reynolds American, Inc.:
6.75% 6/15/17	$ 3,885,000	$ 3,930,066
7.25% 6/15/37	3,055,000	3,144,948
		10,158,236
TOTAL CONSUMER STAPLES		26,152,978
ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Petronas Capital Ltd. 7% 5/22/12 (a)	6,135,000	6,494,180
Oil, Gas & Consumable Fuels - 2.1%
Amerada Hess Corp. 6.65% 8/15/11	1,045,000	1,079,689
Devon Financing Corp. U.L.C. 6.875% 9/30/11	3,000,000	3,131,805
Duke Capital LLC:
4.37% 3/1/09	3,575,000	3,510,314
6.25% 2/15/13	855,000	867,346
6.75% 2/15/32	4,255,000	4,188,082
Duke Energy Field Services 6.45% 11/3/36 (a)	3,300,000	3,259,809
El Paso Natural Gas Co. 5.95% 4/15/17 (a)	3,330,000	3,225,458
Empresa Nacional de Petroleo 6.75% 11/15/12 (a)	6,135,000	6,391,099
EnCana Holdings Finance Corp. 5.8% 5/1/14	320,000	318,459
Kinder Morgan Energy Partners LP 5.125% 11/15/14	6,045,000	5,701,596
Nakilat, Inc. 6.067% 12/31/33 (a)	4,615,000	4,324,532
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (a)	925,000	881,266
Nexen, Inc. 5.875% 3/10/35	1,655,000	1,485,242
Pemex Project Funding Master Trust:
5.75% 12/15/15	1,825,000	1,790,325
5.96% 12/3/12 (a)(d)	410,000	415,330
6.125% 8/15/08	6,850,000	6,891,100
6.66% 6/15/10 (a)(d)	4,480,000	4,600,960
Plains All American Pipeline LP:
6.125% 1/15/17 (a)	1,705,000	1,692,201
6.65% 1/15/37 (a)	3,190,000	3,145,206
Ras Laffan Liquid Natural Gas Co. Ltd. III:
5.832% 9/30/16 (a)	2,375,000	2,334,886
6.332% 9/30/27 (a)	2,415,000	2,363,222
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	1,380,000	1,390,350
		62,988,277
TOTAL ENERGY		69,482,457
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - 8.9%
Capital Markets - 1.8%
Goldman Sachs Group, Inc.:
5.25% 10/15/13	$ 3,770,000	$ 3,654,766
5.625% 1/15/17	3,000,000	2,875,239
5.7% 9/1/12	2,935,000	2,933,221
6.6% 1/15/12	4,610,000	4,773,738
Janus Capital Group, Inc.:
5.875% 9/15/11	2,041,000	2,044,760
6.25% 6/15/12	6,015,000	6,055,349
JPMorgan Chase Capital XX 6.55% 9/29/36	3,090,000	2,975,812
Lazard Group LLC:
6.85% 6/15/17 (a)	3,230,000	3,232,229
7.125% 5/15/15	5,585,000	5,761,062
Lehman Brothers Holdings, Inc. 6% 5/3/32 (d)	2,960,000	2,791,955
Merrill Lynch & Co., Inc. 4.25% 2/8/10	7,275,000	7,073,679
Morgan Stanley:
4.75% 4/1/14	1,500,000	1,400,759
6.6% 4/1/12	7,695,000	7,980,215
		53,552,784
Commercial Banks - 0.7%
Bank of America NA:
5.3% 3/15/17	1,480,000	1,413,230
6% 10/15/36	1,480,000	1,428,475
Credit Suisse (Guernsey) Ltd. 5.86%	4,785,000	4,610,166
Korea Development Bank 3.875% 3/2/09	5,775,000	5,616,476
SouthTrust Corp. 5.8% 6/15/14	1,440,000	1,437,608
Wachovia Bank NA:
4.875% 2/1/15	4,405,000	4,161,148
5.85% 2/1/37	3,000,000	2,838,939
Wachovia Corp. 4.875% 2/15/14	785,000	748,943
		22,254,985
Consumer Finance - 0.7%
American Express Co. 6.8% 9/1/66 (d)	1,625,000	1,675,568
Capital One Financial Corp. 5.7% 9/15/11	1,375,000	1,368,197
Discover Financial Services 5.89% 6/11/10 (a)(d)	7,050,000	7,049,069
HSBC Finance Corp. 5% 6/30/15	3,525,000	3,301,645
MBNA America Bank NA 7.125% 11/15/12	1,075,000	1,147,285
MBNA Corp. 7.5% 3/15/12	1,860,000	2,003,458
SLM Corp.:
4.5% 7/26/10	645,000	596,376
5.515% 7/26/10 (d)	4,082,000	3,872,001
		21,013,599

	Principal Amount	Value
Diversified Financial Services - 1.3%
Bank of America Corp. 7.4% 1/15/11	$ 9,125,000	$ 9,660,665
Citigroup, Inc.:
5% 9/15/14	2,325,000	2,211,684
6.125% 8/25/36	6,000,000	5,891,508
JPMorgan Chase & Co.:
4.891% 9/1/15 (d)	20,000	19,611
5.6% 6/1/11	127,000	127,298
5.75% 1/2/13	3,500,000	3,500,907
JPMorgan Chase Capital XVII 5.85% 8/1/35	6,975,000	6,340,498
Prime Property Funding, Inc.:
5.125% 6/1/15 (a)	3,375,000	3,190,256
5.5% 1/15/14 (a)	2,405,000	2,377,852
ZFS Finance USA Trust II 6.45% 12/15/65 (a)(d)	3,400,000	3,297,850
ZFS Finance USA Trust V 6.5% 5/9/67 (a)(d)	2,035,000	1,968,140
		38,586,269
Insurance - 0.6%
AMBAC Financial Group, Inc. 6.15% 2/15/37	2,680,000	2,401,988
Axis Capital Holdings Ltd. 5.75% 12/1/14	420,000	408,035
Lincoln National Corp. 7% 5/17/66 (d)	5,510,000	5,653,701
Marsh & McLennan Companies, Inc. 7.125% 6/15/09	4,259,000	4,365,696
Principal Life Global Funding I 6.25% 2/15/12 (a)	2,310,000	2,376,119
Symetra Financial Corp. 6.125% 4/1/16 (a)	3,855,000	3,812,279
		19,017,818
Real Estate Investment Trusts - 2.6%
AMB Property LP 5.9% 8/15/13	2,575,000	2,578,059
Archstone-Smith Operating Trust 5.25% 5/1/15	6,480,000	6,264,326
Arden Realty LP 5.25% 3/1/15	625,000	606,895
Brandywine Operating Partnership LP:
4.5% 11/1/09	1,365,000	1,333,316
5.625% 12/15/10	2,260,000	2,257,724
5.7% 5/1/17	5,000,000	4,841,875
5.75% 4/1/12	1,115,000	1,113,942
Camden Property Trust 5.375% 12/15/13	1,655,000	1,612,677
Colonial Properties Trust:
4.75% 2/1/10	615,000	601,811
5.5% 10/1/15	6,290,000	6,045,520
Developers Diversified Realty Corp.:
3.875% 1/30/09	1,010,000	983,909
4.625% 8/1/10	225,000	218,345
5% 5/3/10	2,435,000	2,392,302
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.: - continued
5.25% 4/15/11	$ 1,395,000	$ 1,371,380
5.375% 10/15/12	1,240,000	1,215,126
Duke Realty LP:
4.625% 5/15/13	925,000	876,916
5.5% 3/1/16	1,270,000	1,233,536
5.625% 8/15/11	2,325,000	2,319,836
5.95% 2/15/17	685,000	682,351
6.95% 3/15/11	1,535,000	1,599,409
Equity One, Inc. 6% 9/15/17 (a)	1,760,000	1,721,562
Federal Realty Investment Trust 5.4% 12/1/13	1,390,000	1,350,527
Hospitality Properties Trust 5.625% 3/15/17	4,210,000	4,017,498
HRPT Properties Trust:
5.75% 11/1/15	670,000	655,052
6.25% 6/15/17	4,455,000	4,488,871
Liberty Property LP 5.5% 12/15/16	1,715,000	1,648,070
Mack-Cali Realty LP:
5.05% 4/15/10	1,735,000	1,704,429
7.25% 3/15/09	1,085,000	1,114,137
Reckson Operating Partnership LP:
5.15% 1/15/11	795,000	773,641
6% 3/31/16	3,099,000	2,955,045
Simon Property Group LP:
4.6% 6/15/10	2,965,000	2,887,065
4.875% 8/15/10	2,455,000	2,409,141
5% 3/1/12	2,060,000	2,005,698
5.1% 6/15/15	3,210,000	3,051,266
5.375% 6/1/11	2,020,000	2,004,852
7.75% 1/20/11	595,000	635,857
UDR, Inc. 5.5% 4/1/14	2,690,000	2,623,597
United Dominion Realty Trust, Inc. 5.25% 1/15/15	890,000	848,521
Washington (REIT) 5.95% 6/15/11	3,015,000	3,032,394
		80,076,478
Real Estate Management & Development - 0.5%
ERP Operating LP 5.5% 10/1/12	1,585,000	1,570,150
Post Apartment Homes LP 6.3% 6/1/13	2,655,000	2,702,933
Realogy Corp.:
7.15% 10/15/11 (a)	2,045,000	2,050,113
7.5% 10/15/16 (a)	4,620,000	4,620,000
Regency Centers LP:
5.875% 6/15/17	3,005,000	2,955,123
6.75% 1/15/12	2,035,000	2,115,049
		16,013,368

	Principal Amount	Value
Thrifts & Mortgage Finance - 0.7%
Capmark Financial Group, Inc.:
5.875% 5/10/12 (a)	$ 3,610,000	$ 3,562,691
6.3% 5/10/17 (a)	1,400,000	1,377,674
Independence Community Bank Corp. 3.75% 4/1/14 (d)	3,820,000	3,695,017
Residential Capital LLC 6.5% 6/1/12	6,000,000	5,854,758
Washington Mutual, Inc. 4.625% 4/1/14	7,200,000	6,617,642
		21,107,782
TOTAL FINANCIALS		271,623,083
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Finance LLC 5.55% 2/1/16	2,940,000	2,817,067
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.3%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (a)	3,465,000	3,388,236
Bombardier, Inc.:
6.3% 5/1/14 (a)	4,515,000	4,289,250
7.45% 5/1/34 (a)	420,000	405,300
		8,082,786
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	208,963	210,008
6.978% 10/1/12	673,976	681,559
7.024% 4/15/11	2,180,000	2,212,700
7.858% 4/1/13	3,480,000	3,680,100
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	2,200,921	2,217,428
6.795% 2/2/20	3,776,335	3,719,690
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	4,650,000	4,825,352
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	1,552,668	1,610,893
8.36% 7/20/20	5,803,527	6,311,336
United Airlines pass thru trust certificates:
6.071% 9/1/14	741,407	745,114
6.201% 3/1/10	314,832	317,981
6.602% 9/1/13	948,785	955,901
7.032% 4/1/12	1,459,553	1,473,244
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
United Airlines pass thru trust certificates: - continued
7.186% 10/1/12	$ 3,617,033	$ 3,698,417
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	6,120,000	6,089,400
		38,749,123
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	3,395,000	3,144,415
Industrial Conglomerates - 0.3%
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (a)	3,600,000	3,576,758
Hutchison Whampoa International Ltd. 6.5% 2/13/13 (a)	6,485,000	6,671,042
		10,247,800
TOTAL INDUSTRIALS		60,224,124
INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
The Western Union Co. 5.4% 11/17/11	2,365,000	2,333,257
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd. 5.75% 8/3/10	195,000	195,316
National Semiconductor Corp. 6.15% 6/15/12	5,265,000	5,325,068
		5,520,384
TOTAL INFORMATION TECHNOLOGY		7,853,641
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 6.65% 6/1/37	2,270,000	2,198,261
Vale Overseas Ltd. 6.25% 1/23/17	3,115,000	3,089,519
		5,287,780
Paper & Forest Products - 0.0%
International Paper Co. 4.25% 1/15/09	1,900,000	1,861,905
TOTAL MATERIALS		7,149,685
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.4%
AT&T Broadband Corp. 8.375% 3/15/13	2,150,000	2,400,067
AT&T, Inc. 6.8% 5/15/36	3,550,000	3,676,721

	Principal Amount	Value
British Telecommunications plc 9.125% 12/15/30	$ 2,250,000	$ 2,944,766
Deutsche Telekom International Finance BV 5.25% 7/22/13	2,500,000	2,417,653
SBC Communications, Inc.:
6.15% 9/15/34	1,180,000	1,131,395
6.45% 6/15/34	3,620,000	3,577,440
Sprint Capital Corp.:
6.875% 11/15/28	2,610,000	2,484,362
8.75% 3/15/32	5,210,000	5,851,507
Telecom Italia Capital SA:
4.95% 9/30/14	2,000,000	1,853,052
7.2% 7/18/36	1,470,000	1,511,253
Telefonica Emisiones SAU:
6.221% 7/3/17 (b)	2,885,000	2,877,776
7.045% 6/20/36	3,645,000	3,774,678
Verizon Global Funding Corp. 7.75% 12/1/30	5,043,000	5,648,982
Verizon New York, Inc. 6.875% 4/1/12	1,095,000	1,141,656
		41,291,308
Wireless Telecommunication Services - 0.3%
America Movil SAB de CV 4.125% 3/1/09	1,755,000	1,720,993
AT&T Wireless Services, Inc.:
7.875% 3/1/11	740,000	795,632
8.125% 5/1/12	1,130,000	1,242,485
Sprint Nextel Corp. 6% 12/1/16	2,710,000	2,570,855
Vodafone Group PLC 5% 12/16/13	3,890,000	3,693,361
		10,023,326
TOTAL TELECOMMUNICATION SERVICES		51,314,634
UTILITIES - 3.0%
Electric Utilities - 1.5%
AmerenUE 6.4% 6/15/17	6,014,000	6,135,537
Cleveland Electric Illuminating Co. 5.65% 12/15/13	4,640,000	4,545,590
Commonwealth Edison Co. 5.4% 12/15/11	2,394,000	2,344,966
Exelon Corp.:
4.9% 6/15/15	5,075,000	4,670,314
6.75% 5/1/11	2,230,000	2,297,611
FirstEnergy Corp. 6.45% 11/15/11	2,980,000	3,055,731
Nevada Power Co. 6.5% 5/15/18	3,165,000	3,284,954
PPL Capital Funding, Inc. 6.7% 3/30/67 (d)	6,230,000	5,999,004
Progress Energy, Inc.:
5.625% 1/15/16	2,000,000	1,958,932
7.1% 3/1/11	3,277,000	3,433,827
TXU Energy Co. LLC 7% 3/15/13	7,275,000	7,504,090
		45,230,556
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.2%
NiSource Finance Corp.:
5.4% 7/15/14	$ 3,885,000	$ 3,734,876
5.45% 9/15/20	2,135,000	1,931,167
7.875% 11/15/10	925,000	984,924
Texas Eastern Transmission Corp. 7.3% 12/1/10	185,000	194,600
		6,845,567
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 7% 4/1/12	5,735,000	6,008,657
PPL Energy Supply LLC:
5.7% 10/15/35	3,030,000	2,926,080
6.2% 5/15/16	2,715,000	2,690,171
TXU Corp. 5.55% 11/15/14	980,000	852,600
		12,477,508
Multi-Utilities - 0.9%
Dominion Resources, Inc.:
4.75% 12/15/10	3,540,000	3,457,277
6.25% 6/30/12	3,230,000	3,354,297
6.3% 9/30/66 (d)	4,255,000	4,279,556
DTE Energy Co. 7.05% 6/1/11	3,500,000	3,656,891
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,880,000	2,904,846
National Grid PLC 6.3% 8/1/16	7,060,000	7,188,838
TECO Energy, Inc. 7% 5/1/12	1,740,000	1,798,073
WPS Resources Corp. 6.11% 12/1/66 (d)	2,330,000	2,234,251
		28,874,029
TOTAL UTILITIES		93,427,660
TOTAL NONCONVERTIBLE BONDS (Cost $639,136,422)		631,645,147
U.S. Government and Government Agency Obligations - 27.7%

U.S. Government Agency Obligations - 2.4%
Fannie Mae:
3.25% 2/15/09	3,286,000	3,186,033
4.75% 12/15/10	9,565,000	9,430,306
5% 2/16/12	12,000,000	11,853,750
6.625% 9/15/09	3,020,000	3,108,900
Federal Home Loan Bank 5.375% 8/19/11	8,940,000	8,976,663
Freddie Mac:
4% 6/12/13	17,620,000	16,416,448
4.75% 3/5/09	5,462,000	5,421,035
5.25% 7/18/11	413,000	412,965
5.75% 1/15/12	6,410,000	6,533,476
6.625% 9/15/09	3,475,000	3,576,880

	Principal Amount	Value
Tennessee Valley Authority 5.375% 4/1/56	$ 2,375,000	$ 2,250,714
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.63% 8/1/14	2,330,000	2,329,711
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		73,496,881
U.S. Treasury Inflation Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	24,215,094	22,989,752
2% 4/15/12	10,183,300	9,877,293
2% 1/15/14 (c)	128,719,848	123,675,161
2% 7/15/14	5,481,300	5,260,746
2.375% 4/15/11	19,266,412	19,049,991
3.5% 1/15/11	11,872,900	12,217,150
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		193,070,093
U.S. Treasury Obligations - 19.0%
U.S. Treasury Bonds 6.25% 5/15/30	46,558,000	53,214,351
U.S. Treasury Notes:
4.25% 8/15/13 (c)	49,752,000	48,037,894
4.25% 8/15/14	50,000,000	47,828,100
4.5% 9/30/11	20,000,000	19,671,880
4.5% 11/30/11	65,000,000	63,892,985
4.75% 1/31/12	110,000,000	109,175,000
4.75% 5/31/12 (b)	154,450,000	153,244,899
4.75% 5/15/14	86,307,000	85,228,163
TOTAL U.S. TREASURY OBLIGATIONS		580,293,272
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $858,987,156)		846,860,246
U.S. Government Agency - Mortgage Securities - 27.9%

Fannie Mae - 23.3%
3.753% 10/1/33 (d)	276,382	275,926
3.786% 6/1/34 (d)	1,361,644	1,336,726
3.802% 6/1/33 (d)	236,887	237,975
3.836% 10/1/33 (d)	3,329,521	3,301,262
3.847% 10/1/33 (d)	6,677,236	6,670,111
3.947% 5/1/33 (d)	81,849	81,458
3.995% 10/1/18 (d)	202,064	200,397
4% 8/1/18 to 6/1/19	3,617,564	3,353,180
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.013% 4/1/33 (d)	$ 77,617	$ 77,878
4.076% 2/1/35 (d)	162,581	162,940
4.1% 1/1/35 (d)	462,954	464,449
4.166% 1/1/35 (d)	602,022	590,743
4.25% 2/1/35 (d)	289,319	284,327
4.267% 5/1/35 (d)	290,073	290,142
4.282% 10/1/33 (d)	113,015	112,327
4.291% 3/1/33 (d)	294,130	295,836
4.291% 8/1/33 (d)	510,599	511,620
4.294% 3/1/35 (d)	256,815	258,195
4.302% 6/1/33 (d)	142,521	143,731
4.303% 3/1/33 (d)	154,794	152,104
4.315% 4/1/35 (d)	131,283	131,190
4.345% 1/1/35 (d)	309,576	304,662
4.365% 2/1/34 (d)	572,159	568,107
4.396% 2/1/35 (d)	445,007	437,493
4.422% 5/1/35 (d)	223,922	224,228
4.432% 3/1/35 (d)	407,618	400,935
4.435% 5/1/35 (d)	780,812	780,264
4.443% 8/1/34 (d)	826,383	820,970
4.487% 3/1/35 (d)	922,574	908,572
4.498% 2/1/35 (d)	1,545,712	1,560,002
4.5% 4/1/18 to 10/1/35	97,534,987	90,981,813
4.5% 7/1/22 (b)	4,000,000	3,794,757
4.5% 7/1/22 (b)	12,000,000	11,384,272
4.503% 2/1/35 (d)	226,412	227,451
4.508% 3/1/35 (d)	902,067	888,945
4.509% 2/1/35 (d)	127,508	129,290
4.516% 10/1/35 (d)	76,079	75,760
4.518% 7/1/35 (d)	943,301	940,979
4.519% 2/1/35 (d)	4,074,942	4,049,985
4.567% 2/1/35 (d)	806,749	796,539
4.571% 7/1/35 (d)	1,044,617	1,048,897
4.574% 2/1/35 (d)	2,826,746	2,789,869
4.577% 9/1/34 (d)	882,121	873,542
4.579% 1/1/35 (d)	345,257	344,222
4.586% 11/1/34 (d)	806,985	798,253
4.63% 2/1/35 (d)	9,542,608	9,422,841
4.651% 3/1/35 (d)	1,865,384	1,875,108
4.658% 11/1/34 (d)	968,277	960,498
4.678% 5/1/35 (d)	4,153,866	4,165,500
4.701% 10/1/34 (d)	947,648	940,422
4.719% 3/1/35 (d)	86,106	86,778
4.721% 7/1/34 (d)	775,245	770,783
4.721% 12/1/34 (d)	611,390	606,194
4.783% 12/1/34 (d)	252,731	250,631
4.804% 6/1/35 (d)	1,238,605	1,242,175
4.807% 11/1/34 (d)	749,499	743,912
4.857% 10/1/34 (d)	3,110,258	3,092,253
4.87% 5/1/33 (d)	17,937	18,078
4.942% 8/1/34 (d)	222,836	223,258

	Principal Amount	Value
5% 10/1/17 to 8/1/35	$ 66,435,142	$ 63,616,531
5% 7/1/22 (b)	10,000,000	9,657,965
5% 7/1/22 (b)	23,000,000	22,213,320
5% 7/1/37 (b)	50,000,000	46,820,130
5% 7/1/37 (b)	40,000,000	37,456,104
5% 7/1/37 (b)	25,000,000	23,410,065
5.026% 7/1/34 (d)	119,882	119,609
5.051% 5/1/35 (d)	1,531,464	1,541,877
5.07% 9/1/34 (d)	2,301,375	2,296,181
5.092% 5/1/35 (d)	3,744,649	3,773,810
5.149% 5/1/35 (d)	947,721	942,909
5.161% 5/1/35 (d)	2,702,307	2,689,231
5.168% 6/1/35 (d)	1,081,526	1,086,037
5.17% 8/1/33 (d)	362,925	363,649
5.196% 5/1/35 (d)	3,043,978	3,031,468
5.29% 12/1/35 (d)	1,741,237	1,732,504
5.304% 2/1/36 (d)	3,489,666	3,472,679
5.315% 7/1/35 (d)	132,064	133,090
5.478% 2/1/36 (d)	5,003,198	4,999,382
5.5% 6/1/09 to 2/1/36	154,747,626	150,300,960
5.5% 7/1/37 (b)	45,000,000	43,374,816
5.561% 9/1/36 (d)	1,778,041	1,786,315
5.598% 1/1/36 (d)	1,453,529	1,456,168
5.709% 9/1/35 (d)	1,406,786	1,409,199
5.809% 2/1/36 (d)	800,323	804,109
5.816% 1/1/36 (d)	916,998	918,409
6% 6/1/14 to 6/1/36	30,298,871	30,287,317
6% 7/1/22 (b)	3,000,000	3,012,588
6% 8/1/37 (b)	25,000,000	24,748,795
6.5% 6/1/11 to 7/1/34	45,313,178	46,168,087
6.611% 9/1/36 (d)	4,489,677	4,557,135
7% 3/1/15 to 8/1/32	3,822,776	3,937,512
7.5% 8/1/08 to 11/1/31	3,015,493	3,154,731
8% 1/1/30 to 5/1/30	71,161	75,075
8.5% 3/1/25 to 6/1/25	1,333	1,422
TOTAL FANNIE MAE		713,809,934
Freddie Mac - 2.5%
4% 2/1/20	3,708,768	3,434,881
4.066% 1/1/35 (d)	972,230	972,540
4.288% 2/1/35 (d)	711,065	710,310
4.288% 3/1/35 (d)	303,087	302,532
4.302% 12/1/34 (d)	430,360	422,016
4.344% 3/1/35 (d)	670,934	657,490
4.378% 2/1/35 (d)	794,048	778,339
4.42% 6/1/35 (d)	458,398	456,059
4.426% 3/1/35 (d)	428,762	419,908
4.427% 2/1/34 (d)	339,451	336,138
4.445% 3/1/35 (d)	403,810	396,044
4.5% 5/1/19	41,797	39,794
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
4.541% 2/1/35 (d)	$ 708,225	$ 695,398
4.772% 10/1/34 (d)	1,236,353	1,223,176
4.777% 3/1/33 (d)	129,134	131,435
4.82% 9/1/34 (d)	608,277	602,680
4.989% 4/1/35 (d)	1,789,731	1,798,382
5.129% 4/1/35 (d)	1,666,076	1,652,523
5.216% 3/1/36 (d)	671,214	670,924
5.445% 11/1/35 (d)	811,328	807,223
5.536% 1/1/36 (d)	2,335,498	2,328,086
6% 5/1/33	3,667,573	3,659,065
6% 7/1/37 (b)	40,000,000	39,610,328
6.488% 10/1/36 (d)	4,466,771	4,521,968
6.577% 7/1/36 (d)	2,096,223	2,121,540
6.639% 7/1/36 (d)	5,773,465	5,848,019
6.698% 8/1/36 (d)	719,605	730,351
7.5% 5/1/17 to 11/1/31	343,784	360,068
8% 7/1/17 to 5/1/27	45,643	48,085
8.5% 3/1/20 to 1/1/28	193,784	206,859
TOTAL FREDDIE MAC		75,942,161
Government National Mortgage Association - 2.1%
4.25% 7/20/34 (d)	557,440	555,572
4.5% 2/20/37 (d)	8,045,282	7,865,608
4.75% 1/20/34 (d)	1,806,677	1,798,634
6% 8/15/08 to 8/15/29	793,660	794,482
6.5% 6/15/08 to 11/15/35	15,129,891	15,444,652
6.5% 7/1/37 (b)	9,000,000	9,137,594
6.5% 7/1/37 (b)	7,000,000	7,107,017
6.5% 7/1/37 (b)	12,000,000	12,183,458
7% 1/15/28 to 11/15/32	6,704,535	6,956,702
7.5% 4/15/22 to 10/15/28	1,471,312	1,542,191
8% 2/15/17 to 1/15/31	196,303	206,214
8.5% 12/15/16 to 3/15/30	61,140	65,298
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		63,657,422
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $867,793,035)		853,409,517
Asset-Backed Securities - 3.2%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (d)	277,403	277,610
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (a)	1,200,000	1,188,641
Airspeed Ltd. Series 2007-1A Class C1, 7.8324% 4/15/24 (a)(d)	3,065,000	3,065,000

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2006-1:
Class A3, 5.11% 10/6/10	$ 97,000	$ 96,781
Class B1, 5.2% 3/6/11	305,000	303,717
Class C1, 5.28% 11/6/11	1,850,000	1,839,052
Class E1, 6.62% 5/6/13 (a)	1,075,467	1,070,337
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (d)	146,891	137,402
ARG Funding Corp. Series 2005-1A Class A1, 4.02% 4/20/09 (a)	1,300,000	1,288,825
Argent Securities, Inc. Series 2004-W5 Class M1, 5.92% 4/25/34 (d)	1,730,000	1,738,547
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class A3, 5.03% 10/15/09	995,000	991,990
Class B, 5.26% 10/15/10	945,000	941,543
Class C, 5.55% 1/18/11	5,965,000	5,964,227
Class D, 7.16% 1/15/13 (a)	645,000	645,428
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (a)	445,000	444,058
Class C, 5.77% 5/20/10 (a)	430,000	430,640
Class D, 6.15% 4/20/11 (a)	725,000	729,282
Series 2007-SN1:
Class B, 5.52% 3/15/11	1,140,000	1,138,219
Class C, 5.73% 3/15/11	660,000	658,891
Class D, 6.05% 1/17/12	1,630,000	1,627,580
Capital One Multi-Asset Execution Trust Series 2004-6 Class B, 4.15% 7/16/12	4,465,000	4,348,497
CarMax Auto Owner Trust Series 2007-2 Class C, 5.61% 11/15/13	4,260,000	4,227,088
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 7.32% 8/25/36 (a)(d)	255,000	132,600
Cendant Timeshare Receivables Funding LLC Series 2005-1A Class A1, 4.67% 5/20/17 (a)	761,032	748,538
CIT Equipment Collateral Trust Series 2006-VT1 Class A3, 5.13% 12/21/08	3,380,000	3,373,993
Citibank Credit Card Issuance Trust:
Series 2005-B1 Class B1, 4.4% 9/15/10	5,120,000	5,056,668
Series 2006-B2 Class B2, 5.15% 3/7/11	2,270,000	2,259,008
CNH Equipment Trust Series 2006-A Class A3, 5.2% 8/16/10	2,415,000	2,412,170
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (a)	2,052,000	2,005,510
Asset-Backed Securities - continued
	Principal Amount	Value
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A: - continued
Class C, 5.074% 6/15/35 (a)	$ 1,862,000	$ 1,825,335
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (a)	840,000	848,381
Drive Auto Receivables Trust Series 2006-2 Class A3, 5.33% 4/15/14 (a)	4,995,000	4,989,289
DT Auto Owner Trust Series 2007-A Class A3, 5.6% 3/15/13 (a)	5,175,000	5,175,000
Ford Credit Auto Owner Trust:
Series 2006-A Class A3, 5.05% 11/15/09	2,335,000	2,329,265
Series 2006-B Class D, 7.26% 2/15/13 (a)	1,025,000	1,026,514
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (a)(d)	550,000	513,715
Hyundai Auto Receivables Trust:
Series 2004-1 Class A4, 5.26% 11/15/12	2,010,000	2,004,075
Series 2006-1:
Class A3, 5.13% 6/15/10	745,000	744,015
Class B, 5.29% 11/15/12	315,000	314,375
Class C, 5.34% 11/15/12	405,000	404,150
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A:
Class B, 4.13% 11/20/37 (a)	3,860,000	3,622,058
Class C, 4.13% 11/20/37 (a)	3,760,000	3,388,430
Long Beach Mortgage Loan Trust Series 2004-2 Class M1, 5.85% 6/25/34 (d)	525,000	525,333
National Collegiate Student Loan Trust Series 2005-GT1 Class AIO, 6.75% 12/25/09 (f)	1,750,000	271,797
Onyx Acceptance Owner Trust Series 2005-A Class A3, 3.69% 5/15/09	87,664	87,501
Park Place Securities, Inc. Series 2005-WCH1 Class M2, 5.84% 1/25/35 (d)	1,700,000	1,704,329
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (a)	1,460,000	1,457,707
Class C, 5.77% 5/25/10 (a)	1,355,000	1,352,177
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (a)	4,570,000	4,557,504
Specialty Underwriting & Residential Finance Trust Series 2003-BC4 Class M1, 5.92% 11/25/34 (d)	685,000	687,002
Swift Master Auto Receivables Trust Series 2007-1:
Class B, 5.54% 6/15/12 (d)	2,235,000	2,235,000

	Principal Amount	Value
Class C, 5.82% 6/15/12 (d)	$ 1,335,000	$ 1,335,000
Volkswagen Auto Lease Trust Series 2005-A Class A4, 3.94% 10/20/10	2,195,000	2,188,192
Wachovia Auto Loan Trust Series 2006-2A Class A4, 5.23% 3/20/12 (a)	4,000,000	3,987,378
World Omni Auto Receivables Trust Series 2006-A Class A3, 5.01% 10/15/10	2,193,515	2,188,745
TOTAL ASSET-BACKED SECURITIES (Cost $99,305,633)		98,904,109
Collateralized Mortgage Obligations - 5.8%

Private Sponsor - 2.4%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	485,000	473,006
Class C, 5.6984% 4/10/17	1,290,000	1,250,834
Class D, 5.6984% 5/10/17	650,000	630,952
Banc of America Mortgage Securities, Inc.:
Series 2004-J Class 2A1, 4.7773% 11/25/34 (d)	1,758,842	1,736,962
Series 2005-E Class 2A7, 4.6041% 6/25/35 (d)	2,680,000	2,612,544
GSR Mortgage Loan Trust Series 2007-AR2 Class 2A1, 4.8489% 4/25/35 (d)	1,825,691	1,800,019
Holmes Master Issuer PLC floater Series 2007-2A Class 2C1, 5.77% 7/15/21 (d)	1,950,000	1,950,000
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (d)	6,185,000	6,039,300
JPMorgan Mortgage Trust:
sequential payer Series 2006-A3 Class 3A3, 5.7519% 5/25/36 (d)	7,815,000	7,741,734
Series 2005-A8 Class 2A3, 4.9508% 11/25/35 (d)	760,000	741,961
Series 2006-A3 Class 6A1, 3.7672% 8/25/34 (d)	2,781,437	2,711,806
Series 2007-A1 Class 3A2, 5.0084% 7/25/35 (d)	7,436,830	7,340,518
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	455,119	445,661
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3 Class ASB, 5.382% 7/12/46 (d)	4,570,000	4,473,653
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.97% 6/10/35 (a)(d)	1,022,466	1,036,525
Class B5, 7.57% 6/10/35 (a)(d)	698,608	709,960
Class B6, 8.07% 6/10/35 (a)(d)	411,762	419,998
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Residential Asset Mortgage Products, Inc. sequential payer Series 2004-SL2 Class A1, 6.5% 10/25/16	$ 262,492	$ 265,571
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1709% 10/20/35 (d)	605,000	598,455
WaMu Mortgage pass-thru certificates Series 2007-HY1 Class 4A1, 5.482% 2/25/37 (d)	4,797,351	4,761,884
Wells Fargo Mortgage Backed Securities Trust:
sequential payer:
Series 2006-AR10 Class 5A5, 5.5981% 7/25/36 (d)	5,435,000	5,419,486
Series 2006-AR13 Class A4, 5.5705% 9/25/36 (d)	2,890,000	2,892,473
Series 2005-AR10 Class 2A2, 4.11% 6/25/35 (d)	4,308,681	4,244,744
Series 2005-AR12 Class 2A6, 4.319% 7/25/35 (d)	4,558,876	4,474,064
Series 2005-AR4 Class 2A2, 4.5245% 4/25/35 (d)	3,557,493	3,494,035
Series 2006-AR8 Class 2A6, 5.2404% 4/25/36 (d)	6,240,000	6,148,416
TOTAL PRIVATE SPONSOR		74,414,561
U.S. Government Agency - 3.4%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	3,400,000	3,456,836
Series 1999-57 Class PH, 6.5% 12/25/29	2,552,940	2,588,160
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (d)	2,748,923	2,747,157
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class Series 2004-81:
Class KC, 4.5% 4/25/17	11,215,000	10,933,812
Class KD, 4.5% 7/25/18	2,625,000	2,503,299
sequential payer:
Series 2004-3 Class BA, 4% 7/25/17	225,836	216,233
Series 2004-86 Class KC, 4.5% 5/25/19	1,026,223	991,242
Series 2004-91 Class AH, 4.5% 5/25/29	2,147,291	2,077,815
Freddie Mac planned amortization class Series 3033 Class UD, 5.5% 10/15/30	1,910,000	1,899,712

	Principal Amount	Value
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2500 Class TE, 5.5% 9/15/17	$ 10,275,186	$ 10,290,849
Series 2677 Class LD, 4.5% 3/15/17	8,800,218	8,464,485
Series 2695 Class GC, 4.5% 11/15/18	7,215,000	7,003,054
Series 2702 Class WB, 5% 4/15/17	2,947,632	2,924,072
Series 2770 Class UD, 4.5% 5/15/17	7,473,000	7,187,206
Series 2885 Class PC, 4.5% 3/15/18	2,560,000	2,492,283
Series 3018 Class UD, 5.5% 9/15/30	2,825,000	2,808,069
Series 3049 Class DB, 5.5% 6/15/31	4,440,000	4,413,983
sequential payer:
Series 2508 Class CK, 5% 10/15/17	10,000,000	9,712,359
Series 2750 Class ZT, 5% 2/15/34	2,291,046	1,970,945
Series 3117 Class PC, 5% 6/15/31	20,000,000	19,519,252
Ginnie Mae guaranteed REMIC pass-thru securities Series 2007-35 SC Class 4020, 8.28% 6/16/37 (b)(d)	295,683	293,003
TOTAL U.S. GOVERNMENT AGENCY		104,493,826
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $180,393,000)		178,908,387
Commercial Mortgage Securities - 7.4%

Asset Securitization Corp.:
sequential payer Series 1995-MD4 Class A1, 7.1% 8/13/29	695	696
Series 1997-D5:
Class A2, 6.7553% 2/14/43 (d)	1,435,000	1,514,761
Class A3, 6.8053% 2/14/43 (d)	1,545,000	1,630,699
Banc of America Commercial Mortgage Trust sequential payer:
Series 2006-2 Class AAB, 5.7223% 5/10/45 (d)	2,100,000	2,105,304
Series 2006-5:
Class A2, 5.317% 10/10/11	8,745,000	8,629,424
Class A3, 5.39% 2/10/14	1,985,000	1,945,611
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Commercial Mortgage Trust sequential payer: - continued
Series 2007-2 Class A1, 5.421% 1/10/12	$ 2,370,000	$ 2,365,758
Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42	3,855,000	3,803,647
Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class B1, 6.92% 7/25/37 (a)(d)	219,560	222,305
Class B2, 7.57% 7/25/37 (a)(d)	189,620	192,465
Class B3, 8.67% 7/25/37 (a)(d)	214,570	213,498
Class M2, 5.73% 7/25/37 (a)(d)	129,740	130,105
Class M3, 5.81% 7/25/37 (a)(d)	129,740	130,227
Class M4, 5.97% 7/25/37 (a)(d)	274,451	275,651
Class M5, 6.07% 7/25/37 (a)(d)	244,510	245,580
Class M6, 6.32% 7/25/37 (a)(d)	304,391	305,913
Series 2007-3:
Class B1, 6.27% 7/25/37 (a)(d)	218,610	218,610
Class B2, 6.92% 7/25/37 (a)(d)	576,336	576,336
Class B3, 9.32% 7/25/37 (a)(d)	293,136	293,136
Class M1, 5.63% 7/25/37 (a)(d)	193,768	193,768
Class M2, 5.66% 7/25/37 (a)(d)	203,705	203,705
Class M3, 5.69% 7/25/37 (a)(d)	332,884	332,884
Class M4, 5.82% 7/25/37 (a)(d)	526,652	526,652
Class M5, 5.92% 7/25/37 (a)(d)	263,326	263,326
Class M6, 6.12% 7/25/37 (a)(d)	198,736	198,736
Bear Stearns Commercial Mortgage Securities, Inc.:
Series 2006-PW13 Class A3, 5.518% 9/11/41	2,010,000	1,985,073
Series 2007-PW15:
Class A1, 5.016% 2/11/44	2,087,095	2,060,355
Class X2, 0.5582% 2/11/44 (a)(d)(f)	146,305,000	2,966,085

	Principal Amount	Value
Series 2007-PW16:
Class B, 5.713% 6/11/40 (a)	$ 1,405,000	$ 1,380,193
Class C, 5.713% 6/11/40 (a)	1,170,000	1,146,783
Class D, 5.713% 6/11/40 (a)	1,170,000	1,140,933
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.275% 2/12/16 (a)(d)	1,345,000	1,378,693
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust sequential payer Series 1999-1 Class A2, 7.439% 8/15/31	4,867,466	5,024,544
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A3, 5.293% 12/11/49	5,940,000	5,780,838
COMM Series 2004-LBN2 Class X2, 0.9563% 3/10/39 (a)(d)(f)	6,234,989	148,276
Commercial Mortgage pass-thru certificates sequential payer Series 2006-CN2A Class A2FX, 5.449% 2/5/19	2,745,000	2,734,965
Credit Suisse Commercial Mortgage Trust Series 2006-C4 Class AAB, 5.439% 9/15/39	5,350,000	5,256,763
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer:
Series 1997-C2 Class A3, 6.55% 1/17/35	729,302	730,101
Series 1999-C1 Class A2, 7.29% 9/15/41	4,941,353	5,076,964
Series 2000-C1 Class A2, 7.545% 4/15/62	1,600,000	1,665,014
Series 2004-C1:
Class A3, 4.321% 1/15/37	2,235,000	2,161,129
Class A4, 4.75% 1/15/37	3,035,000	2,871,744
Series 1997-C2 Class D, 7.27% 1/17/35	1,900,000	1,928,834
Series 1998-C1:
Class C, 6.78% 5/17/40	5,000,000	5,072,449
Class D, 7.17% 5/17/40	595,000	621,135
Series 2001-CKN5 Class AX, 0.7723% 9/15/34 (a)(d)(f)	27,396,412	1,407,693
Series 2002-CP3 Class G, 6.639% 7/15/35 (a)	250,000	256,262
Series 2004-C1 Class ASP, 0.7919% 1/15/37 (a)(d)(f)	29,710,838	734,948
Series 2006-C1 Class A3, 5.5549% 2/15/39 (d)	3,895,000	3,877,267
Credit Suisse Mortgage Capital Certificates sequential payer Series 2007-C1 Class A1, 5.227% 2/15/40	1,539,028	1,528,378
Deutsche Mortgage & Asset Receiving Corp. sequential payer Series 1998-C1 Class D, 7.231% 6/15/31	4,940,000	4,976,844
Commercial Mortgage Securities - continued
	Principal Amount	Value
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	$ 3,468,623	$ 3,634,407
General Growth Properties, Inc.:
sequential payer Series 1 Class A2, 6.602% 11/15/07 (a)	7,200,000	7,228,867
Series 1:
Class D2, 6.992% 11/15/07 (a)	4,260,000	4,275,190
Class E2, 7.224% 11/15/07 (a)	2,550,000	2,556,152
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-22 Class B, 3.963% 5/16/32	3,295,000	3,172,917
Greenwich Capital Commercial Funding Corp.:
sequential payer: Series 2004-GG1 Class A4, 4.755% 6/10/36	1,615,000	1,588,255
Series 2007-GG9 Class A1, 5.233% 3/10/39	1,919,742	1,900,545
Series 2006-GG7 Class A3, 6.1101% 7/10/38	3,460,000	3,505,624
GS Mortgage Securities Corp. II:
floater Series 2007-EOP:
Class C, 5.64% 3/1/20 (a)(d)	1,335,000	1,335,000
Class D, 5.69% 3/1/20 (a)(d)	400,000	400,000
Class E, 5.76% 3/1/20 (a)(d)	670,000	670,000
Class F, 5.8% 3/1/20 (a)(d)	335,000	335,000
Class G, 5.84% 3/1/20 (a)(d)	165,000	165,000
Class H, 5.97% 3/1/20 (a)(d)	275,000	275,000
Class J:
6.17% 3/1/20 (a)(d)	395,000	395,123
6.37% 3/1/20 (a)(d)	275,000	275,000
sequential payer Series 2003-C1 Class A2A, 3.59% 1/10/40	3,345,000	3,312,301
Series 1998-GLII Class E, 6.9707% 4/13/31 (d)	1,615,000	1,633,593
Series 2006-GG6 Class A2, 5.506% 4/10/38 (d)	2,990,000	2,984,998
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	2,000,000	2,004,615
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer:
Series 2006-CB14 Class A3B, 5.4859% 12/12/44 (d)	4,625,000	4,573,885
Series 2006-CB15 Class A3, 5.819% 6/12/43 (d)	5,840,000	5,854,244
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (d)	5,065,000	4,849,435

	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB19:
Class B, 5.7442% 2/12/49	$ 755,000	$ 739,077
Class C, 5.7462% 2/12/49	1,971,000	1,924,800
Class D, 5.7462% 2/12/49	2,075,000	2,017,294
Series 2007-LDP10:
Class A1, 5.122% 5/15/49	1,436,922	1,423,706
Class BS, 5.437% 1/15/49 (d)	1,725,000	1,675,367
Class CS, 5.466% 1/15/49 (d)	745,000	722,790
Class ES, 5.5459% 1/15/49 (a)(d)	4,663,000	4,503,182
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2000-C3 Class A2, 7.95% 1/15/10	2,172,155	2,282,778
Series 2001-C3 Class A1, 6.058% 6/15/20	1,785,333	1,802,420
Series 2005-C3 Class A2, 4.553% 7/15/30	1,746,000	1,705,919
Series 2006-C1 Class A2, 5.084% 2/15/31	1,495,000	1,475,162
Series 2006-C7 Class A1, 5.279% 11/15/38	830,611	827,382
Series 2007-C1 Class A1, 5.391% 2/15/40 (d)	1,258,794	1,256,192
Series 2001-C3 Class B, 6.512% 6/15/36	1,810,000	1,866,974
Merrill Lynch Mortgage Trust sequential payer:
Series 2004-KEY2 Class A2, 4.166% 8/12/39	215,000	208,363
Series 2005-MCP1 Class A2, 4.556% 6/12/43	2,120,000	2,066,138
Merrill Lynch/Countrywide Commercial Mortgage Trust sequential payer Series 2007-5 Class A1, 4.275% 12/12/11	1,121,366	1,091,899
ML-CFC Commerical Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	770,000	754,638
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ10 Class A1, 5.131% 11/12/41	4,390,907	4,351,227
Series 2006-T23 Class A1, 5.682% 8/12/41	1,400,214	1,407,519
Series 2007-HQ11 Class A31, 5.439% 2/20/44 (d)	4,745,000	4,642,606
Series 2007-IQ13 Class A1, 5.05% 3/15/44	1,930,222	1,901,349
Series 2007-IQ14 Class A1, 5.38% 4/15/49	4,090,201	4,063,519
Series 2007-T25 Class A2, 5.507% 11/12/49	10,320,000	10,175,757
Series 2007-IQ14 Class B, 5.914% 4/15/49	2,175,000	2,121,390
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I, Inc.:
sequential payer Series 2004-HQ3 Class A2, 4.05% 1/13/41	$ 2,235,000	$ 2,168,196
Series 2005-IQ9 Class X2, 1.0452% 7/15/56 (a)(d)(f)	26,053,614	938,110
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28	2,298,274	2,638,627
TrizecHahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	752,838	759,598
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C6 Class A2, 4.498% 8/15/35	3,595,000	3,530,662
Series 2003-C7 Class A1, 4.241% 10/15/35 (a)	1,291,081	1,254,174
Series 2007-C30 Class A3, 5.246% 12/15/43	5,940,000	5,826,522
Series 2007-C31 Class A1, 5.14% 4/15/47	1,617,317	1,597,582
Series 2007-C31 Class C, 5.877% 4/15/47 (d)	2,455,000	2,369,465
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $229,054,091)		225,446,595
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13	525,000	496,736
United Mexican States 5.875% 1/15/14	1,665,000	1,673,325
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,164,120)		2,170,061
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	630,000	612,270
6.875% 3/15/12	425,000	445,090
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $1,047,687)		1,057,360
Fixed-Income Funds - 21.3%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $656,703,705)	6,607,907	652,596,895
Preferred Securities - 0.1%
	Principal Amount	Value
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (d) (Cost $3,520,000)	$ 3,520,000	$ 3,540,291
Cash Equivalents - 0.3%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) # (Cost $8,660,000)	$ 8,663,865	8,660,000
TOTAL INVESTMENT PORTFOLIO - 114.4% (Cost $3,546,764,849)		3,503,198,608
NET OTHER ASSETS - (14.4)%		(440,230,932)
NET ASSETS - 100%		$ 3,062,967,676
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive monthly notional amount multiplied by 3.86% and pay Morgan Stanley Capital Services Inc. upon default event of Merrill Lynch Home Equity Loan Trust, par value of the notional amount of Merrill Lynch Home Equity Loan Trust, Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	$ 1,600,000	(660,730)
Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35	Nov. 2035	1,900,000	(426,985)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 465,000	$ (47,243)
Receive monthly notional amount multiplied by 3.3% and pay Morgan Stanley, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 7.2253% 11/25/34	Dec. 2034	775,000	(189,924)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 8.85% 8/25/34	Sept. 2034	465,000	(31,074)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 8.85% 7/25/34	August 2034	465,000	(125,396)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.7% and pay Lehman Brothers, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-WMC1 Class B3, 7.5% 12/25/35

	Jan. 2036	$ 1,600,000	$ (480,304)
Receive from Bank of America upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by ..30%	Sept. 2017	2,300,000	(189)
Receive from Bank of America upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .22%	Sept. 2017	1,855,000	(3,007)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,000,000	(1,678)
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .4%	Sept. 2017	1,600,000	(7,705)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive from Citibank upon credit event of Schering-Plough Corp., par value of the notional amount of Schering-Plough Corp. 5.55% 12/1/13, and pay quarterly notional amount multiplied by .42%	Sept. 2017	$ 2,800,000	$ (17,816)
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	3,200,000	18,663
Receive from Goldman Sachs upon credit event of Eli Lilly & Co., par value of the notional amount of Eli Lilly & Co. 6.57% 1/1/16, and pay quarterly notional amount multiplied by .24%	Sept. 2017	1,600,000	(4,525)
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	1,360,000	(85,654)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	2,035,000	(81,360)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.6% and pay Merrill Lynch, Inc. upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.10% 9/25/34

	Oct. 2034	$ 1,800,000	$ (496,388)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley Capital Services Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	1,300,000	(649,736)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse International upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	1,075,000	(272,225)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	465,000	(4,258)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34

	Nov. 2034	$ 465,000	$ (6,335)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	465,000	(5,218)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	640,000	(103,151)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	465,000	(74,318)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 2.36% and pay Morgan Stanley Capital Services Inc. upon credit event of GE-WMC Mortgage Securities, LLC, par value of the notional amount of GE-WMC Mortgage Securities, LLC Series 2006-01 Class B3, 7.13% 8/25/36

	Sept. 2036	$ 3,700,000	$ (1,921,561)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	515,880	(137,436)
Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34	Feb. 2034	307,210	(230,441)
Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.102% 11/25/34	Dec. 2034	1,800,000	(455,818)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.5% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 8.07% 9/25/34

	Oct. 2034	$ 1,800,000	$ (499,504)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	40,946	(437)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	770,000	(206,920)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	1,715,000	(552,257)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon credit event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	1,900,000	(1,200,960)

	Expiration Date	Notional Amount	Value

Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35

	June 2035	$ 1,900,000	$ (486,265)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley Capital Services Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	600,000	(152,198)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank AG upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	465,000	(103,571)
Receive monthly notional amount multiplied by 5.12% and pay Bank of America upon credit event of Structured Asset Securities Corp., par value of the notional amount of Structured Asset Securities Corp. Series 2005-AR1 Class M8, 7.32% 9/25/35	Oct. 2036	2,000,000	(704,174)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10

	Sept. 2010	$ 1,900,000	$ 9,805
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	1,400,000	6,881
Receive quarterly notional amount multiplied by .62% and pay UBS upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	1,070,000	(1,203)
Receive quarterly notional amount multiplied by .68% and pay Lehman Brothers, Inc. upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. 4% 3/22/11	March 2012	840,000	1,150
Receive semi-annually notional amount multiplied by .5% and pay Credit Suisse First Boston upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	1,885,000	4,400

	Expiration Date	Notional Amount	Value
Receive semi-annually notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Russian Federation, par value of the notional amount of Russian Federation 7.5% 3/31/30 (Reg. S)	June 2008	$ 3,395,000	$ 7,924
Receive semi-annually notional amount multiplied by .61% and pay JPMorgan Chase, Inc. upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	4,290,000	46,535
Receive semi-annually notional amount multiplied by .625% and pay Deutsche Bank upon credit event of United Mexican States, par value of the notional amount of United Mexican States 7.5% 4/8/33	May 2011	2,260,000	25,710
TOTAL CREDIT DEFAULT SWAPS		66,249,036	(10,306,896)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2009	42,000,000	(1,196,915)
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	11,825,000	(290,128)
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	11,825,000	(583,383)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 4.492% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2010	$ 1,500,000	$ (23,962)
Receive semi-annually a fixed rate equal to 4.93% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2010	1,000,000	(15,685)
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	50,000,000	(159,370)
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	30,000,000	(23,826)
Receive semi-annually a fixed rate equal to 5.186% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2011	20,000,000	54,352
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	52,500,000	(301,429)
Receive semi-annually a fixed rate equal to 5.312% and pay quarterly a floating rate based on the 3-month LIBOR with Lehman Brothers, Inc.	April 2011	105,000,000	(433,923)

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	$ 15,000,000	$ (56,607)
Receive semi-annually a fixed rate equal to 4.378% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Sept. 2008	25,400,000	(25,718)
Receive semi-annually a fixed rate equal to 5.354% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	May 2011	32,000,000	(96,698)
TOTAL INTEREST RATE SWAPS		398,050,000	(3,153,292)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	50,000,000	(406,150)
		$ 514,299,036	$ (13,866,338)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $209,960,808 or 6.9% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,336,346.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$8,660,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 530,208
BNP Paribas Securities Corp.	344,635
Banc of America Securities LLC	2,610,921
Bank of America, NA	1,060,416
Barclays Capital, Inc.	1,036,916
Bear Stearns & Co., Inc.	1,309,544
UBS Securities LLC	1,767,360
$ 8,660,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Ultra-Short Central Fund	$ 15,946,441

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 528,129,201	$ 128,603,122	$ -	$ 652,596,895	4.3%

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $8,660,000) - See accompanying schedule: Unaffiliated issuers (cost $2,890,061,144)	$ 2,850,601,713
Fidelity Central Funds (cost $656,703,705)	652,596,895
Total Investments (cost $3,546,764,849)		$ 3,503,198,608
Cash		294,792
Receivable for investments sold		15,123,411
Receivable for swap agreements		101,464
Interest receivable		22,527,493
Distributions receivable from Fidelity Central Funds		3,066,814
Total assets		3,544,312,582

Liabilities
Payable for investments purchased Regular delivery	$ 4,587,085
Delayed delivery	450,199,060
Distributions payable	12,639,214
Swap agreements, at value	13,866,338
Other payables and accrued expenses	53,209
Total liabilities		481,344,906

Net Assets		$ 3,062,967,676
Net Assets consist of:
Paid in capital		$ 3,125,182,340
Undistributed net investment income		8,128,604
Accumulated undistributed net realized gain (loss) on investments		(12,910,689)
Net unrealized appreciation (depreciation) on investments		(57,432,579)
Net Assets, for 30,277,680 shares outstanding		$ 3,062,967,676
Net Asset Value, offering price and redemption price per share ($3,062,967,676 ÷ 30,277,680 shares)		$ 101.16

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 111,690
Interest		65,774,518
Income from Fidelity Central Funds		15,946,441
Total income		81,832,649

Expenses
Custodian fees and expenses	$ 46,816
Expense reductions	(4,260)	42,556
Net investment income		81,790,093
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,954,568)
Swap agreements	(2,698,827)
Total net realized gain (loss)		(5,653,395)
Change in net unrealized appreciation (depreciation) on: Investment securities	(39,499,900)
Swap agreements	(13,193,635)
Total change in net unrealized appreciation (depreciation)		(52,693,535)
Net gain (loss)		(58,346,930)
Net increase (decrease) in net assets resulting from operations		$ 23,443,163

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period June 23, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 81,790,093	$ 75,243,878
Net realized gain (loss)	(5,653,395)	(585,352)
Change in net unrealized appreciation (depreciation)	(52,693,535)	82,658,962
Net increase (decrease) in net assets resulting from operations	23,443,163	157,317,488
Distributions to shareholders from net investment income	(76,813,024)	(74,679,073)
Distributions to shareholders from net realized gain	(2,131,039)	(2,712,938)
Total distributions	(78,944,063)	(77,392,011)
Affiliated share transactions Proceeds from sales of shares	417,183,628	357,378,602
Contributions in kind	-	2,367,627,479
Cost of shares redeemed	(93,663,215)	(9,983,395)
Net increase (decrease) in net assets resulting from share transactions	323,520,413	2,715,022,686
Total increase (decrease) in net assets	268,019,513	2,794,948,163

Net Assets
Beginning of period	2,794,948,163	-
End of period (including undistributed net investment income of $8,128,604 and undistributed net investment income of $3,151,535, respectively)	$ 3,062,967,676	$ 2,794,948,163
Other Information Shares
Sold	4,056,969	3,550,542
Issued for in-kind contributions	-	23,676,275
Redeemed	(908,669)	(97,437)
Net increase (decrease)	3,148,300	27,129,380

Financial Highlights

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 H
Selected Per-Share Data
Net asset value, beginning of period	$ 103.02	$ 100.00
Income from Investment Operations
Net investment income D	2.818	2.814
Net realized and unrealized gain (loss)	(1.951)	3.132
Total from investment operations	.867	5.946
Distributions from net investment income	(2.652)	(2.826)
Distributions from net realized gain	(.075)	(.100)
Total distributions	(2.727)	(2.926)
Net asset value, end of period	$ 101.16	$ 103.02
Total Return B, C	.83%	5.95%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% A, G
Expenses net of all reductions	-% A, G	-% A, G
Net investment income	5.54%	5.23%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,062,968	$ 2,794,948
Portfolio turnover rate F	123% A	99% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period June 23, 2006 (commencement of operations) to December 31, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Not Part of Financial Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Mortgage Dollar Rolls Repurchase Agreements Restricted Securities Swap Agreements

A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

On April 26, 2007, the Fund purchased 793,730 shares of Fidelity Ultra-Short Central Fund, an affiliated entity, valued at $78,603,082 by transferring securities of equal value, including accrued interest. This is considered taxable for federal income tax purposes, and the Fund recognized a gain of $79,985.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Directors. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and income distributions from other Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest

Not Part of Financial Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond is recorded as interest income, even though principal is not received until maturity. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term capital gains, swap agreements, market discount, financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 10,700,850
Unrealized depreciation	(50,591,071)
Net unrealized appreciation (depreciation)	$ (39,890,221)
Cost for federal income tax purposes	$ 3,543,088,829

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Not Part of Financial Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements."

Mortgage Dollar Rolls. To earn additional income, the Fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities ("mortgage dollar rolls") or the purchase and simultaneous agreement to sell similar securities ("reverse mortgage dollar rolls"). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $517,880,226 and $291,661,028, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FIMM provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FIMM, FMR pays FIMM a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

Not Part of Financial Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $4,260.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund according to the following schedule:

Fund	Ownership %
VIP Asset Manager Portfolio	24.1%
VIP Asset Manager: Growth Portfolio	1.6%
VIP Balanced Portfolio	5.7%
VIP Investment Grade Bond Portfolio	68.6%

Not Part of Financial Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investment Grade Central Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, Fidelity Investments Money Management, Inc., and the sub-advisers (together, the Investment Advisers), including the background of the fund's portfolio manager and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Not Part of Financial Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Not Part of Financial Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Co., Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPIGB-SANN-0807
1.705629.109

Fidelity® Variable Insurance Products:

Freedom Funds -
Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Freedom Funds Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period * January 1, 2007 to June 30, 2007
VIP Freedom Income
Initial Class
Actual	$ 1,000.00	$ 1,033.70	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,033.70	$ .50
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,033.30	$ 1.26
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2005
Initial Class
Actual	$ 1,000.00	$ 1,060.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,059.60	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,058.70	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period * January 1, 2007 to June 30, 2007
VIP Freedom 2010
Initial Class
Actual	$ 1,000.00	$ 1,060.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,060.00	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,059.20	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2015
Initial Class
Actual	$ 1,000.00	$ 1,068.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,067.30	$ .51
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,066.60	$ 1.28
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2020
Initial Class
Actual	$ 1,000.00	$ 1,078.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,078.00	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,077.20	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2025
Initial Class
Actual	$ 1,000.00	$ 1,082.20	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,081.40	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,080.60	$ 1.29
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25
VIP Freedom 2030
Initial Class
Actual	$ 1,000.00	$ 1,093.40	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
Service Class
Actual	$ 1,000.00	$ 1,091.70	$ .52
HypotheticalA	$ 1,000.00	$ 1,024.30	$ .50
Service Class 2
Actual	$ 1,000.00	$ 1,091.90	$ 1.30
HypotheticalA	$ 1,000.00	$ 1,023.55	$ 1.25

A 5% return per year before expenses

The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each Class' annualized expense ratio.

VIP Freedom Funds Portfolio

Annualized Expense Ratio
VIP Freedom Income
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2005
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2010
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2015
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2020
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2025
Initial Class	.00%
Service Class	.10%
Service Class 2.25%
VIP Freedom 2030
Initial Class	.00%
Service Class	.10%
Service Class 2.25%

Semiannual Report

VIP Freedom Income Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	3.2	3.2
VIP Equity-Income Portfolio Initial Class	3.6	3.8
VIP Growth & Income Portfolio Initial Class	3.6	3.7
VIP Growth Portfolio Initial Class	3.7	3.7
VIP Mid Cap Portfolio Initial Class	1.3	1.3
VIP Value Portfolio Initial Class	3.1	3.2
VIP Value Strategies Portfolio Initial Class	1.3	1.3
	19.8	20.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	4.9	5.1
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	34.9	34.8
Short-Term Funds
VIP Money Market Portfolio Initial Class	40.4	39.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.8%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.4%

Six months ago
Domestic Equity Funds	20.2%
Investment Grade Fixed-Income Funds	34.8%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	39.9%

The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007.

VIP Freedom Funds Portfolio

VIP Freedom Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
VIP Contrafund Portfolio Initial Class	13,619	$ 461,147
VIP Equity-Income Portfolio Initial Class	18,694	531,290
VIP Growth & Income Portfolio Initial Class	32,161	532,589
VIP Growth Portfolio Initial Class	13,576	544,551
VIP Mid Cap Portfolio Initial Class	5,460	192,733
VIP Value Portfolio Initial Class	30,650	454,544
VIP Value Strategies Portfolio Initial Class	13,719	189,600
TOTAL EQUITY FUNDS (Cost $2,536,458)		2,906,454
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Initial Class	110,643	723,603
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	416,002	5,120,988
TOTAL FIXED-INCOME FUNDS (Cost $5,906,892)		5,844,591
Short-Term Funds - 40.4%

VIP Money Market Portfolio Initial Class (Cost $5,921,286)	5,921,286	5,921,286
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,364,636)		$ 14,672,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $14,364,636) - See accompanying schedule		$ 14,672,331
Cash		35
Receivable for fund shares sold		105,353
Total assets		14,777,719

Liabilities
Payable for investments purchased	$ 104,294
Payable for fund shares redeemed	263
Distribution fees payable	590
Total liabilities		105,147

Net Assets		$ 14,672,572
Net Assets consist of:
Paid in capital		$ 14,001,882
Undistributed net investment income		300,848
Accumulated undistributed net realized gain (loss) on investments		62,147
Net unrealized appreciation (depreciation) on investments		307,695
Net Assets		$ 14,672,572

Initial Class: Net Asset Value, offering price and redemption price per share ($11,416,719 ÷ 1,035,569 shares)		$ 11.02

Service Class: Net Asset Value, offering price and redemption price per share ($404,030 ÷ 36,658 shares)		$ 11.02

Service Class 2: Net Asset Value, offering price and redemption price per share ($2,851,823 ÷ 259,368 shares)		$ 11.00

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 310,506

Expenses
Distribution fees	$ 2,955
Independent trustees' compensation	19
Total expenses before reductions	2,974
Expense reductions	(19)	2,955
Net investment income (loss)		307,551
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(18,328)
Capital gain distributions from underlying funds	83,674	65,346
Change in net unrealized appreciation (depreciation) on underlying funds		51,169
Net gain (loss)		116,515
Net increase (decrease) in net assets resulting from operations		$ 424,066

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 307,551	$ 313,672
Net realized gain (loss)	65,346	91,629
Change in net unrealized appreciation (depreciation)	51,169	167,067
Net increase (decrease) in net assets resulting from operations	424,066	572,368
Distributions to shareholders from net investment income	(11,201)	(309,765)
Distributions to shareholders from net realized gain	(44,806)	(49,069)
Total distributions	(56,007)	(358,834)
Share transactions - net increase (decrease)	3,454,654	3,951,196
Total increase (decrease) in net assets	3,822,713	4,164,730

Net Assets
Beginning of period	10,849,859	6,685,129
End of period (including undistributed net investment income of $300,848 and undistributed net investment income of $4,498, respectively)	$ 14,672,572	$ 10,849,859

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.26	.40	.16
Net realized and unrealized gain (loss)	.10	.32	.30
Total from investment operations	.36	.72	.46
Distributions from net investment income	(.01)	(.32)	(.10)
Distributions from net realized gain	(.04)	(.05)	-
Total distributions	(.05)	(.37)	(.10)
Net asset value, end of period	$ 11.02	$ 10.71	$ 10.36
Total ReturnB, C, D	3.37%	6.94%	4.58%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	4.79%A	3.75%	2.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,417	$ 9,398	$ 5,954
Portfolio turnover rate	33%A	44%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.71	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.26	.39	.16
Net realized and unrealized gain (loss)	.10	.32	.29
Total from investment operations	.36	.71	.45
Distributions from net investment income	(.01)	(.31)	(.09)
Distributions from net realized gain	(.04)	(.05)	-
Total distributions	(.05)	(.36)	(.09)
Net asset value, end of period	$ 11.02	$ 10.71	$ 10.36
Total Return B, C, D	3.37%	6.83%	4.51%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	4.69%A	3.65%	2.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 404	$ 391	$ 366
Portfolio turnover rate	33%A	44%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.25	.37	.15
Net realized and unrealized gain (loss)	.11	.32	.29
Total from investment operations	.36	.69	.44
Distributions from net investment income	(.01)	(.31)	(.08)
Distributions from net realized gain	(.04)	(.05)	-
Total distributions	(.05)	(.36)	(.08)
Net asset value, end of period	$ 11.00	$ 10.69	$ 10.36
Total ReturnB, C, D	3.33%	6.61%	4.41%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	4.54%A	3.50%	2.09%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,852	$ 1,061	$ 365
Portfolio turnover rate	33%A	44%	12%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.2	6.3
VIP Equity-Income Portfolio Initial Class	7.2	7.4
VIP Growth & Income Portfolio Initial Class	7.2	7.3
VIP Growth Portfolio Initial Class	7.3	7.1
VIP Mid Cap Portfolio Initial Class	2.6	2.6
VIP Value Portfolio Initial Class	6.1	6.3
VIP Value Strategies Portfolio Initial Class	2.6	2.7
	39.2	39.7
International Equity Funds
VIP Overseas Portfolio Initial Class	9.4	10.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	34.5	34.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	11.9	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	9.4%
Investment Grade Fixed-Income Funds	34.5%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	39.7%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	39.1%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	34.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

Semiannual Report

VIP Freedom 2005 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Initial Class	16,358	$ 553,883
VIP Equity-Income Portfolio Initial Class	22,470	638,584
VIP Growth & Income Portfolio Initial Class	38,657	640,164
VIP Growth Portfolio Initial Class	16,323	654,709
VIP Mid Cap Portfolio Initial Class	6,561	231,620
VIP Value Portfolio Initial Class	36,803	545,787
VIP Value Strategies Portfolio Initial Class	16,482	227,774
TOTAL DOMESTIC EQUITY FUNDS		3,492,521
International Equity Funds - 9.4%
VIP Overseas Portfolio Initial Class	33,686	836,420
TOTAL EQUITY FUNDS (Cost $3,613,434)		4,328,941
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	67,538	441,696
Investment Grade Fixed-Income Funds - 34.5%
VIP Investment Grade Bond Portfolio Initial Class	250,003	3,077,540
TOTAL FIXED-INCOME FUNDS (Cost $3,532,099)		3,519,236
Short-Term Funds - 11.9%

VIP Money Market Portfolio Initial Class (Cost $1,060,302)	1,060,302	1,060,302
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $8,205,835)		$ 8,908,479

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $8,205,835) - See accompanying schedule		$ 8,908,479
Receivable for investments sold		312
Total assets		8,908,791

Liabilities
Payable for fund shares redeemed	$ 171
Distribution fees payable	130
Total liabilities		301

Net Assets		$ 8,908,490
Net Assets consist of:
Paid in capital		$ 7,857,703
Undistributed net investment income		157,249
Accumulated undistributed net realized gain (loss) on investments		190,894
Net unrealized appreciation (depreciation) on investments		702,644
Net Assets		$ 8,908,490

Initial Class: Net Asset Value, offering price and redemption price per share ($8,024,925 ÷ 670,562 shares)		$ 11.97

Service Class: Net Asset Value, offering price and redemption price per share ($438,152 ÷ 36,636 shares)		$ 11.96

Service Class 2: Net Asset Value, offering price and redemption price per share ($445,413 ÷ 37,277 shares)		$ 11.95

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 158,003

Expenses
Distribution fees	$ 754
Independent trustees' compensation	13
Total expenses before reductions	767
Expense reductions	(13)	754
Net investment income (loss)		157,249
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	29,288
Capital gain distributions from underlying funds	163,318	192,606
Change in net unrealized appreciation (depreciation) on underlying funds		118,273
Net gain (loss)		310,879
Net increase (decrease) in net assets resulting from operations		$ 468,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2005 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 157,249	$ 223,838
Net realized gain (loss)	192,606	126,531
Change in net unrealized appreciation (depreciation)	118,273	371,871
Net increase (decrease) in net assets resulting from operations	468,128	722,240
Distributions to shareholders from net investment income	-	(227,593)
Distributions to shareholders from net realized gain	(85,755)	(36,950)
Total distributions	(85,755)	(264,543)
Share transactions - net increase (decrease)	(171,075)	2,200,656
Total increase (decrease) in net assets	211,298	2,658,353

Net Assets
Beginning of period	8,697,192	6,038,839
End of period (including undistributed net investment income of $157,249 and undistributed net investment income of $0, respectively)	$ 8,908,490	$ 8,697,192

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.31	.09
Net realized and unrealized gain (loss)	.47	.72	.71
Total from investment operations	.69	1.03	.80
Distributions from net investment income	-	(.31)	(.06)
Distributions from net realized gain	(.13)	(.05)	-
Total distributions	(.13)	(.36)	(.06)
Net asset value, end of period	$ 11.97	$ 11.41	$ 10.74
Total ReturnB, C, D	6.05%	9.59%	7.98%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	3.78%A	2.82%	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,025	$ 7,871	$ 5,284
Portfolio turnover rate	64%A	56%	43%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.22	.30	.08
Net realized and unrealized gain (loss)	.46	.72	.71
Total from investment operations	.68	1.02	.79
Distributions from net investment income	-	(.30)	(.05)
Distributions from net realized gain	(.13)	(.05)	-
Total distributions	(.13)	(.35)	(.05)
Net asset value, end of period	$ 11.96	$ 11.41	$ 10.74
Total ReturnB, C, D	5.96%	9.48%	7.91%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	3.68%A	2.72%	1.14%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 438	$ 414	$ 378
Portfolio turnover rate	64%A	56%	43%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.41	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.29	.07
Net realized and unrealized gain (loss)	.46	.71	.71
Total from investment operations	.67	1.00	.78
Distributions from net investment income	-	(.28)	(.04)
Distributions from net realized gain	(.13)	(.05)	-
Total distributions	(.13)	(.33)	(.04)
Net asset value, end of period	$ 11.95	$ 11.41	$ 10.74
Total ReturnB, C, D	5.87%	9.34%	7.80%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	3.53%A	2.57%	1.00%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 445	$ 413	$ 377
Portfolio turnover rate	64%A	56%	43%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	6.4	6.4
VIP Equity-Income Portfolio Initial Class	7.3	7.5
VIP Growth & Income Portfolio Initial Class	7.3	7.5
VIP Growth Portfolio Initial Class	7.5	7.3
VIP Mid Cap Portfolio Initial Class	2.7	2.7
VIP Value Portfolio Initial Class	6.3	6.4
VIP Value Strategies Portfolio Initial Class	2.6	2.7
	40.1	40.5
International Equity Funds
VIP Overseas Portfolio Initial Class	10.0	10.5
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.0	5.0
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	34.9	34.4
Short-Term Funds
VIP Money Market Portfolio Initial Class	10.0	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.1%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	40.5%
International Equity Funds	10.5%
Investment Grade Fixed-Income Funds	34.4%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Freedom Funds Portfolio

VIP Freedom 2010 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.1%
	Shares	Value
Domestic Equity Funds - 40.1%
VIP Contrafund Portfolio Initial Class	168,432	$ 5,703,119
VIP Equity-Income Portfolio Initial Class	231,329	6,574,371
VIP Growth & Income Portfolio Initial Class	397,944	6,589,945
VIP Growth Portfolio Initial Class	168,058	6,740,807
VIP Mid Cap Portfolio Initial Class	67,457	2,381,230
VIP Value Portfolio Initial Class	378,888	5,618,916
VIP Value Strategies Portfolio Initial Class	169,399	2,341,093
TOTAL DOMESTIC EQUITY FUNDS		35,949,481
International Equity Funds - 10.0%
VIP Overseas Portfolio Initial Class	362,646	9,004,511
TOTAL EQUITY FUNDS (Cost $39,707,383)		44,953,992
Fixed-Income Funds - 39.9%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	684,787	4,478,510
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Initial Class	2,549,136	31,379,860
TOTAL FIXED-INCOME FUNDS (Cost $36,127,590)		35,858,370
Short-Term Funds - 10.0%

VIP Money Market Portfolio Initial Class (Cost $8,976,521)	8,976,521	8,976,521
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $84,811,494)		$ 89,788,883

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $84,811,494) - See accompanying schedule		$ 89,788,883
Cash		6
Receivable for investments sold		6,142
Receivable for fund shares sold		175,180
Total assets		89,970,211

Liabilities
Payable for investments purchased	$ 82,617
Payable for fund shares redeemed	97,518
Distribution fees payable	12,098
Total liabilities		192,233

Net Assets		$ 89,777,978
Net Assets consist of:
Paid in capital		$ 82,129,411
Undistributed net investment income		1,309,824
Accumulated undistributed net realized gain (loss) on investments		1,361,354
Net unrealized appreciation (depreciation) on investments		4,977,389
Net Assets		$ 89,777,978

Initial Class: Net Asset Value, offering price and redemption price per share ($24,876,342 ÷ 2,042,798 shares)		$ 12.18

Service Class: Net Asset Value, offering price and redemption price per share ($13,686,026 ÷ 1,125,163 shares)		$ 12.16

Service Class 2: Net Asset Value, offering price and redemption price per share ($51,215,610 ÷ 4,222,060 shares)		$ 12.13

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,373,848

Expenses
Distribution fees	$ 64,024
Independent trustees' compensation	114
Total expenses before reductions	64,138
Expense reductions	(114)	64,024
Net investment income (loss)		1,309,824
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(50,000)
Capital gain distributions from underlying funds	1,446,306	1,396,306
Change in net unrealized appreciation (depreciation) on underlying funds		1,833,687
Net gain (loss)		3,229,993
Net increase (decrease) in net assets resulting from operations		$ 4,539,817

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,309,824	$ 1,029,176
Net realized gain (loss)	1,396,306	902,834
Change in net unrealized appreciation (depreciation)	1,833,687	2,551,775
Net increase (decrease) in net assets resulting from operations	4,539,817	4,483,785
Distributions to shareholders from net investment income	-	(1,040,763)
Distributions to shareholders from net realized gain	(647,721)	(276,865)
Total distributions	(647,721)	(1,317,628)
Share transactions - net increase (decrease)	20,247,938	38,663,621
Total increase (decrease) in net assets	24,140,034	41,829,778

Net Assets
Beginning of period	65,637,944	23,808,166
End of period (including undistributed net investment income of $1,309,824 and undistributed net investment income of $0, respectively)	$ 89,777,978	$ 65,637,944

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.59	$ 10.78	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.21	.28	.11
Net realized and unrealized gain (loss)	.49	.78	.72
Total from investment operations	.70	1.06	.83
Distributions from net investment income	-	(.20)	(.05)
Distributions from net realized gain	(.11)	(.05)	-
Total distributions	(.11)	(.25)	(.05)
Net asset value, end of period	$ 12.18	$ 11.59	$ 10.78
Total ReturnB, C, D	6.08%	9.82%	8.33%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	3.49%A	2.48%	1.56%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,876	$ 20,992	$ 13,343
Portfolio turnover rate	27%A	24%	24%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.58	$ 10.77	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.27	.10
Net realized and unrealized gain (loss)	.49	.78	.72
Total from investment operations	.69	1.05	.82
Distributions from net investment income	-	(.19)	(.05)
Distributions from net realized gain	(.11)	(.05)	-
Total distributions	(.11)	(.24)	(.05)
Net asset value, end of period	$ 12.16	$ 11.58	$ 10.77
Total ReturnB, C, D	6.00%	9.78%	8.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	3.40%A	2.39%	1.46%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,686	$ 5,984	$ 764
Portfolio turnover rate	27%A	24%	24%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 10.76	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.25	.09
Net realized and unrealized gain (loss)	.49	.78	.72
Total from investment operations	.68	1.03	.81
Distributions from net investment income	-	(.18)	(.05)
Distributions from net realized gain	(.11)	(.05)	-
Total distributions	(.11)	(.23)	(.05)
Net asset value, end of period	$ 12.13	$ 11.56	$ 10.76
Total ReturnB, C, D	5.92%	9.58%	8.07%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	3.25%A	2.24%	1.31%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51,216	$ 38,662	$ 9,702
Portfolio turnover rate	27%A	24%	24%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	7.2	7.4
VIP Equity-Income Portfolio Initial Class	8.2	8.7
VIP Growth & Income Portfolio Initial Class	8.3	8.6
VIP Growth Portfolio Initial Class	8.5	8.4
VIP Mid Cap Portfolio Initial Class	3.0	3.1
VIP Value Portfolio Initial Class	7.1	7.3
VIP Value Strategies Portfolio Initial Class	2.9	3.1
	45.2	46.6
International Equity Funds
VIP Overseas Portfolio Initial Class	11.3	12.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	5.9	6.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	31.7	30.2
Short-Term Funds
VIP Money Market Portfolio Initial Class	5.9	4.8
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.2%
International Equity Funds	11.3%
Investment Grade Fixed-Income Funds	31.7%
High Yield Fixed-Income Funds	5.9%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	46.6%
International Equity Funds	12.1%
Investment Grade Fixed-Income Funds	30.2%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.8%

Expected
Domestic Equity Funds	44.1%
International Equity Funds	11.0%
Investment Grade Fixed-Income Funds	32.4%
High Yield Fixed-Income Funds	5.8%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

Semiannual Report

VIP Freedom 2015 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.5%
	Shares	Value
Domestic Equity Funds - 45.2%
VIP Contrafund Portfolio Initial Class	100,447	$ 3,401,142
VIP Equity-Income Portfolio Initial Class	137,894	3,918,938
VIP Growth & Income Portfolio Initial Class	237,238	3,928,662
VIP Growth Portfolio Initial Class	100,206	4,019,278
VIP Mid Cap Portfolio Initial Class	40,313	1,423,064
VIP Value Portfolio Initial Class	225,946	3,350,780
VIP Value Strategies Portfolio Initial Class	101,240	1,399,132
TOTAL DOMESTIC EQUITY FUNDS		21,440,996
International Equity Funds - 11.3%
VIP Overseas Portfolio Initial Class	216,013	5,363,604
TOTAL EQUITY FUNDS (Cost $23,432,314)		26,804,600
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 5.9%
VIP High Income Portfolio Initial Class	432,788	2,830,436
Investment Grade Fixed-Income Funds - 31.7%
VIP Investment Grade Bond Portfolio Initial Class	1,221,599	15,037,885
TOTAL FIXED-INCOME FUNDS (Cost $18,031,576)		17,868,321
Short-Term Funds - 5.9%

VIP Money Market Portfolio Initial Class (Cost $2,806,030)	2,806,030	2,806,030
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $44,269,920)		$ 47,478,951

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $44,269,920) - See accompanying schedule		$ 47,478,951
Cash		89
Receivable for investments sold		402,716
Receivable for fund shares sold		52,034
Total assets		47,933,790

Liabilities
Payable for fund shares redeemed	$ 454,366
Distribution fees payable	3,545
Total liabilities		457,911

Net Assets		$ 47,475,879
Net Assets consist of:
Paid in capital		$ 42,761,460
Undistributed net investment income		649,071
Accumulated undistributed net realized gain (loss) on investments		856,317
Net unrealized appreciation (depreciation) on investments		3,209,031
Net Assets		$ 47,475,879

Initial Class: Net Asset Value, offering price and redemption price per share ($30,038,549 ÷ 2,392,337 shares)		$ 12.56

Service Class: Net Asset Value, offering price and redemption price per share ($466,218 ÷ 37,148 shares)		$ 12.55

Service Class 2: Net Asset Value, offering price and redemption price per share ($16,971,112 ÷ 1,355,883 shares)		$ 12.52

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 669,541
Interest		8
Total income		669,549

Expenses
Distribution fees	$ 17,504
Independent trustees' compensation	61
Total expenses before reductions	17,565
Expense reductions	(61)	17,504
Net investment income (loss)		652,045
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(55,462)
Capital gain distributions from underlying funds	930,665	875,203
Change in net unrealized appreciation (depreciation) on underlying funds		1,153,875
Net gain (loss)		2,029,078
Net increase (decrease) in net assets resulting from operations		$ 2,681,123

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2015 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 652,045	$ 552,971
Net realized gain (loss)	875,203	627,270
Change in net unrealized appreciation (depreciation)	1,153,875	1,475,662
Net increase (decrease) in net assets resulting from operations	2,681,123	2,655,903
Distributions to shareholders from net investment income	(175,539)	(379,299)
Distributions to shareholders from net realized gain	(382,995)	(252,774)
Total distributions	(558,534)	(632,073)
Share transactions - net increase (decrease)	11,229,933	17,131,091
Total increase (decrease) in net assets	13,352,522	19,154,921

Net Assets
Beginning of period	34,123,357	14,968,436
End of period (including undistributed net investment income of $649,071 and undistributed net investment income of $172,565, respectively)	$ 47,475,879	$ 34,123,357

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.20	.27	.11
Net realized and unrealized gain (loss)	.61	.94	.90
Total from investment operations	.81	1.21	1.01
Distributions from net investment income	(.06)	(.14)	(.06)
Distributions from net realized gain	(.12)	(.09)	-
Total distributions	(.18)	(.23)	(.06)
Net asset value, end of period	$ 12.56	$ 11.93	$ 10.95
Total ReturnB, C, D	6.82%	11.04%	10.11%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	3.21%A	2.34%	1.50%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 30,039	$ 23,712	$ 13,930
Portfolio turnover rate	21%A	24%	38%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.93	$ 10.95	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.19	.26	.10
Net realized and unrealized gain (loss)	.61	.94	.90
Total from investment operations	.80	1.20	1.00
Distributions from net investment income	(.06)	(.13)	(.05)
Distributions from net realized gain	(.12)	(.09)	-
Total distributions	(.18)	(.22)	(.05)
Net asset value, end of period	$ 12.55	$ 11.93	$ 10.95
Total ReturnB, C, D	6.73%	10.94%	10.04%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	3.11%A	2.24%	1.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 466	$ 427	$ 385
Portfolio turnover rate	21%A	24%	38%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.91	$ 10.94	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.18	.24	.09
Net realized and unrealized gain (loss)	.61	.95	.90
Total from investment operations	.79	1.19	.99
Distributions from net investment income	(.06)	(.13)	(.05)
Distributions from net realized gain	(.12)	(.09)	-
Total distributions	(.18)	(.22)	(.05)
Net asset value, end of period	$ 12.52	$ 11.91	$ 10.94
Total ReturnB, C, D	6.66%	10.84%	9.90%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.96%A	2.09%	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,971	$ 9,984	$ 653
Portfolio turnover rate	21%A	24%	38%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	8.6	8.7
VIP Equity-Income Portfolio Initial Class	10.0	10.3
VIP Growth & Income Portfolio Initial Class	10.0	10.1
VIP Growth Portfolio Initial Class	10.2	9.9
VIP Mid Cap Portfolio Initial Class	3.6	3.6
VIP Value Portfolio Initial Class	8.5	8.7
VIP Value Strategies Portfolio Initial Class	3.6	3.7
	54.5	55.0
International Equity Funds
VIP Overseas Portfolio Initial Class	13.6	14.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.4	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	24.1	23.1
Short-Term Funds
VIP Money Market Portfolio Initial Class	0.4	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	54.5%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.1%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	55.0%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	23.1%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	53.9%
International Equity Funds	13.5%
Investment Grade Fixed-Income Funds	24.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Freedom Funds Portfolio

VIP Freedom 2020 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.1%
	Shares	Value
Domestic Equity Funds - 54.5%
VIP Contrafund Portfolio Initial Class	325,761	$ 11,030,252
VIP Equity-Income Portfolio Initial Class	447,259	12,711,108
VIP Growth & Income Portfolio Initial Class	769,447	12,742,046
VIP Growth Portfolio Initial Class	324,878	13,030,876
VIP Mid Cap Portfolio Initial Class	130,698	4,613,652
VIP Value Portfolio Initial Class	732,996	10,870,333
VIP Value Strategies Portfolio Initial Class	328,369	4,538,057
TOTAL DOMESTIC EQUITY FUNDS		69,536,324
International Equity Funds - 13.6%
VIP Overseas Portfolio Initial Class	699,697	17,373,481
TOTAL EQUITY FUNDS (Cost $77,259,917)		86,909,805
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Initial Class	1,447,798	9,468,597
Investment Grade Fixed-Income Funds - 24.1%
VIP Investment Grade Bond Portfolio Initial Class	2,499,354	30,767,051
TOTAL FIXED-INCOME FUNDS (Cost $40,535,427)		40,235,648
Short-Term Funds - 0.4%

VIP Money Market Portfolio Initial Class (Cost $508,796)	508,796	508,796
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $118,304,140)		$ 127,654,249

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $118,304,140) - See accompanying schedule		$ 127,654,249
Cash		18
Receivable for fund shares sold		157,749
Total assets		127,812,016

Liabilities
Payable for investments purchased	$ 156,492
Payable for fund shares redeemed	1,217
Distribution fees payable	18,787
Total liabilities		176,496

Net Assets		$ 127,635,520
Net Assets consist of:
Paid in capital		$ 114,588,028
Undistributed net investment income		1,192,494
Accumulated undistributed net realized gain (loss) on investments		2,504,889
Net unrealized appreciation (depreciation) on investments		9,350,109
Net Assets		$ 127,635,520

Initial Class: Net Asset Value, offering price and redemption price per share ($26,008,225 ÷ 2,015,759 shares)		$ 12.90

Service Class: Net Asset Value, offering price and redemption price per share ($14,863,847 ÷ 1,153,652 shares)		$ 12.88

Service Class 2: Net Asset Value, offering price and redemption price per share ($86,763,448 ÷ 6,746,913 shares)		$ 12.86

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 1,278,437
Interest		18
Total income		1,278,455

Expenses
Distribution fees	$ 94,802
Independent trustees' compensation	151
Total expenses before reductions	94,953
Expense reductions	(151)	94,802
Net investment income (loss)		1,183,653
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(95,167)
Capital gain distributions from underlying funds	2,640,410	2,545,243
Change in net unrealized appreciation (depreciation) on underlying funds		4,046,358
Net gain (loss)		6,591,601
Net increase (decrease) in net assets resulting from operations		$ 7,775,254

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,183,653	$ 1,178,471
Net realized gain (loss)	2,545,243	1,816,338
Change in net unrealized appreciation (depreciation)	4,046,358	4,058,003
Net increase (decrease) in net assets resulting from operations	7,775,254	7,052,812
Distributions to shareholders from net investment income	-	(1,169,624)
Distributions to shareholders from net realized gain	(1,097,475)	(753,339)
Total distributions	(1,097,475)	(1,922,963)
Share transactions - net increase (decrease)	36,236,194	45,506,036
Total increase (decrease) in net assets	42,913,973	50,635,885

Net Assets
Beginning of period	84,721,547	34,085,662
End of period (including undistributed net investment income of $1,192,494 and undistributed net investment income of $8,841, respectively)	$ 127,635,520	$ 84,721,547

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.10	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.26	.13
Net realized and unrealized gain (loss)	.79	1.06	1.00
Total from investment operations	.94	1.32	1.13
Distributions from net investment income	-	(.18)	(.06)
Distributions from net realized gain	(.14)	(.11)	-
Total distributions	(.14)	(.29)	(.06)
Net asset value, end of period	$ 12.90	$ 12.10	$ 11.07
Total ReturnB, C, D	7.88%	11.95%	11.34%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.41%A	2.21%	1.80%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,008	$ 21,356	$ 16,085
Portfolio turnover rate	15%A	21%	14%A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.09	$ 11.07	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.25	.12
Net realized and unrealized gain (loss)	.79	1.06	1.01
Total from investment operations	.93	1.31	1.13
Distributions from net investment income	-	(.18)	(.06)
Distributions from net realized gain	(.14)	(.11)	-
Total distributions	(.14)	(.29)	(.06)
Net asset value, end of period	$ 12.88	$ 12.09	$ 11.07
Total ReturnB, C, D	7.80%	11.81%	11.30%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	2.31%A	2.11%	1.70%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,864	$ 6,555	$ 1,586
Portfolio turnover rate	15%A	21%	14%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.08	$ 11.06	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.23	.11
Net realized and unrealized gain (loss)	.79	1.07	1.01
Total from investment operations	.92	1.30	1.12
Distributions from net investment income	-	(.17)	(.06)
Distributions from net realized gain	(.14)	(.11)	-
Total distributions	(.14)	(.28)	(.06)
Net asset value, end of period	$ 12.86	$ 12.08	$ 11.06
Total ReturnB, C, D	7.72%	11.70%	11.17%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.16%A	1.96%	1.55%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 86,763	$ 56,810	$ 16,414
Portfolio turnover rate	15%A	21%	14%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	9.0	9.1
VIP Equity-Income Portfolio Initial Class	10.4	10.7
VIP Growth & Income Portfolio Initial Class	10.4	10.6
VIP Growth Portfolio Initial Class	10.6	10.3
VIP Mid Cap Portfolio Initial Class	3.8	3.8
VIP Value Portfolio Initial Class	8.9	9.1
VIP Value Strategies Portfolio Initial Class	3.7	3.8
	56.8	57.4
International Equity Funds
VIP Overseas Portfolio Initial Class	14.2	15.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	21.5	20.1
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.8%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	21.5%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	57.4%
International Equity Funds	15.0%
Investment Grade Fixed-Income Funds	20.1%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.4%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

Semiannual Report

VIP Freedom 2025 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.0%
	Shares	Value
Domestic Equity Funds - 56.8%
VIP Contrafund Portfolio Initial Class	34,306	$ 1,161,602
VIP Equity-Income Portfolio Initial Class	47,093	1,338,380
VIP Growth & Income Portfolio Initial Class	81,019	1,341,670
VIP Growth Portfolio Initial Class	34,214	1,372,321
VIP Mid Cap Portfolio Initial Class	13,748	485,296
VIP Value Portfolio Initial Class	77,177	1,144,541
VIP Value Strategies Portfolio Initial Class	34,530	477,202
TOTAL DOMESTIC EQUITY FUNDS		7,321,012
International Equity Funds - 14.2%
VIP Overseas Portfolio Initial Class	73,745	1,831,080
TOTAL EQUITY FUNDS (Cost $7,868,204)		9,152,092
Fixed-Income Funds - 29.0%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	147,350	963,672
Investment Grade Fixed-Income Funds - 21.5%
VIP Investment Grade Bond Portfolio Initial Class	225,138	2,771,449
TOTAL FIXED-INCOME FUNDS (Cost $3,750,873)		3,735,121
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,619,077)		$ 12,887,213

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

VIP Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $11,619,077) - See accompanying schedule		$ 12,887,213
Cash		59
Receivable for fund shares sold		45,973
Total assets		12,933,245

Liabilities
Payable for investments purchased	$ 45,153
Payable for fund shares redeemed	756
Distribution fees payable	175
Total liabilities		46,084

Net Assets		$ 12,887,161
Net Assets consist of:
Paid in capital		$ 11,209,350
Undistributed net investment income		128,073
Accumulated undistributed net realized gain (loss) on investments		281,602
Net unrealized appreciation (depreciation) on investments		1,268,136
Net Assets		$ 12,887,161

Initial Class: Net Asset Value, offering price and redemption price per share ($11,735,277 ÷ 904,350 shares)		$ 12.98

Service Class: Net Asset Value, offering price and redemption price per share ($487,264 ÷ 37,579 shares)		$ 12.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($664,620 ÷ 51,324 shares)		$ 12.95

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 128,988
Interest		50
Total income		129,038

Expenses
Distribution fees	$ 965
Independent trustees' compensation	17
Total expenses before reductions	982
Expense reductions	(17)	965
Net investment income (loss)		128,073
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(19,912)
Capital gain distributions from underlying funds	303,541	283,629
Change in net unrealized appreciation (depreciation) on underlying funds		443,512
Net gain (loss)		727,141
Net increase (decrease) in net assets resulting from operations		$ 855,214

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2025 Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 128,073	$ 150,496
Net realized gain (loss)	283,629	283,979
Change in net unrealized appreciation (depreciation)	443,512	528,242
Net increase (decrease) in net assets resulting from operations	855,214	962,717
Distributions to shareholders from net investment income	-	(151,306)
Distributions to shareholders from net realized gain	(156,431)	(126,743)
Total distributions	(156,431)	(278,049)
Share transactions - net increase (decrease)	2,828,206	3,065,781
Total increase (decrease) in net assets	3,526,989	3,750,449

Net Assets
Beginning of period	9,360,172	5,609,723
End of period (including undistributed net investment income of $128,073 and undistributed net investment income of $0, respectively)	$ 12,887,161	$ 9,360,172

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.15	.23	.11
Net realized and unrealized gain (loss)	.84	1.17	1.12
Total from investment operations	.99	1.40	1.23
Distributions from net investment income	-	(.21)	(.07)
Distributions from net realized gain	(.19)	(.17)	-
Total distributions	(.19)	(.38)	(.07)
Net asset value, end of period	$ 12.98	$ 12.18	$ 11.16
Total ReturnB, C, D	8.22%	12.49%	12.25%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	2.31%A	1.95%	1.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,735	$ 8,363	$ 4,825
Portfolio turnover rate	27%A	49%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.18	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.14	.22	.10
Net realized and unrealized gain (loss)	.84	1.16	1.12
Total from investment operations	.98	1.38	1.22
Distributions from net investment income	-	(.19)	(.06)
Distributions from net realized gain	(.19)	(.17)	-
Total distributions	(.19)	(.36)	(.06)
Net asset value, end of period	$ 12.97	$ 12.18	$ 11.16
Total ReturnB, C, D	8.14%	12.39%	12.18%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	2.21%A	1.85%	1.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 487	$ 441	$ 393
Portfolio turnover rate	27%A	49%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.17	$ 11.16	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.13	.20	.09
Net realized and unrealized gain (loss)	.84	1.16	1.12
Total from investment operations	.97	1.36	1.21
Distributions from net investment income	-	(.18)	(.05)
Distributions from net realized gain	(.19)	(.17)	-
Total distributions	(.19)	(.35)	(.05)
Net asset value, end of period	$ 12.95	$ 12.17	$ 11.16
Total ReturnB, C, D	8.06%	12.18%	12.07%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	2.06%A	1.70%	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 665	$ 556	$ 392
Portfolio turnover rate	27%A	49%	9%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Initial Class	10.4	10.4
VIP Equity-Income Portfolio Initial Class	12.0	12.2
VIP Growth & Income Portfolio Initial Class	12.0	12.1
VIP Growth Portfolio Initial Class	12.3	11.8
VIP Mid Cap Portfolio Initial Class	4.3	4.4
VIP Value Portfolio Initial Class	10.3	10.3
VIP Value Strategies Portfolio Initial Class	4.3	4.4
	65.6	65.6
International Equity Funds
VIP Overseas Portfolio Initial Class	16.4	17.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Initial Class	7.5	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Initial Class	10.5	10.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.6%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.5%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	65.6%
International Equity Funds	17.0%
Investment Grade Fixed-Income Funds	10.0%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	65.2%
International Equity Funds	16.3%
Investment Grade Fixed-Income Funds	11.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Freedom Funds Portfolio

VIP Freedom 2030 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.6%
VIP Contrafund Portfolio Initial Class	149,753	$ 5,070,650
VIP Equity-Income Portfolio Initial Class	205,606	5,843,327
VIP Growth & Income Portfolio Initial Class	353,694	5,857,168
VIP Growth Portfolio Initial Class	149,341	5,990,078
VIP Mid Cap Portfolio Initial Class	60,005	2,118,188
VIP Value Portfolio Initial Class	336,963	4,997,159
VIP Value Strategies Portfolio Initial Class	150,748	2,083,335
TOTAL DOMESTIC EQUITY FUNDS		31,959,905
International Equity Funds - 16.4%
VIP Overseas Portfolio Initial Class	321,214	7,975,739
TOTAL EQUITY FUNDS (Cost $35,275,682)		39,935,644
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	554,715	3,627,838
Investment Grade Fixed-Income Funds - 10.5%
VIP Investment Grade Bond Portfolio Initial Class	415,327	5,112,677
TOTAL FIXED-INCOME FUNDS (Cost $8,772,447)		8,740,515
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $44,048,129)		$ 48,676,159

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $44,048,129) - See accompanying schedule		$ 48,676,159
Cash		42
Receivable for fund shares sold		28,084
Total assets		48,704,285

Liabilities
Payable for investments purchased	$ 25,853
Payable for fund shares redeemed	2,267
Distribution fees payable	4,543
Total liabilities		32,663

Net Assets		$ 48,671,622
Net Assets consist of:
Paid in capital		$ 42,471,279
Undistributed net investment income		328,487
Accumulated undistributed net realized gain (loss) on investments		1,243,826
Net unrealized appreciation (depreciation) on investments		4,628,030
Net Assets		$ 48,671,622

Initial Class: Net Asset Value, offering price and redemption price per share ($22,252,951 ÷ 1,658,411 shares)		$ 13.42

Service Class: Net Asset Value, offering price and redemption price per share ($8,112,064 ÷ 605,243 shares)		$ 13.40

Service Class 2: Net Asset Value, offering price and redemption price per share ($18,306,607 ÷ 1,368,629 shares)		$ 13.38

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 353,947
Interest		41
Total income		353,988

Expenses
Distribution fees	$ 25,501
Independent trustees' compensation	61
Total expenses before reductions	25,562
Expense reductions	(61)	25,501
Net investment income (loss)		328,487
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,555)
Capital gain distributions from underlying funds	1,304,964	1,250,409
Change in net unrealized appreciation (depreciation) on underlying funds		2,071,269
Net gain (loss)		3,321,678
Net increase (decrease) in net assets resulting from operations		$ 3,650,165

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 328,487	$ 454,629
Net realized gain (loss)	1,250,409	870,615
Change in net unrealized appreciation (depreciation)	2,071,269	1,738,118
Net increase (decrease) in net assets resulting from operations	3,650,165	3,063,362
Distributions to shareholders from net investment income	-	(470,715)
Distributions to shareholders from net realized gain	(518,356)	(345,367)
Total distributions	(518,356)	(816,082)
Share transactions - net increase (decrease)	11,600,513	15,075,481
Total increase (decrease) in net assets	14,732,322	17,322,761

Net Assets
Beginning of period	33,939,300	16,616,539
End of period (including undistributed net investment income of $328,487 and undistributed net investment income of $0, respectively)	$ 48,671,622	$ 33,939,300

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.11	.24	.13
Net realized and unrealized gain (loss)	1.04	1.25	1.21
Total from investment operations	1.15	1.49	1.34
Distributions from net investment income	-	(.19)	(.07)
Distributions from net realized gain	(.17)	(.13)	-
Total distributions	(.17)	(.32)	(.07)
Net asset value, end of period	$ 13.42	$ 12.44	$ 11.27
Total ReturnB, C, D	9.34%	13.20%	13.35%
Ratios to Average Net AssetsF, H
Expenses before reductions	.00%A	.00%	.00%A
Expenses net of fee waivers, if any	.00%A	.00%	.00%A
Expenses net of all reductions	.00%A	.00%	.00%A
Net investment income (loss)	1.68%A	2.05%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,253	$ 14,298	$ 8,262
Portfolio turnover rate	18%A	32%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.44	$ 11.27	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.10	.23	.12
Net realized and unrealized gain (loss)	1.03	1.25	1.21
Total from investment operations	1.13	1.48	1.33
Distributions from net investment income	-	(.18)	(.06)
Distributions from net realized gain	(.17)	(.13)	-
Total distributions	(.17)	(.31)	(.06)
Net asset value, end of period	$ 13.40	$ 12.44	$ 11.27
Total ReturnB, C, D	9.17%	13.15%	13.30%
Ratios to Average Net AssetsF, H
Expenses before reductions	.10%A	.10%	.10%A
Expenses net of fee waivers, if any	.10%A	.10%	.10%A
Expenses net of all reductions	.10%A	.10%	.10%A
Net investment income (loss)	1.58%A	1.95%	1.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,112	$ 3,867	$ 958
Portfolio turnover rate	18%A	32%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.42	$ 11.26	$ 10.00
Income from Investment Operations
Net investment income (loss)E	.09	.21	.11
Net realized and unrealized gain (loss)	1.04	1.25	1.21
Total from investment operations	1.13	1.46	1.32
Distributions from net investment income	-	(.17)	(.06)
Distributions from net realized gain	(.17)	(.13)	-
Total distributions	(.17)	(.30)	(.06)
Net asset value, end of period	$ 13.38	$ 12.42	$ 11.26
Total ReturnB, C, D	9.19%	12.92%	13.16%
Ratios to Average Net AssetsF, H
Expenses before reductions	.25%A	.25%	.25%A
Expenses net of fee waivers, if any	.25%A	.25%	.25%A
Expenses net of all reductions	.25%A	.25%	.25%A
Net investment income (loss)	1.43%A	1.80%	1.47%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,307	$ 15,774	$ 7,396
Portfolio turnover rate	18%A	32%	33%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period April 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP Freedom Funds Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Freedom Income Portfolio, VIP Freedom 2005 Portfolio, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio and VIP Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund IV). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by FMR. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Initial Class shares, Service Class shares and Service Class 2 shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Income	$ 14,365,016	$ 396,652	$ (89,337)	$ 307,315
VIP Freedom 2005	8,205,953	741,295	(38,769)	702,526
VIP Freedom 2010	84,814,072	5,420,934	(446,123)	4,974,811
VIP Freedom 2015	44,270,312	3,457,204	(248,565)	3,208,639
VIP Freedom 2020	118,304,570	9,860,111	(510,432)	9,349,679
VIP Freedom 2025	11,619,313	1,308,377	(40,477)	1,267,900
VIP Freedom 2030	44,048,365	4,743,737	(115,943)	4,627,794

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Income	5,900,376	2,109,758
VIP Freedom 2005	2,732,100	2,668,233
VIP Freedom 2010	32,899,874	10,539,194
VIP Freedom 2015	16,568,055	4,312,367
VIP Freedom 2020	47,026,843	8,057,338
VIP Freedom 2025	4,623,250	1,519,950
VIP Freedom 2030	16,564,312	3,832,635

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

VIP Freedom Funds Portfolio

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of.10% of Service Class' average net assets and.25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP Freedom Income	$ 200	$ 2,755	$ 2,955
VIP Freedom 2005	213	541	754
VIP Freedom 2010	4,288	59,736	64,024
VIP Freedom 2015	223	17,281	17,504
VIP Freedom 2020	5,221	89,581	94,802
VIP Freedom 2025	232	733	965
VIP Freedom 2030	3,212	22,289	25,501

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Income
Initial Class	0%	$ 15
Service Class	.10%	1
Service Class 2.25%		3
VIP Freedom 2005
Initial Class	0%	11
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2010
Initial Class	0%	32
Service Class	.10%	13
Service Class 2.25%		69
VIP Freedom 2015
Initial Class	0%	40
Service Class	.10%	1
Service Class 2.25%		20
VIP Freedom 2020
Initial Class	0%	34
Service Class	.10%	15
Service Class 2.25%		102
VIP Freedom 2025
Initial Class	0%	15
Service Class	.10%	1
Service Class 2.25%		1
VIP Freedom 2030
Initial Class	0%	26
Service Class	.10%	9
Service Class 2.25%		26

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, FMR or its affiliates and certain otherwise unaffiliated shareholders each were owners of record of more than 10% of the outstanding shares of the following funds:

	Affiliated %	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
VIP Freedom Income	75%	1	11%
VIP Freedom 2005	98%	-	-
VIP Freedom 2010	28%	1	58%
VIP Freedom 2015	64%	1	32%
VIP Freedom 2020	20%	2	75%
VIP Freedom 2025	90%	-	-
VIP Freedom 2030	43%	1	47%

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Freedom Income
From net investment income
Initial Class	$ 8,778	$ 269,889
Service Class	365	10,880
Service Class 2	2,058	28,996
Total	$ 11,201	$ 309,765
From net realized gain
Initial Class	$ 35,113	$ 42,500
Service Class	1,460	1,766
Service Class 2	8,233	4,803
Total	$ 44,806	$ 49,069
VIP Freedom 2005
From net investment income
Initial Class	$ -	$ 207,132
Service Class	-	10,517
Service Class 2	-	9,944
Total	$ -	$ 227,593
From net realized gain
Initial Class	$ 76,620	$ 33,434
Service Class	4,530	1,759
Service Class 2	4,605	1,757
Total	$ 85,755	$ 36,950
VIP Freedom 2010
From net investment income
Initial Class	$ -	$ 353,057
Service Class	-	98,166
Service Class 2	-	589,540
Total	$ -	$ 1,040,763
From net realized gain
Initial Class	$ 193,718	$ 88,708
Service Class	60,326	25,301
Service Class 2	393,677	162,856
Total	$ 647,721	$ 276,865

VIP Freedom Funds Portfolio

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows: - continued

	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Freedom 2015
From net investment income
Initial Class	$ 118,212	$ 271,006
Service Class	1,970	4,502
Service Class 2	55,357	103,791
Total	$ 175,539	$ 379,299
From net realized gain
Initial Class	$ 257,917	$ 175,471
Service Class	4,298	3,166
Service Class 2	120,780	74,137
Total	$ 382,995	$ 252,774
VIP Freedom 2020
From net investment income
Initial Class	$ -	$ 316,990
Service Class	-	94,245
Service Class 2	-	758,389
Total	$ -	$ 1,169,624
From net realized gain
Initial Class	$ 255,397	$ 189,505
Service Class	96,624	58,242
Service Class 2	745,454	505,592
Total	$ 1,097,475	$ 753,339
VIP Freedom 2025
From net investment income
Initial Class	$ -	$ 136,529
Service Class	-	6,790
Service Class 2	-	7,987
Total	$ -	$ 151,306
From net realized gain
Initial Class	$ 141,041	$ 113,219
Service Class	6,884	5,981
Service Class 2	8,506	7,543
Total	$ 156,431	$ 126,743
VIP Freedom 2030
From net investment income
Initial Class	$ -	$ 210,649
Service Class	-	54,452
Service Class 2	-	205,614
Total	$ -	$ 470,715
From net realized gain
Initial Class	$ 215,826	$ 145,662
Service Class	69,669	38,682
Service Class 2	232,861	161,023
Total	$ 518,356	$ 345,367

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Freedom Income
Initial Class
Shares sold	329,585	628,341	$ 3,583,351	$ 6,697,181
Reinvestment of distributions	4,075	29,149	43,891	312,388
Shares redeemed	(175,949)	(354,600)	(1,909,165)	(3,763,363)
Net increase (decrease)	157,711	302,890	$ 1,718,077	$ 3,246,206
Service Class
Reinvestment of distributions	170	1,180	$ 1,825	$ 12,646
Net increase (decrease)	170	1,180	$ 1,825	$ 12,646
Service Class 2
Shares sold	177,179	77,795	$ 1,920,088	$ 837,357
Reinvestment of distributions	957	3,159	10,291	33,799
Shares redeemed	(17,973)	(17,023)	(195,627)	(178,812)
Net increase (decrease)	160,163	63,931	$ 1,734,752	$ 692,344
VIP Freedom 2005
Initial Class
Shares sold	178,233	512,176	$ 2,100,256	$ 5,650,369
Reinvestment of distributions	6,680	21,052	76,620	240,567
Shares redeemed	(203,966)	(335,528)	(2,365,456)	(3,714,256)
Net increase (decrease)	(19,053)	197,700	$ (188,580)	$ 2,176,680
Service Class
Reinvestment of distributions	395	1,074	$ 4,530	$ 12,275
Net increase (decrease)	395	1,074	$ 4,530	$ 12,275
Service Class 2
Shares sold	726	-	$ 8,434	$ -
Reinvestment of distributions	401	1,024	4,605	11,701
Shares redeemed	(5)	-	(64)	-
Net increase (decrease)	1,122	1,024	$ 12,975	$ 11,701
VIP Freedom 2010
Initial Class
Shares sold	490,046	1,085,640	$ 5,829,269	$ 12,091,220
Reinvestment of distributions	16,600	38,083	193,718	441,765
Shares redeemed	(275,710)	(550,105)	(3,240,597)	(6,137,550)
Net increase (decrease)	230,936	573,618	$ 2,782,390	$ 6,395,435
Service Class
Shares sold	767,986	461,171	$ 9,197,724	$ 5,186,749
Reinvestment of distributions	5,174	10,644	60,326	123,467
Shares redeemed	(164,830)	(25,858)	(1,974,366)	(288,627)
Net increase (decrease)	608,330	445,957	$ 7,283,684	$ 5,021,589
Service Class 2
Shares sold	1,384,821	2,611,488	$ 16,317,782	$ 29,083,720
Reinvestment of distributions	33,850	65,030	393,677	752,397
Shares redeemed	(542,273)	(232,684)	(6,529,595)	(2,589,520)
Net increase (decrease)	876,398	2,443,834	$ 10,181,864	$ 27,246,597
VIP Freedom 2015
Initial Class
Shares sold	648,778	1,063,240	$ 7,954,008	$ 12,155,808
Reinvestment of distributions	31,423	37,362	376,129	446,476
Shares redeemed	(275,846)	(384,997)	(3,403,143)	(4,436,992)
Net increase (decrease)	404,355	715,605	$ 4,926,994	$ 8,165,292
Service Class
Shares sold	809	-	$ 10,000	$ -
Reinvestment of distributions	524	642	6,268	7,668
Net increase (decrease)	1,333	642	$ 16,268	$ 7,668

VIP Freedom Funds Portfolio

9. Share Transactions - continued

Transactions for each class of shares were as follows: - continued

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
VIP Freedom 2015 - continued
Service Class 2
Shares sold	526,686	825,508	$ 6,403,182	$ 9,476,778
Reinvestment of distributions	14,752	14,914	176,137	177,928
Shares redeemed	(24,157)	(61,528)	(292,648)	(696,575)
Net increase (decrease)	517,281	778,894	$ 6,286,671	$ 8,958,131
VIP Freedom 2020
Initial Class
Shares sold	446,895	858,421	$ 5,604,890	$ 9,934,015
Reinvestment of distributions	20,917	41,756	255,397	506,495
Shares redeemed	(216,577)	(588,301)	(2,705,533)	(6,802,896)
Net increase (decrease)	251,235	311,876	$ 3,154,754	$ 3,637,614
Service Class
Shares sold	664,072	411,929	$ 8,311,445	$ 4,798,643
Reinvestment of distributions	7,920	12,581	96,624	152,487
Shares redeemed	(60,406)	(25,736)	(763,405)	(305,071)
Net increase (decrease)	611,586	398,774	$ 7,644,664	$ 4,646,059
Service Class 2
Shares sold	2,284,778	3,353,614	$ 28,511,615	$ 38,778,034
Reinvestment of distributions	61,203	104,461	745,454	1,263,981
Shares redeemed	(302,515)	(238,340)	(3,820,293)	(2,819,652)
Net increase (decrease)	2,043,466	3,219,735	$ 25,436,776	$ 37,222,363
VIP Freedom 2025
Initial Class
Shares sold	302,973	508,046	$ 3,807,033	$ 5,956,062
Reinvestment of distributions	11,514	20,454	141,041	249,748
Shares redeemed	(96,752)	(274,265)	(1,208,901)	(3,281,077)
Net increase (decrease)	217,735	254,235	$ 2,739,173	$ 2,924,733
Service Class
Shares sold	788	-	$ 10,000	$ -
Reinvestment of distributions	562	1,047	6,884	12,771
Net increase (decrease)	1,350	1,047	$ 16,884	$ 12,771
Service Class 2
Shares sold	7,908	9,336	$ 99,523	$ 114,122
Reinvestment of distributions	695	1,273	8,506	15,530
Shares redeemed	(2,924)	(112)	(35,880)	(1,375)
Net increase (decrease)	5,679	10,497	$ 72,149	$ 128,277
VIP Freedom 2030
Initial Class
Shares sold	616,107	710,684	$ 8,039,027	$ 8,499,790
Reinvestment of distributions	17,170	28,573	215,826	356,311
Shares redeemed	(123,820)	(323,491)	(1,588,339)	(3,808,183)
Net increase (decrease)	509,457	415,766	$ 6,666,514	$ 5,047,918
Service Class
Shares sold	337,222	235,504	$ 4,307,614	$ 2,842,204
Reinvestment of distributions	5,547	7,469	69,669	93,133
Shares redeemed	(48,448)	(17,091)	(630,283)	(204,059)
Net increase (decrease)	294,321	225,882	$ 3,747,000	$ 2,731,278
Service Class 2
Shares sold	236,093	819,368	$ 2,993,579	$ 9,707,801
Reinvestment of distributions	18,569	29,449	232,861	366,637
Shares redeemed	(156,033)	(235,970)	(2,039,441)	(2,778,153)
Net increase (decrease)	98,629	612,847	$ 1,186,999	$ 7,296,285

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Funds

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

VIP Freedom Funds Portfolio

Semiannual Report

VIP Freedom Funds Portfolio

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFF2K-SANN-0807
1.819548.103

Fidelity® Variable Insurance Products:

Freedom Lifetime Income Funds -
Portfolios I, II, & III

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Lifetime Income Portfolio I	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio II	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Lifetime Income Portfolio III	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Lifetime Income Funds Portfolio

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Freedom Lifetime Income I
Actual	$ 1,000.00	$ 1,055.00	$ .00
Hypothetical A	$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income II
Actual	$ 1,000.00	$ 1,072.80	$ .00
Hypothetical A	$ 1,000.00	$ 1,024.79	$ .00
VIP Freedom Lifetime Income III
Actual	$ 1,000.00	$ 1,087.00	$ .00
Hypothetical A	$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	5.7	5.8
VIP Equity-Income Portfolio Investor Class	6.5	6.8
VIP Growth & Income Portfolio Investor Class	6.6	6.7
VIP Growth Portfolio Investor Class	6.7	6.6
VIP Mid Cap Portfolio Investor Class	2.4	2.4
VIP Value Portfolio Investor Class	5.6	5.7
VIP Value Strategies Portfolio Investor Class	2.3	2.4
	35.8	36.4
International Equity Funds
VIP Overseas Portfolio Investor Class R	8.9	9.1
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	38.7	38.7
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.6	10.7
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	35.8%
International Equity Funds	8.9%
Investment Grade Fixed-Income Funds	38.7%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	36.4%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	38.7%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	10.7%

Expected
Domestic Equity Funds	35.9%
International Equity Funds	9.0%
Investment Grade Fixed-Income Funds	37.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income I Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.7%
	Shares	Value
Domestic Equity Funds - 35.8%
VIP Contrafund Portfolio Investor Class	19,525	$ 659,544
VIP Equity-Income Portfolio Investor Class	26,773	759,022
VIP Growth & Income Portfolio Investor Class	46,084	761,302
VIP Growth Portfolio Investor Class	19,451	778,051
VIP Mid Cap Portfolio Investor Class	7,818	275,286
VIP Value Portfolio Investor Class	43,870	649,718
VIP Value Strategies Portfolio Investor Class	19,671	270,871
TOTAL DOMESTIC EQUITY FUNDS		4,153,794
International Equity Funds - 8.9%
VIP Overseas Portfolio Investor Class R	41,485	1,027,578
TOTAL EQUITY FUNDS (Cost $4,591,735)		5,181,372
Fixed-Income Funds - 43.7%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	88,216	575,166
Investment Grade Fixed-Income Funds - 38.7%
VIP Investment Grade Bond Portfolio Investor Class	365,358	4,486,595
TOTAL FIXED-INCOME FUNDS (Cost $5,103,626)		5,061,761
Short-Term Funds - 11.6%

VIP Money Market Portfolio Investor Class (Cost $1,342,771)	1,342,771	1,342,771
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,038,132)		$ 11,585,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income I Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $11,038,132) - See accompanying schedule		$ 11,585,904
Cash		89
Receivable for fund shares sold		90,386
Dividends receivable		181
Total assets		11,676,560

Liabilities
Payable for investments purchased	$ 90,348
Payable for fund shares redeemed	40
Total liabilities		90,388

Net Assets		$ 11,586,172
Net Assets consist of:
Paid in capital		$ 10,640,321
Undistributed net investment income		219,374
Accumulated undistributed net realized gain (loss) on investments		178,705
Net unrealized appreciation (depreciation) on investments		547,772
Net Assets, for 1,008,575 shares outstanding		$ 11,586,172
Net Asset Value, offering price and redemption price per share ($11,586,172 ÷ 1,008,575 shares)		$ 11.49

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 219,374

Expenses
Independent trustees' compensation	$ 16
Total expenses before reductions	16
Expense reductions	(16)	0
Net investment income (loss)		219,374
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(10,563)
Capital gain distributions from underlying funds	192,937	182,374
Change in net unrealized appreciation (depreciation) on underlying funds		169,745
Net gain (loss)		352,119
Net increase (decrease) in net assets resulting from operations		$ 571,493

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 219,374	$ 160,138
Net realized gain (loss)	182,374	127,086
Change in net unrealized appreciation (depreciation)	169,745	348,399
Net increase (decrease) in net assets resulting from operations	571,493	635,623
Distributions to shareholders from net investment income	-	(162,340)
Distributions to shareholders from net realized gain	(83,458)	(45,095)
Total distributions	(83,458)	(207,435)
Share transactions Proceeds from sales of shares	1,919,061	7,602,656
Reinvestment of distributions	83,458	207,435
Cost of shares redeemed	(1,010,138)	(1,038,565)
Net increase (decrease) in net assets resulting from share transactions	992,381	6,771,526
Total increase (decrease) in net assets	1,480,416	7,199,714

Net Assets
Beginning of period	10,105,756	2,906,042
End of period (including undistributed net investment income of $219,374 and undistributed net investment income of $0, respectively)	$ 11,586,172	$ 10,105,756
Other Information Shares
Sold	170,088	715,785
Issued in reinvestment of distributions	7,553	18,875
Redeemed	(89,819)	(96,908)
Net increase (decrease)	87,822	637,752

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.98	$ 10.27	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.23	.27	.10
Net realized and unrealized gain (loss)	.37	.67	.26
Total from investment operations	.60	.94	.36
Distributions from net investment income	-	(.18)	(.05)
Distributions from net realized gain	(.09)	(.05)	(.04)
Total distributions	(.09)	(.23)	(.09)
Net asset value, end of period	$ 11.49	$ 10.98	$ 10.27
Total Return B, C, D	5.50%	9.15%	3.55%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	4.08% A	2.50%	2.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,586	$ 10,106	$ 2,906
Portfolio turnover rate	25% A	28%	71%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.7	8.1
VIP Equity-Income Portfolio Investor Class	8.9	9.6
VIP Growth & Income Portfolio Investor Class	9.0	9.4
VIP Growth Portfolio Investor Class	9.1	9.2
VIP Mid Cap Portfolio Investor Class	3.2	3.4
VIP Value Portfolio Investor Class	7.6	8.1
VIP Value Strategies Portfolio Investor Class	3.2	3.4
	48.7	51.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	12.1	12.6
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.9	7.7
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	29.4	26.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	2.9	1.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	48.7%
International Equity Funds	12.1%
Investment Grade Fixed-Income Funds	29.4%
High Yield Fixed-Income Funds	6.9%
Short-Term Funds	2.9%

Six months ago
Domestic Equity Funds	51.2%
International Equity Funds	12.6%
Investment Grade Fixed-Income Funds	26.6%
High Yield Fixed-Income Funds	7.7%
Short-Term Funds	1.9%

Expected
Domestic Equity Funds	47.3%
International Equity Funds	11.8%
Investment Grade Fixed-Income Funds	30.7%
High Yield Fixed-Income Funds	6.7%
Short-Term Funds	3.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income II Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 60.8%
	Shares	Value
Domestic Equity Funds - 48.7%
VIP Contrafund Portfolio Investor Class	48,078	$ 1,624,073
VIP Equity-Income Portfolio Investor Class	66,005	1,871,249
VIP Growth & Income Portfolio Investor Class	113,612	1,876,873
VIP Growth Portfolio Investor Class	47,952	1,918,067
VIP Mid Cap Portfolio Investor Class	19,257	678,031
VIP Value Portfolio Investor Class	108,033	1,599,975
VIP Value Strategies Portfolio Investor Class	48,462	667,316
TOTAL DOMESTIC EQUITY FUNDS		10,235,584
International Equity Funds - 12.1%
VIP Overseas Portfolio Investor Class R	102,658	2,542,844
TOTAL EQUITY FUNDS (Cost $11,466,821)		12,778,428
Fixed-Income Funds - 36.3%

High Yield Fixed-Income Funds - 6.9%
VIP High Income Portfolio Investor Class	220,776	1,439,460
Investment Grade Fixed-Income Funds - 29.4%
VIP Investment Grade Bond Portfolio Investor Class	503,678	6,185,162
TOTAL FIXED-INCOME FUNDS (Cost $7,646,744)		7,624,622
Short-Term Funds - 2.9%

VIP Money Market Portfolio Investor Class (Cost $601,645)	601,645	601,645
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $19,715,210)		$ 21,004,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income II Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $19,715,210) - See accompanying schedule		$ 21,004,695
Cash		90
Receivable for investments sold		325
Dividends receivable		79
Total assets		21,005,189

Liabilities
Payable for fund shares redeemed	$ 325
Total liabilities		325

Net Assets		$ 21,004,864
Net Assets consist of:
Paid in capital		$ 19,007,831
Undistributed net investment income		263,893
Accumulated undistributed net realized gain (loss) on investments		443,655
Net unrealized appreciation (depreciation) on investments		1,289,485
Net Assets, for 1,745,254 shares outstanding		$ 21,004,864
Net Asset Value, offering price and redemption price per share ($21,004,864 ÷ 1,745,254 shares)		$ 12.04

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 267,852

Expenses
Independent trustees' compensation	$ 28
Total expenses before reductions	28
Expense reductions	(28)	0
Net investment income (loss)		267,852
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,461)
Capital gain distributions from underlying funds	461,092	447,631
Change in net unrealized appreciation (depreciation) on underlying funds		600,275
Net gain (loss)		1,047,906
Net increase (decrease) in net assets resulting from operations		$ 1,315,758

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 267,852	$ 212,416
Net realized gain (loss)	447,631	277,462
Change in net unrealized appreciation (depreciation)	600,275	641,870
Net increase (decrease) in net assets resulting from operations	1,315,758	1,131,748
Distributions to shareholders from net investment income	(7,662)	(208,713)
Distributions to shareholders from net realized gain	(206,875)	(74,541)
Total distributions	(214,537)	(283,254)
Share transactions Proceeds from sales of shares	3,433,615	14,411,163
Reinvestment of distributions	214,537	283,254
Cost of shares redeemed	(965,476)	(688,332)
Net increase (decrease) in net assets resulting from share transactions	2,682,676	14,006,085
Total increase (decrease) in net assets	3,783,897	14,854,579

Net Assets
Beginning of period	17,220,967	2,366,388
End of period (including undistributed net investment income of $263,893 and undistributed net investment income of $3,703, respectively)	$ 21,004,864	$ 17,220,967
Other Information Shares
Sold	293,292	1,326,173
Issued in reinvestment of distributions	18,753	24,891
Redeemed	(82,470)	(63,508)
Net increase (decrease)	229,575	1,287,556

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.36	$ 10.37	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.17	.23	.10
Net realized and unrealized gain (loss)	.65	.95	.40
Total from investment operations	.82	1.18	.50
Distributions from net investment income	(.01)	(.14)	(.06)
Distributions from net realized gain	(.14)	(.05)	(.07)
Total distributions	(.14) I	(.19)	(.13)
Net asset value, end of period	$ 12.04	$ 11.36	$ 10.37
Total Return B, C, D	7.28%	11.38%	5.00%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.83% A	2.12%	2.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,005	$ 17,221	$ 2,366
Portfolio turnover rate	23% A	16%	69%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

I Total distributions of $.14 per share is comprised of distributions from net investment income of $.005 and distributions from net realized gain of $.135 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.7	9.8
VIP Equity-Income Portfolio Investor Class	11.2	11.5
VIP Growth & Income Portfolio Investor Class	11.2	11.4
VIP Growth Portfolio Investor Class	11.4	11.2
VIP Mid Cap Portfolio Investor Class	4.0	4.1
VIP Value Portfolio Investor Class	9.5	9.7
VIP Value Strategies Portfolio Investor Class	4.0	4.1
	61.0	61.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	15.1	16.3
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	16.4	14.4
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.0	0.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	61.0%
International Equity Funds	15.1%
Investment Grade Fixed-Income Funds	16.4%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

Six months ago
Domestic Equity Funds	61.8%
International Equity Funds	16.3%
Investment Grade Fixed-Income Funds	14.4%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

Expected
Domestic Equity Funds	59.4%
International Equity Funds	14.8%
Investment Grade Fixed-Income Funds	18.3%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Lifetime Income Funds Portfolio

VIP Freedom Lifetime Income III Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 76.1%
	Shares	Value
Domestic Equity Funds - 61.0%
VIP Contrafund Portfolio Investor Class	30,260	$ 1,022,172
VIP Equity-Income Portfolio Investor Class	41,561	1,178,266
VIP Growth & Income Portfolio Investor Class	71,536	1,181,778
VIP Growth Portfolio Investor Class	30,192	1,207,663
VIP Mid Cap Portfolio Investor Class	12,128	427,033
VIP Value Portfolio Investor Class	67,996	1,007,017
VIP Value Strategies Portfolio Investor Class	30,520	420,254
TOTAL DOMESTIC EQUITY FUNDS		6,444,183
International Equity Funds - 15.1%
VIP Overseas Portfolio Investor Class R	64,350	1,593,941
TOTAL EQUITY FUNDS (Cost $7,072,816)		8,038,124
Fixed-Income Funds - 23.9%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	120,807	787,660
Investment Grade Fixed-Income Funds - 16.4%
VIP Investment Grade Bond Portfolio Investor Class	141,098	1,732,685
TOTAL FIXED-INCOME FUNDS (Cost $2,517,354)		2,520,345
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $2,072)	2,072	2,072
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,592,242)		$ 10,560,541

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Freedom Lifetime Income III Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $9,592,242) - See accompanying schedule		$ 10,560,541
Cash		89
Receivable for investments sold		152
Total assets		10,560,782

Liabilities
Payable for fund shares redeemed	$ 153
Total liabilities		153

Net Assets		$ 10,560,629
Net Assets consist of:
Paid in capital		$ 9,189,392
Undistributed net investment income		95,319
Accumulated undistributed net realized gain (loss) on investments		307,619
Net unrealized appreciation (depreciation) on investments		968,299
Net Assets, for 853,058 shares outstanding		$ 10,560,629
Net Asset Value, offering price and redemption price per share ($10,560,629 ÷ 853,058 shares)		$ 12.38

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 98,716

Expenses
Independent trustees' compensation	$ 14
Total expenses before reductions	14
Expense reductions	(14)	0
Net investment income (loss)		98,716
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,235
Capital gain distributions from underlying funds	304,716	307,951
Change in net unrealized appreciation (depreciation) on underlying funds		401,390
Net gain (loss)		709,341
Net increase (decrease) in net assets resulting from operations		$ 808,057

See accompanying notes which are an integral part of the financial statements.

VIP Lifetime Income Funds Portfolio

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 98,716	$ 112,758
Net realized gain (loss)	307,951	219,068
Change in net unrealized appreciation (depreciation)	401,390	469,611
Net increase (decrease) in net assets resulting from operations	808,057	801,437
Distributions to shareholders from net investment income	(4,027)	(112,128)
Distributions to shareholders from net realized gain	(136,926)	(82,227)
Total distributions	(140,953)	(194,355)
Share transactions Proceeds from sales of shares	1,114,994	5,427,409
Reinvestment of distributions	140,953	194,355
Cost of shares redeemed	(197,521)	(352,017)
Net increase (decrease) in net assets resulting from share transactions	1,058,426	5,269,747
Total increase (decrease) in net assets	1,725,530	5,876,829

Net Assets
Beginning of period	8,835,099	2,958,270
End of period (including undistributed net investment income of $95,319 and undistributed net investment income of $630, respectively)	$ 10,560,629	$ 8,835,099
Other Information Shares
Sold	93,242	496,103
Issued in reinvestment of distributions	12,099	16,769
Redeemed	(16,562)	(30,993)
Net increase (decrease)	88,779	481,879

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.56	$ 10.48	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.19	.11
Net realized and unrealized gain (loss)	.88	1.15	.50
Total from investment operations	1.00	1.34	.61
Distributions from net investment income	(.01)	(.15)	(.06)
Distributions from net realized gain	(.17)	(.11)	(.07)
Total distributions	(.18)	(.26)	(.13)
Net asset value, end of period	$ 12.38	$ 11.56	$ 10.48
Total Return B, C, D	8.70%	12.78%	6.10%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.03% A	1.76%	2.39% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,561	$ 8,835	$ 2,958
Portfolio turnover rate	12% A	15%	59%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

D Total returns would have been lower had certain expenses not been reduced during the periods shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period July 26, 2005 (commencement of operations) to December 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Freedom Lifetime Income I Portfolio, VIP Freedom Lifetime Income II Portfolio, and VIP Freedom Lifetime Income III Portfolio (the Funds) are funds of Variable Insurance Products V (formerly of Variable Insurance Products IV). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by FMR. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Freedom Lifetime Income I	$ 11,038,165	$ 612,578	$ (64,839)	$ 547,739
VIP Freedom Lifetime Income II	19,715,376	1,369,913	(80,594)	1,289,319
VIP Freedom Lifetime Income III	9,592,348	989,626	(21,433)	968,193

VIP Lifetime Income Funds Portfolio

2. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Freedom Lifetime Income I	2,672,105	1,350,757
VIP Freedom Lifetime Income II	5,372,721	2,175,629
VIP Freedom Lifetime Income III	1,908,783	587,876

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers, Inc. (Strategic Advisers) has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Freedom Lifetime Income I	0%	$ 16
VIP Freedom Lifetime Income II	0%	28
VIP Freedom Lifetime Income III	0%	14

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management control; however, investments made by the Funds within their principal investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, FMR or its affiliates were owners of record of 100% of the total outstanding shares of the Funds.

VIP Lifetime Income Funds Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Freedom Lifetime Income Funds

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPFLI-SANN-0807
1.816202.101

Fidelity® Variable Insurance Products:

FundsManager - 20%, 50%, 70%, 85% Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
FundsManager 20% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 50% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 70% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
FundsManager 85% Portfolio	<Click Here>	Investment Summary
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP FundsManager Portfolio

VIP FundsManager Portfolios

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP FundsManager 20% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,035.90	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,034.90	$ 1.77
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 1,035.90	$ 1.01
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 50% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,057.60	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,057.60	$ 1.84
HypotheticalA	$ 1,000.00	$ 1,023.01	$ 1.81
Investor Class
Actual	$ 1,000.00	$ 1,057.60	$ 1.02
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 70% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,075.90	$ 1.03
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,075.00	$ 1.80
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Investor Class
Actual	$ 1,000.00	$ 1,075.90	$ 1.03
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
VIP FundsManager 85% Portfolio
Service Class
Actual	$ 1,000.00	$ 1,088.40	$ 1.04
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00
Service Class 2
Actual	$ 1,000.00	$ 1,087.40	$ 1.81
HypotheticalA	$ 1,000.00	$ 1,023.06	$ 1.76
Investor Class
Actual	$ 1,000.00	$ 1,088.40	$ 1.04
HypotheticalA	$ 1,000.00	$ 1,023.80	$ 1.00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in each class' annualized expense ratio.

Annualized Expense Ratio
VIP FundsManager 20% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 50% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 70% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%
VIP FundsManager 85% Portfolio
Service Class	.20%
Service Class 2.35%
Investor Class	.20%

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Investment Summary

Fund Holdings as of June 30, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Aggressive Growth Fund	0.6
Fidelity Contrafund	0.1
Fidelity Dividend Growth Fund	1.9
Fidelity Equity-Income Fund	4.0
Fidelity Growth Company Fund	1.4
Fidelity Large Cap Stock Fund	1.2
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Real Estate Investment Portfolio	0.2
Fidelity Small Cap Growth Fund	1.2
Fidelity Small Cap Independence Fund	0.3
Fidelity Small Cap Stock Fund	0.1
Fidelity Value Fund	2.7
Fidelity Value Strategies Fund Retail Class	2.6
Spartan Extended Market Index Fund Investor Class	0.4
Spartan Total Market Index Fund Investor Class	0.5
VIP Growth Opportunities Portfolio Investor Class	1.1
18.4
International Equity Funds
Fidelity International Discovery Fund Retail Class	0.8
Fidelity International Real Estate Fund Retail Class	0.7
Spartan International Index Fund Investor Class	0.7
2.2
Fixed-Income Funds
Fidelity Capital & Income Fund	5.1
Fidelity Floating Rate High Income Fund Retail Class	5.0
Fidelity High Income Fund	1.8
Fidelity New Markets Income Fund	3.0
Fidelity U.S. Bond Index Fund	35.9
50.8
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	28.6
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2007
Domestic Equity Funds	18.4%
International Equity Funds	2.2%
Fixed Income Funds	50.8%
Money Market Funds	28.6%

As of December 31, 2006
Domestic Equity Funds	18.5%
International Equity Funds	2.3%
Fixed Income Funds	50.7%
Money Market Funds	28.5%

Semiannual Report

VIP FundsManager 20% Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.6%
	Shares	Value
Domestic Equity Funds - 18.4%
Fidelity Aggressive Growth Fund	17,933	$ 395,593
Fidelity Contrafund	1,025	72,138
Fidelity Dividend Growth Fund	41,468	1,408,660
Fidelity Equity-Income Fund	45,914	2,857,228
Fidelity Growth Company Fund (a)	13,003	988,394
Fidelity Large Cap Stock Fund	45,512	881,558
Fidelity Mid-Cap Stock Fund	2,243	71,552
Fidelity Real Estate Investment Portfolio	4,959	165,737
Fidelity Small Cap Growth Fund (a)	53,040	892,125
Fidelity Small Cap Independence Fund	10,128	244,905
Fidelity Small Cap Stock Fund (a)	3,637	72,305
Fidelity Value Fund	22,100	1,984,814
Fidelity Value Strategies Fund Retail Class	51,271	1,875,491
Spartan Extended Market Index Fund Investor Class	7,760	321,341
Spartan Total Market Index Fund Investor Class	8,079	342,947
VIP Growth Opportunities Portfolio Investor Class (a)	37,242	759,366
TOTAL DOMESTIC EQUITY FUNDS		13,334,154
International Equity Funds - 2.2%
Fidelity International Discovery Fund Retail Class	12,793	542,828
Fidelity International Real Estate Fund Retail Class	31,266	508,692
Spartan International Index Fund Investor Class	11,110	541,622
TOTAL INTERNATIONAL EQUITY FUNDS		1,593,142
TOTAL EQUITY FUNDS (Cost $14,422,828)		14,927,296
Fixed-Income Funds - 50.8%

Fixed-Income Funds - 50.8%
Fidelity Capital & Income Fund	406,970	3,711,566
Fidelity Floating Rate High Income Fund Retail Class	365,898	3,629,706
Fidelity High Income Fund	145,727	1,308,629
Fidelity New Markets Income Fund	147,358	2,145,526
Fidelity U.S. Bond Index Fund	2,426,245	25,985,080
TOTAL FIXED-INCOME FUNDS (Cost $37,086,367)		36,780,507
Money Market Funds - 28.6%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $20,698,786)	20,698,786	20,698,786
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $72,207,981)		$ 72,406,589
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 20% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $72,207,981) - See accompanying schedule		$ 72,406,589
Receivable for fund shares sold		400,436
Total assets		72,807,025

Liabilities
Payable for investments purchased	$ 400,453
Payable for fund shares redeemed	75
Accrued management fee	11,313
Distribution fees payable	14
Total liabilities		411,855

Net Assets		$ 72,395,170
Net Assets consist of:
Paid in capital		$ 70,823,811
Undistributed net investment income		909,646
Accumulated undistributed net realized gain (loss) on investments		463,105
Net unrealized appreciation (depreciation) on investments		198,608
Net Assets		$ 72,395,170

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($109,140 ÷ 10,237 shares)	$ 10.66

Service Class 2: Net Asset Value, offering price and redemption price per share ($108,943 ÷ 10,227 shares)	$ 10.65

Investor Class: Net Asset Value, offering price and redemption price per share ($72,177,087 ÷ 6,773,141 shares)	$ 10.66

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 20% Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 955,973
Interest		73
Total income		956,046

Expenses
Management fee	$ 57,860
Distribution fees	185
Independent trustees' compensation	58
Total expenses before reductions	58,103
Expense reductions	(11,703)	46,400
Net investment income (loss)		909,646
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	448,978
Capital gain distributions from underlying funds	33,170	482,148
Change in net unrealized appreciation (depreciation) on underlying funds		31,548
Net gain (loss)		513,696
Net increase (decrease) in net assets resulting from operations		$ 1,423,342

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period April 13, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 909,646	$ 327,696
Net realized gain (loss)	482,148	255,502
Change in net unrealized appreciation (depreciation)	31,548	167,060
Net increase (decrease) in net assets resulting from operations	1,423,342	750,258
Distributions to shareholders from net investment income	-	(329,928)
Distributions to shareholders from net realized gain	(157,716)	(114,596)
Total distributions	(157,716)	(444,524)
Share transactions - net increase (decrease)	46,874,087	23,949,723
Total increase (decrease) in net assets	48,139,713	24,255,457

Net Assets
Beginning of period	24,255,457	-
End of period (including undistributed net investment income of $909,646 and $0, respectively)	$ 72,395,170	$ 24,255,457

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.33
Net realized and unrealized gain (loss)	.17	.20
Total from investment operations	.37	.53
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.05)	(.19)
Net asset value, end of period	$ 10.66	$ 10.34
Total Return B, C, D	3.59%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%A
Expenses net of fee waivers, if any	.20%A	.20%A
Expenses net of all reductions	.20%A	.20%A
Net investment income (loss)	3.92%A	4.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 105
Portfolio turnover rate	55%A	92%A

A Annualized BTotal returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.32
Net realized and unrealized gain (loss)	.16	.20
Total from investment operations	.36	.52
Distributions from net investment income	-	(.13)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.05)	(.18)
Net asset value, end of period	$ 10.65	$ 10.34
Total Return B, C, D	3.49%	5.23%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	3.77% A	4.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 105
Portfolio turnover rate	55% A	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.34	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.20	.33
Net realized and unrealized gain (loss)	.17	.20
Total from investment operations	.37	.53
Distributions from net investment income	-	(.14)
Distributions from net realized gain	(.05)	(.05)
Total distributions	(.05)	(.19)
Net asset value, end of period	$ 10.66	$ 10.34
Total Return B, C, D	3.59%	5.34%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	3.92% A	4.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 72,177	$ 24,045
Portfolio turnover rate	55% A	92% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 50% Portfolio

Investment Summary

Fund Holdings as of June 30, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Aggressive Growth Fund	0.3
Fidelity Contrafund	0.1
Fidelity Disciplined Equity Fund	1.1
Fidelity Dividend Growth Fund	6.9
Fidelity Equity-Income Fund	7.0
Fidelity Equity-Income II Fund	1.5
Fidelity Growth Company Fund	3.2
Fidelity Large Cap Stock Fund	4.6
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	1.5
Fidelity Real Estate Investment Portfolio	0.7
Fidelity Small Cap Growth Fund	1.6
Fidelity Small Cap Independence Fund	0.8
Fidelity Small Cap Stock Fund	0.1
Fidelity Value Fund	5.8
Fidelity Value Strategies Fund Retail Class	4.9
Spartan Extended Market Index Fund Investor Class	0.1
Spartan Total Market Index Fund Investor Class	1.3
Spartan U.S. Equity Index Fund Investor Class	1.5
VIP Growth Opportunities Portfolio Investor Class	2.8
45.9
International Equity Funds
Fidelity International Discovery Fund Retail Class	2.0
Fidelity International Real Estate Fund Retail Class	1.2
Spartan International Index Fund Investor Class	2.5
5.7
Fixed-Income Funds
Fidelity Capital & Income Fund	5.2
Fidelity Floating Rate High Income Fund Retail Class	2.0
Fidelity High Income Fund	1.8
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	28.6
39.6
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	8.8
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2007
Domestic Equity Funds	45.9%
International Equity Funds	5.7%
Fixed Income Funds	39.6%
Money Market Funds	8.8%

As of December 31, 2006
Domestic Equity Funds	46.1%
International Equity Funds	5.9%
Fixed Income Funds	39.3%
Money Market Funds	8.7%

Semiannual Report

VIP FundsManager 50% Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 45.9%
Fidelity Aggressive Growth Fund	42,554	$ 938,735
Fidelity Contrafund	3,862	271,837
Fidelity Disciplined Equity Fund	90,706	2,880,821
Fidelity Dividend Growth Fund	548,472	18,631,578
Fidelity Equity-Income Fund	303,528	18,888,558
Fidelity Equity-Income II Fund	160,940	4,026,723
Fidelity Growth Company Fund (a)	115,879	8,808,001
Fidelity Large Cap Stock Fund	643,892	12,472,186
Fidelity Mid-Cap Stock Fund	8,450	269,562
Fidelity Nasdaq Composite Index Fund	115,384	4,040,738
Fidelity Real Estate Investment Portfolio	55,938	1,869,444
Fidelity Small Cap Growth Fund (a)	257,860	4,337,200
Fidelity Small Cap Independence Fund	88,658	2,143,750
Fidelity Small Cap Stock Fund (a)	15,076	299,720
Fidelity Value Fund	176,117	15,817,086
Fidelity Value Strategies Fund Retail Class	363,548	13,298,592
Spartan Extended Market Index Fund Investor Class	4,547	188,301
Spartan Total Market Index Fund Investor Class	84,341	3,580,261
Spartan U.S. Equity Index Fund Investor Class	79,124	4,226,003
VIP Growth Opportunities Portfolio Investor Class (a)	375,916	7,664,923
TOTAL DOMESTIC EQUITY FUNDS		124,654,019
International Equity Funds - 5.7%
Fidelity International Discovery Fund Retail Class	129,178	5,481,043
Fidelity International Real Estate Fund Retail Class	195,959	3,188,253
Spartan International Index Fund Investor Class	138,402	6,747,101
TOTAL INTERNATIONAL EQUITY FUNDS		15,416,397
TOTAL EQUITY FUNDS (Cost $132,859,594)		140,070,416
Fixed-Income Funds - 39.6%

Fixed-Income Funds - 39.6%
Fidelity Capital & Income Fund	1,533,618	13,986,593
Fidelity Floating Rate High Income Fund Retail Class	551,656	5,472,429
Fidelity High Income Fund	548,827	4,928,463
Fidelity New Markets Income Fund	370,073	5,388,261
Fidelity U.S. Bond Index Fund	7,258,047	77,733,687
TOTAL FIXED-INCOME FUNDS (Cost $108,030,177)		107,509,433
Money Market Funds - 8.8%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $23,900,958)	23,900,958	$ 23,900,958
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $264,790,729)		$ 271,480,807
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 50% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $264,790,729) - See accompanying schedule		$ 271,480,807
Receivable for fund shares sold		1,272,726
Total assets		272,753,533

Liabilities
Payable for investments purchased	$ 1,273,192
Payable for fund shares redeemed	4
Accrued management fee	43,636
Distribution fees payable	14
Total liabilities		1,316,846

Net Assets		$ 271,436,687
Net Assets consist of:
Paid in capital		$ 257,994,186
Undistributed net investment income		2,492,126
Accumulated undistributed net realized gain (loss) on investments		4,260,297
Net unrealized appreciation (depreciation) on investments		6,690,078
Net Assets		$ 271,436,687

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($113,498 ÷ 10,346 shares)	$ 10.97

Service Class 2: Net Asset Value, offering price and redemption price per share ($113,243 ÷ 10,336 shares)	$ 10.96

Investor Class: Net Asset Value, offering price and redemption price per share ($271,209,946 ÷ 24,726,761 shares)	$ 10.97

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 50% Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,700,145
Interest		276
Total income		2,700,421

Expenses
Management fee	$ 259,826
Distribution fees	191
Independent trustees' compensation	284
Total expenses before reductions	260,301
Expense reductions	(52,006)	208,295
Net investment income (loss)		2,492,126
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,985,406
Capital gain distributions from underlying funds	366,394	4,351,800
Change in net unrealized appreciation (depreciation) on underlying funds		4,377,117
Net gain (loss)		8,728,917
Net increase (decrease) in net assets resulting from operations		$ 11,221,043

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period April 13, 2006 (commencement of operations) to December 31,2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,492,126	$ 1,609,708
Net realized gain (loss)	4,351,800	3,559,783
Change in net unrealized appreciation (depreciation)	4,377,117	2,312,961
Net increase (decrease) in net assets resulting from operations	11,221,043	7,482,452
Distributions to shareholders from net investment income	-	(1,627,619)
Distributions to shareholders from net realized gain	(2,422,668)	(1,210,707)
Total distributions	(2,422,668)	(2,838,326)
Share transactions - net increase (decrease)	118,679,738	139,314,448
Total increase (decrease) in net assets	127,478,113	143,958,574

Net Assets
Beginning of period	143,958,574	-
End of period (including undistributed net investment income of $2,492,126 and $0, respectively)	$ 271,436,687	$ 143,958,574

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26
Net realized and unrealized gain (loss)	.47	.47
Total from investment operations	.60	.73
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.15)	(.09)
Total distributions	(.15)	(.21)
Net asset value, end of period	$ 10.97	$ 10.52
Total Return B, C, D	5.76%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35%A
Expenses net of fee waivers, if any	.20%A	.20%A
Expenses net of all reductions	.20%A	.20%A
Net investment income (loss)	2.40%A	3.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 107
Portfolio turnover rate	80%A	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.51	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.12	.24
Net realized and unrealized gain (loss)	.48	.47
Total from investment operations	.60	.71
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.15)	(.09)
Total distributions	(.15)	(.20)
Net asset value, end of period	$ 10.96	$ 10.51
Total Return B, C, D	5.76%	7.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50%A
Expenses net of fee waivers, if any	.35%A	.35%A
Expenses net of all reductions	.35%A	.35%A
Net investment income (loss)	2.25%A	3.34%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 113	$ 107
Portfolio turnover rate	80%A	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.52	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.26
Net realized and unrealized gain (loss)	.47	.47
Total from investment operations	.60	.73
Distributions from net investment income	-	(.12)
Distributions from net realized gain	(.15)	(.09)
Total distributions	(.15)	(.21)
Net asset value, end of period	$ 10.97	$ 10.52
Total Return B, C, D	5.76%	7.31%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25%A
Expenses net of fee waivers, if any	.20%A	.20%A
Expenses net of all reductions	.20%A	.20%A
Net investment income (loss)	2.40%A	3.48%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 271,210	$ 143,744
Portfolio turnover rate	80%A	103%A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Investment Summary

Fund Holdings as of June 30, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Aggressive Growth Fund	0.5
Fidelity Contrafund	0.1
Fidelity Disciplined Equity Fund	1.4
Fidelity Dividend Growth Fund	9.0
Fidelity Equity-Income Fund	9.0
Fidelity Equity-Income II Fund	3.1
Fidelity Growth Company Fund	4.0
Fidelity Large Cap Stock Fund	6.4
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	2.5
Fidelity Real Estate Investment Portfolio	0.9
Fidelity Small Cap Growth Fund	1.1
Fidelity Small Cap Independence Fund	1.6
Fidelity Small Cap Stock Fund	0.1
Fidelity Value Fund	7.8
Fidelity Value Strategies Fund Retail Class	6.5
Spartan Total Market Index Fund Investor Class	1.4
Spartan U.S. Equity Index Fund Investor Class	3.0
VIP Growth Opportunities Portfolio Investor Class	2.8
61.3
International Equity Funds
Fidelity Emerging Markets Fund	2.1
Fidelity International Discovery Fund Retail Class	2.1
Fidelity International Real Estate Fund Retail Class	1.9
Spartan International Index Fund Investor Class	4.9
11.0
Fixed-Income Funds
Fidelity Capital & Income Fund	5.0
Fidelity Floating Rate High Income Fund Retail Class	2.0
Fidelity High Income Fund	1.0
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	14.3
24.3
Money Market Funds
Fidelity Institutional Prime Money Market Portfolio Class I	3.4
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2007
Domestic Equity Funds	61.3%
International Equity Funds	11.0%
Fixed Income Funds	24.3%
Money Market Funds	3.4%

As of December 31, 2006
Domestic Equity Funds	61.4%
International Equity Funds	11.2%
Fixed Income Funds	24.1%
Money Market Funds	3.3%

Semiannual Report

VIP FundsManager 70% Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.3%
	Shares	Value
Domestic Equity Funds - 61.3%
Fidelity Aggressive Growth Fund	80,897	$ 1,784,584
Fidelity Contrafund	4,992	351,356
Fidelity Disciplined Equity Fund	157,382	4,998,449
Fidelity Dividend Growth Fund	927,371	31,502,790
Fidelity Equity-Income Fund	504,371	31,387,009
Fidelity Equity-Income II Fund	439,563	10,997,855
Fidelity Growth Company Fund (a)	185,846	14,126,160
Fidelity Large Cap Stock Fund	1,153,943	22,351,875
Fidelity Mid-Cap Stock Fund	10,922	348,413
Fidelity Nasdaq Composite Index Fund	245,882	8,610,798
Fidelity Real Estate Investment Portfolio	96,345	3,219,842
Fidelity Small Cap Growth Fund (a)	218,735	3,679,119
Fidelity Small Cap Independence Fund	237,897	5,752,353
Fidelity Small Cap Stock Fund (a)	17,717	352,218
Fidelity Value Fund	305,425	27,430,259
Fidelity Value Strategies Fund Retail Class	617,951	22,604,645
Spartan Total Market Index Fund Investor Class	113,923	4,836,025
Spartan U.S. Equity Index Fund Investor Class	197,359	10,540,919
VIP Growth Opportunities Portfolio Investor Class (a)	484,148	9,871,776
TOTAL DOMESTIC EQUITY FUNDS		214,746,445
International Equity Funds - 11.0%
Fidelity Emerging Markets Fund	247,587	7,234,492
Fidelity International Discovery Fund Retail Class	169,486	7,191,286
Fidelity International Real Estate Fund Retail Class	405,176	6,592,219
Fidelity International Small Cap Opportunities Fund Retail Class (a)	7,872	140,986
Spartan International Index Fund Investor Class	354,943	17,303,493
TOTAL INTERNATIONAL EQUITY FUNDS		38,462,476
TOTAL EQUITY FUNDS (Cost $239,706,781)		253,208,921
Fixed-Income Funds - 24.3%

Fixed-Income Funds - 24.3%
Fidelity Capital & Income Fund	1,917,166	17,484,556
Fidelity Floating Rate High Income Fund Retail Class	713,185	7,074,799
Fidelity High Income Fund	387,886	3,483,214
Fidelity New Markets Income Fund	478,405	6,965,579
Fidelity U.S. Bond Index Fund	4,673,490	50,053,077
TOTAL FIXED-INCOME FUNDS (Cost $85,441,888)		85,061,225
Money Market Funds - 3.4%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $11,720,601)	11,720,601	$ 11,720,601
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $336,869,270)		$ 349,990,747
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 70% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $336,869,270) - See accompanying schedule		$ 349,990,747
Receivable for fund shares sold		828,894
Total assets		350,819,641

Liabilities
Payable for investments purchased	$ 828,545
Payable for fund shares redeemed	523
Accrued management fee	56,625
Distribution fees payable	15
Total liabilities		885,708

Net Assets		$ 349,933,933
Net Assets consist of:
Paid in capital		$ 326,781,917
Undistributed net investment income		1,890,814
Accumulated undistributed net realized gain (loss) on investments		8,139,725
Net unrealized appreciation (depreciation) on investments		13,121,477
Net Assets		$ 349,933,933

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($116,797 ÷ 10,346 shares)	$ 11.29

Service Class 2: Net Asset Value, offering price and redemption price per share ($116,586 ÷ 10,336 shares)	$ 11.28

Investor Class: Net Asset Value, offering price and redemption price per share ($349,700,550 ÷ 30,983,512 shares)	$ 11.29

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 70% Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 2,153,849
Interest		353
Total income		2,154,202

Expenses
Management fee	$ 328,594
Distribution fees	195
Independent trustees' compensation	354
Total expenses before reductions	329,143
Expense reductions	(65,755)	263,388
Net investment income (loss)		1,890,814
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	7,619,076
Capital gain distributions from underlying funds	600,251	8,219,327
Change in net unrealized appreciation (depreciation) on underlying funds		8,635,259
Net gain (loss)		16,854,586
Net increase (decrease) in net assets resulting from operations		$ 18,745,400

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period April 13, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,890,814	$ 1,553,731
Net realized gain (loss)	8,219,327	4,862,432
Change in net unrealized appreciation (depreciation)	8,635,259	4,486,218
Net increase (decrease) in net assets resulting from operations	18,745,400	10,902,381
Distributions to shareholders from net investment income	-	(1,730,930)
Distributions to shareholders from net realized gain	(2,968,473)	(1,796,362)
Total distributions	(2,968,473)	(3,527,292)
Share transactions - net increase (decrease)	155,962,038	170,819,879
Total increase (decrease) in net assets	171,738,965	178,194,968

Net Assets
Beginning of period	178,194,968	-
End of period (including undistributed net investment income of $1,890,814 and $0, respectively)	$ 349,933,933	$ 178,194,968

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.21
Net realized and unrealized gain (loss)	.72	.65
Total from investment operations	.80	.86
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.15)	(.11)
Total distributions	(.15)	(.22)
Net asset value, end of period	$ 11.29	$ 10.64
Total Return B, C, D	7.59%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	1.44% A	2.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 109
Portfolio turnover rate	103% A	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20
Net realized and unrealized gain (loss)	.72	.65
Total from investment operations	.79	.85
Distributions from net investment income	-	(.10)
Distributions from net realized gain	(.15)	(.11)
Total distributions	(.15)	(.21)
Net asset value, end of period	$ 11.28	$ 10.64
Total Return B, C, D	7.50%	8.45%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	1.29% A	2.72% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 117	$ 108
Portfolio turnover rate	103% A	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.21
Net realized and unrealized gain (loss)	.72	.65
Total from investment operations	.80	.86
Distributions from net investment income	-	(.11)
Distributions from net realized gain	(.15)	(.11)
Total distributions	(.15)	(.22)
Net asset value, end of period	$ 11.29	$ 10.64
Total Return B, C, D	7.59%	8.56%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	1.44% A	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 349,701	$ 177,978
Portfolio turnover rate	103% A	106% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Investment Summary

Fund Holdings as of June 30, 2007
% of fund's investments
Domestic Equity Funds
Fidelity Aggressive Growth Fund	0.5
Fidelity Contrafund	0.1
Fidelity Disciplined Equity Fund	2.1
Fidelity Dividend Growth Fund	10.0
Fidelity Equity-Income Fund	10.0
Fidelity Equity-Income II Fund	4.6
Fidelity Growth Company Fund	4.0
Fidelity Large Cap Stock Fund	7.9
Fidelity Mid-Cap Stock Fund	0.1
Fidelity Nasdaq Composite Index Fund	3.5
Fidelity Real Estate Investment Portfolio	0.9
Fidelity Small Cap Growth Fund	0.6
Fidelity Small Cap Independence Fund	2.1
Fidelity Small Cap Stock Fund	0.1
Fidelity Value Fund	9.2
Fidelity Value Strategies Fund Retail Class	7.7
Spartan Total Market Index Fund Investor Class	1.7
Spartan U.S. Equity Index Fund Investor Class	4.0
VIP Growth Opportunities Portfolio Investor Class	2.8
71.9
International Equity Funds
Fidelity Emerging Markets Fund	2.1
Fidelity International Discovery Fund Retail Class	6.0
Fidelity International Real Estate Fund Retail Class	1.9
Fidelity International Small Cap Opportunities Fund Retail Class	0.1
Spartan International Index Fund Investor Class	5.9
16.0
Fixed-Income Funds
Fidelity Capital & Income Fund	2.9
Fidelity High Income Fund	0.1
Fidelity New Markets Income Fund	2.0
Fidelity U.S. Bond Index Fund	7.1
12.1
100.0
Asset Allocation (% of fund's investments)
As of June 30, 2007
Domestic Equity Funds	71.9%
International Equity Funds	16.0%
Fixed Income Funds	12.1%

As of December 31, 2006
Domestic Equity Funds	71.7%
International Equity Funds	16.3%
Fixed Income Funds	12.0%

Semiannual Report

VIP FundsManager 85% Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.9%
	Shares	Value
Domestic Equity Funds - 71.9%
Fidelity Aggressive Growth Fund	29,105	$ 642,063
Fidelity Contrafund	2,042	143,689
Fidelity Disciplined Equity Fund	92,797	2,947,236
Fidelity Dividend Growth Fund	422,708	14,359,399
Fidelity Equity-Income Fund	229,220	14,264,373
Fidelity Equity-Income II Fund	262,058	6,556,685
Fidelity Growth Company Fund (a)	75,055	5,704,921
Fidelity Large Cap Stock Fund	586,308	11,356,788
Fidelity Mid Cap Value Fund	772	14,043
Fidelity Mid-Cap Stock Fund	4,467	142,482
Fidelity Nasdaq Composite Index Fund	143,409	5,022,177
Fidelity Real Estate Investment Portfolio	39,445	1,318,240
Fidelity Small Cap Growth Fund (a)	50,258	845,336
Fidelity Small Cap Independence Fund	125,155	3,026,237
Fidelity Small Cap Stock Fund (a)	7,245	144,025
Fidelity Value Fund	146,612	13,167,223
Fidelity Value Strategies Fund Retail Class	301,250	11,019,733
Spartan Total Market Index Fund Investor Class	56,318	2,390,709
Spartan U.S. Equity Index Fund Investor Class	105,769	5,649,123
VIP Growth Opportunities Portfolio Investor Class (a)	195,900	3,994,409
TOTAL DOMESTIC EQUITY FUNDS		102,708,891
International Equity Funds - 16.0%
Fidelity Emerging Markets Fund	101,176	2,956,375
Fidelity International Discovery Fund Retail Class	201,408	8,545,731
Fidelity International Real Estate Fund Retail Class	165,737	2,696,544
Fidelity International Small Cap Opportunities Fund Retail Class (a)	7,239	129,643
Fidelity Overseas Fund	1,426	72,305
Spartan International Index Fund Investor Class	174,916	8,527,174
TOTAL INTERNATIONAL EQUITY FUNDS		22,927,772
TOTAL EQUITY FUNDS (Cost $118,567,052)		125,636,663
Fixed-Income Funds - 12.1%

Fixed-Income Funds - 12.1%
Fidelity Capital & Income Fund	459,471	4,190,373
Fidelity High Income Fund	11,176	100,357

	Shares	Value
Fidelity New Markets Income Fund	195,662	$ 2,848,843
Fidelity U.S. Bond Index Fund	946,936	10,141,680
TOTAL FIXED-INCOME FUNDS (Cost $17,403,358)		17,281,253
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $135,970,410)		$ 142,917,916
Legend
(a) Non-income producing

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

VIP FundsManager 85% Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $135,970,410) - See accompanying schedule		$ 142,917,916
Cash		1
Receivable for fund shares sold		973,515
Total assets		143,891,432

Liabilities
Payable for investments purchased	$ 973,313
Payable for fund shares redeemed	242
Accrued management fee	22,922
Distribution fees payable	15
Total liabilities		996,492

Net Assets		$ 142,894,940
Net Assets consist of:
Paid in capital		$ 132,010,180
Undistributed net investment income		354,085
Accumulated undistributed net realized gain (loss) on investments		3,583,169
Net unrealized appreciation (depreciation) on investments		6,947,506
Net Assets		$ 142,894,940

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Service Class: Net Asset Value, offering price and redemption price per share ($118,724 ÷ 10,371 shares)	$ 11.45

Service Class 2: Net Asset Value, offering price and redemption price per share ($118,510 ÷ 10,361 shares)	$ 11.44

Investor Class: Net Asset Value, offering price and redemption price per share ($142,657,706 ÷ 12,456,119 shares)	$ 11.45

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP FundsManager 85% Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 460,970
Interest		408
Total income		461,378

Expenses
Management fee	$ 133,813
Distribution fees	197
Independent trustees' compensation	144
Total expenses before reductions	134,154
Expense reductions	(26,861)	107,293
Net investment income (loss)		354,085
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	3,353,465
Capital gain distributions from underlying funds	295,550	3,649,015
Change in net unrealized appreciation (depreciation) on underlying funds		4,888,011
Net gain (loss)		8,537,026
Net increase (decrease) in net assets resulting from operations		$ 8,891,111

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	For the period April 13, 2006 (commencement of operations) to December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 354,085	$ 524,191
Net realized gain (loss)	3,649,015	2,296,173
Change in net unrealized appreciation (depreciation)	4,888,011	2,059,495
Net increase (decrease) in net assets resulting from operations	8,891,111	4,879,859
Distributions to shareholders from net investment income	-	(528,972)
Distributions to shareholders from net realized gain	(1,634,533)	(727,487)
Total distributions	(1,634,533)	(1,256,459)
Share transactions - net increase (decrease)	63,324,836	68,690,126
Total increase (decrease) in net assets	70,581,414	72,313,526

Net Assets
Beginning of period	72,313,526	-
End of period (including undistributed net investment income of $354,085 and $0, respectively)	$ 142,894,940	$ 72,313,526

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Financial Highlights - Service Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17
Net realized and unrealized gain (loss)	.90	.74
Total from investment operations	.94	.91
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.21)	(.19)
Net asset value, end of period	$ 11.45	$ 10.72
Total Return B, C, D	8.84%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.35% A	.35% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	.66% A	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 109
Portfolio turnover rate	113% A	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.03	.16
Net realized and unrealized gain (loss)	.90	.74
Total from investment operations	.93	.90
Distributions from net investment income	-	(.07)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.21)	(.18)
Net asset value, end of period	$ 11.44	$ 10.72
Total Return B, C, D	8.74%	8.99%
Ratios to Average Net Assets F, H
Expenses before reductions	.50% A	.50% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.51% A	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 109
Portfolio turnover rate	113% A	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Year ended December 31,
	(Unaudited)	2006 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.17
Net realized and unrealized gain (loss)	.90	.74
Total from investment operations	.94	.91
Distributions from net investment income	-	(.08)
Distributions from net realized gain	(.21)	(.11)
Total distributions	(.21)	(.19)
Net asset value, end of period	$ 11.45	$ 10.72
Total Return B, C, D	8.84%	9.09%
Ratios to Average Net Assets F, H
Expenses before reductions	.25% A	.25% A
Expenses net of fee waivers, if any	.20% A	.20% A
Expenses net of all reductions	.20% A	.20% A
Net investment income (loss)	.66% A	2.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 142,658	$ 72,095
Portfolio turnover rate	113% A	111% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period April 13, 2006 (commencement of operations) to December 31, 2006. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

VIP FundsManager Portfolio

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP FundsManager 20% Portfolio, VIP FundsManager 50% Portfolio, VIP FundsManager 70% Portfolio, and VIP FundsManager 85% Portfolio (the Funds) are funds of Variable Insurance Products V (the trust) (formerly of Variable Insurance Products IV) (referred to in this report as Fidelity Variable Insurance Products). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP and Fidelity retail equity, fixed income, and money market funds (the Underlying Funds) managed by FMR and its affiliates. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. Each Fund offers three classes of shares: Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP FundsManager 20% Portfolio	$ 72,212,602	$ 687,542	$ (493,555)	$ 193,987
VIP FundsManager 50% Portfolio	264,796,607	8,229,603	(1,545,403)	6,684,200
VIP FundsManager 70% Portfolio	336,874,414	15,024,238	(1,907,905)	13,116,333
VIP FundsManager 85% Portfolio	135,972,604	7,618,521	(673,209)	6,945,312

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements
(SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP FundsManager 20% Portfolio	60,503,219	12,842,781
VIP FundsManager 50% Portfolio	201,536,060	82,425,856
VIP FundsManager 70% Portfolio	290,360,819	134,893,470
VIP FundsManager 85% Portfolio	122,403,261	60,066,842

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the funds with investment management related services. For these services each fund pays a monthly management fee to Strategic Advisers. The management fee is based on an annual rate of .25% of each fund's average net assets. The management fee is reduced by an amount equal to the fees and expenses paid by the fund to the independent Trustees.

Strategic Advisers has contractually agreed to waive 0.05% of its management fee, thereby limiting each fund's management fee to an annual rate of 0.20% of average net assets, until July 31, 2008.

Other Transactions. Strategic Advisers has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the distribution and service fees, the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

VIP FundsManager Portfolio

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

For the period, each class paid FDC the following amounts, all of which were reallowed to insurance companies for the distribution of shares and providing shareholder support services:

	Service Class	Service Class 2	Total
VIP FundsManager 20% Portfolio	$ 53	$ 132	$ 185
VIP FundsManager 50% Portfolio	55	136	191
VIP FundsManager 70% Portfolio	56	139	195
VIP FundsManager 85% Portfolio	57	140	197

6. Expense Reductions.

Strategic Advisers contractually agreed to limit each funds' management fee to an annual rate of 0.20% of each funds' average net assets until July 31, 2008. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
VIP FundsManager 20% Portfolio	$ 11,598
VIP FundsManager 50% Portfolio	$ 51,899
VIP FundsManager 70% Portfolio	$ 65,646
VIP FundsManager 85% Portfolio	$ 26,734

In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for each fund's Service class and Service Class 2. During the period, this reimbursement reduced each fund's Service class and Service class 2's expenses by the following amounts:

Reimbursement
VIP FundsManager 20% Portfolio
Service Class	$ 53
Service Class 2	52
VIP FundsManager 50% Portfolio
Service Class	55
Service Class 2	52
VIP FundsManager 70% Portfolio
Service Class	56
Service Class 2	53
VIP FundsManager 85% Portfolio
Service Class	57
Service Class 2	54

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's management fee. During the period, these credits reduced management fee by the following amounts:

VIP FundsManager 85% Portfolio	16

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Funds' net assets. At the end of the period, FMR or its affiliates were owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006 A
VIP FundsManager 20% Portfolio
From net investment income
Service Class	$ -	$ 1,440
Service Class 2	-	1,330
Investor Class	-	327,158
Total	$ -	$ 329,928
From net realized gain
Service Class	$ 509	$ 500
Service Class 2	509	500
Investor Class	156,698	113,596
Total	$ 157,716	$ 114,596
VIP FundsManager 50% Portfolio
From net investment income
Service Class	$ -	$ 1,210
Service Class 2	-	1,100
Investor Class	-	1,625,309
Total	$ -	$ 1,627,619
From net realized gain
Service Class	$ 1,530	$ 900
Service Class 2	1,529	900
Investor Class	2,419,609	1,208,907
Total	$ 2,422,668	$ 1,210,707
VIP FundsManager 70% Portfolio
From net investment income
Service Class	$ -	$ 1,060
Service Class 2	-	950
Investor Class	-	1,728,920
Total	$ -	$ 1,730,930
From net realized gain
Service Class	$ 1,531	$ 1,100
Service Class 2	1,529	1,100
Investor Class	2,965,413	1,794,162
Total	$ 2,968,473	$ 1,796,362
VIP FundsManager 85% Portfolio
From net investment income
Service Class	$ -	$ 800
Service Class 2	-	690
Investor Class	-	527,482
Total	$ -	$ 528,972
From net realized gain
Service Class	$ 2,086	$ 1,100
Service Class 2	2,084	1,100
Investor Class	1,630,363	725,287
Total	$ 1,634,533	$ 727,487

A Distributions for Service Class, Service Class 2 and Investor Class are for the period April 13, 2006 (commencement of operations) to December 31, 2006.

VIP FundsManager Portfolio

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30 2007	Year ended December 31, 2006 A	Six months ended June 30, 2007	Year ended December 31, 2006 A
VIP FundsManager 20% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	49	187	509	1,940
Net increase (decrease)	49	10,188	$ 509	$ 101,950
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	49	177	509	1,830
Net increase (decrease)	49	10,178	$ 509	$ 101,840
Investor Class
Shares sold	4,581,635	2,582,277	$ 48,287,868	$ 26,408,816
Reinvestment of distributions	15,067	42,585	156,698	440,754
Shares redeemed	(149,215)	(299,208)	(1,571,497)	(3,103,637)
Net increase (decrease)	4,447,487	2,325,654	$ 46,873,069	$ 23,745,933
VIP FundsManager 50% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	145	200	1,530	2,110
Net increase (decrease)	145	10,201	$ 1,530	$ 102,120
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	145	190	1,529	2,000
Net increase (decrease)	145	10,191	$ 1,529	$ 102,010
Investor Class
Shares sold	11,061,685	13,626,238	$ 118,776,428	$ 138,574,548
Reinvestment of distributions	229,347	268,901	2,419,609	2,834,216
Shares redeemed	(234,178)	(225,232)	(2,519,358)	(2,298,446)
Net increase (decrease)	11,056,854	13,669,907	$ 118,676,679	$ 139,110,318
VIP FundsManager 70% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	142	203	1,531	2,160
Net increase (decrease)	142	10,204	$ 1,531	$ 102,170
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	143	192	1,529	2,050
Net increase (decrease)	143	10,193	$ 1,529	$ 102,060
Investor Class
Shares sold	14,273,728	16,535,121	$ 156,302,853	$ 168,412,347
Reinvestment of distributions	276,625	330,495	2,965,413	3,523,081
Shares redeemed	(299,970)	(132,487)	(3,309,288)	(1,319,779)
Net increase (decrease)	14,250,383	16,733,129	$ 155,958,978	$ 170,615,649
VIP FundsManager 85% Portfolio
Service Class
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	193	177	2,086	1,900
Net increase (decrease)	193	10,178	$ 2,086	$ 101,910
Service Class 2
Shares sold	-	10,001	$ -	$ 100,010
Reinvestment of distributions	193	167	2,084	1,790
Net increase (decrease)	193	10,168	$ 2,084	$ 101,800

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions - continued

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30 2007	Year ended December 31, 2006 A	Six months ended June 30, 2007	Year ended December 31, 2006 A
VIP FundsManager 85% Portfolio
Investor Class
Shares sold	5,908,508	6,665,215	$ 65,303,824	$ 67,823,047
Reinvestment of distributions	151,099	116,537	1,630,363	1,252,769
Shares redeemed	(326,466)	(58,774)	(3,613,521)	(589,400)
Net increase (decrease)	5,733,141	6,722,978	$ 63,320,666	$ 68,486,416

A For the period April 13, 2006 (commencement of operations) to December 31, 2006.

VIP FundsManager Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP FundsManager 20% Portfolio / VIP FundsManager 50% Portfolio / VIP FundsManager 70% Portfolio / VIP FundsManager 85% Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

The Bank of New York
New York, NY

VIPFM-SANN-0807
1.833444.101

Fidelity® Variable Insurance Products:

Investor Freedom Funds -

Income, 2005, 2010, 2015, 2020, 2025, 2030

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investor Freedom Income Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2005 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2010 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2015 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2020 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2025 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Investor Freedom 2030 Portfolio	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Fidelity Variable Insurance Products are separate account options which are purchased through a variable insurance contract.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Investor Freedom Portfolios

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
VIP Investor Freedom Income
Actual	$ 1,000.00	$ 1,034.10	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2005
Actual	$ 1,000.00	$ 1,059.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2010
Actual	$ 1,000.00	$ 1,060.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2015
Actual	$ 1,000.00	$ 1,067.50	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2020
Actual	$ 1,000.00	$ 1,078.80	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2025
Actual	$ 1,000.00	$ 1,080.90	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00
VIP Investor Freedom 2030
Actual	$ 1,000.00	$ 1,092.60	$ .00
HypotheticalA	$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio of .00%; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

VIP Investor Freedom Income Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	3.2	3.2
VIP Equity-Income Portfolio Investor Class	3.6	3.8
VIP Growth & Income Portfolio Investor Class	3.6	3.8
VIP Growth Portfolio Investor Class	3.7	3.7
VIP Mid Cap Portfolio Investor Class	1.3	1.3
VIP Value Portfolio Investor Class	3.1	3.2
VIP Value Strategies Portfolio Investor Class	1.3	1.4
	19.8	20.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	4.9	5.1
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	34.9	34.6
Short-Term Funds
VIP Money Market Portfolio Investor Class	40.4	39.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	19.8%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	40.4%

Six months ago
Domestic Equity Funds	20.4%
Investment Grade Fixed-Income Funds	34.6%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	39.9%

The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
VIP Contrafund Portfolio Investor Class	13,593	$ 459,159
VIP Equity-Income Portfolio Investor Class	18,649	528,710
VIP Growth & Income Portfolio Investor Class	32,103	530,336
VIP Growth Portfolio Investor Class	13,551	542,053
VIP Mid Cap Portfolio Investor Class	5,448	191,840
VIP Value Portfolio Investor Class	30,538	452,268
VIP Value Strategies Portfolio Investor Class	13,707	188,744
TOTAL EQUITY FUNDS (Cost $2,587,505)		2,893,110
Fixed-Income Funds - 39.8%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	110,493	720,412
Investment Grade Fixed-Income Funds - 34.9%
VIP Investment Grade Bond Portfolio Investor Class	415,346	5,100,445
TOTAL FIXED-INCOME FUNDS (Cost $5,827,460)		5,820,857
Short-Term Funds - 40.4%

VIP Money Market Portfolio Investor Class (Cost $5,898,748)	5,898,748	5,898,748
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $14,313,713)		$ 14,612,715

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom Income Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $14,313,713) - See accompanying schedule	$ 14,612,715
Cash	41
Receivable for investments sold	99
Dividends receivable from underlying funds	799
Total assets	14,613,654

Liabilities
Payable for fund shares redeemed	98

Net Assets	$ 14,613,556
Net Assets consist of:
Paid in capital	$ 13,959,594
Undistributed net investment income	304,427
Accumulated undistributed net realized gain (loss) on investments	50,533
Net unrealized appreciation (depreciation) on investments	299,002
Net Assets, for 1,347,269 shares outstanding	$ 14,613,556
Net Asset Value, offering price and redemption price per share ($14,613,556 ÷ 1,347,269 shares)	$ 10.85

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 306,896
Interest		16
Total income		306,912

Expenses
Independent trustees' compensation	$ 19
Total expenses before reductions	19
Expense reductions	(19)	0
Net investment income (loss)		306,912
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(29,847)
Capital gain distributions from underlying funds	84,503	54,656
Change in net unrealized appreciation (depreciation) on underlying funds		47,096
Net gain (loss)		101,752
Net increase (decrease) in net assets resulting from operations		$ 408,664

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 306,912	$ 258,208
Net realized gain (loss)	54,656	56,826
Change in net unrealized appreciation (depreciation)	47,096	232,797
Net increase (decrease) in net assets resulting from operations	408,664	547,831
Distributions to shareholders from net investment income	(260,295)	(18,224)
Distributions to shareholders from net realized gain	(60,920)	-
Total distributions	(321,215)	(18,224)
Share transactions Proceeds from sales of shares	6,110,783	10,394,809
Reinvestment of distributions	321,215	18,224
Cost of shares redeemed	(3,082,783)	(2,701,539)
Net increase (decrease) in net assets resulting from share transactions	3,349,215	7,711,494
Total increase (decrease) in net assets	3,436,664	8,241,101

Net Assets
Beginning of period	11,176,892	2,935,791
End of period (including undistributed net investment income of $304,427 and undistributed net investment income of $257,810, respectively)	$ 14,613,556	$ 11,176,892
Other Information Shares
Sold	567,952	1,005,357
Issued in reinvestment of distributions	30,332	1,794
Redeemed	(288,003)	(259,623)
Net increase (decrease)	310,281	747,528

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.78	$ 10.14	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.26	.35	.16
Net realized and unrealized gain (loss)	.10	.34	(.02) G
Total from investment operations	.36	.69	.14
Distributions from net investment income	(.24)	(.05)	-
Distributions from net realized gain	(.06)	-	-
Total distributions	(.29) J	(.05)	-
Net asset value, end of period	$ 10.85	$ 10.78	$ 10.14
Total Return B, C, D	3.41%	6.83%	1.40%
Ratios to Average Net Assets F, I
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	4.75% A	3.39%	4.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,614	$ 11,177	$ 2,936
Portfolio turnover rate	50% A	40%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund. H For the period August 3, 2005 (commencement of operations) to December 31, 2005. I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests. J Total distributions of $.29 per share is comprised of distributions from net investment income of $.235 and distributions from net realized gain of $.055 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.2	6.3
VIP Equity-Income Portfolio Investor Class	7.2	7.4
VIP Growth & Income Portfolio Investor Class	7.2	7.4
VIP Growth Portfolio Investor Class	7.3	7.2
VIP Mid Cap Portfolio Investor Class	2.6	2.6
VIP Value Portfolio Investor Class	6.1	6.3
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	39.2	39.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	9.4	10.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	4.9	5.1
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	34.6	34.0
Short-Term Funds
VIP Money Market Portfolio Investor Class	11.9	11.0
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	39.2%
International Equity Funds	9.4%
Investment Grade Fixed-Income Funds	34.6%
High Yield Fixed-Income Funds	4.9%
Short-Term Funds	11.9%

Six months ago
Domestic Equity Funds	39.9%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	34.0%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	11.0%

Expected
Domestic Equity Funds	39.1%
International Equity Funds	9.1%
Investment Grade Fixed-Income Funds	34.2%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	12.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2005 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.6%
	Shares	Value
Domestic Equity Funds - 39.2%
VIP Contrafund Portfolio Investor Class	12,341	$ 416,889
VIP Equity-Income Portfolio Investor Class	16,950	480,537
VIP Growth & Income Portfolio Investor Class	29,176	481,991
VIP Growth Portfolio Investor Class	12,315	492,586
VIP Mid Cap Portfolio Investor Class	4,950	174,300
VIP Value Portfolio Investor Class	27,732	410,713
VIP Value Strategies Portfolio Investor Class	12,457	171,529
TOTAL DOMESTIC EQUITY FUNDS		2,628,545
International Equity Funds - 9.4%
VIP Overseas Portfolio Investor Class R	25,357	628,085
TOTAL EQUITY FUNDS (Cost $2,886,631)		3,256,630
Fixed-Income Funds - 39.5%

High Yield Fixed-Income Funds - 4.9%
VIP High Income Portfolio Investor Class	50,931	332,068
Investment Grade Fixed-Income Funds - 34.6%
VIP Investment Grade Bond Portfolio Investor Class	188,562	2,315,535
TOTAL FIXED-INCOME FUNDS (Cost $2,646,313)		2,647,603
Short-Term Funds - 11.9%

VIP Money Market Portfolio Investor Class (Cost $796,125)	796,125	796,125
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $6,329,069)		$ 6,700,358

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2005 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $6,329,069) - See accompanying schedule	$ 6,700,358
Cash	21
Receivable for investments sold	45
Dividends receivable from underlying funds	107
Total assets	6,700,531

Liabilities
Payable for fund shares redeemed	43

Net Assets	$ 6,700,488
Net Assets consist of:
Paid in capital	$ 6,127,097
Undistributed net investment income	103,402
Accumulated undistributed net realized gain (loss) on investments	98,700
Net unrealized appreciation (depreciation) on investments	371,289
Net Assets, for 581,339 shares outstanding	$ 6,700,488
Net Asset Value, offering price and redemption price per share ($6,700,488 ÷ 581,339 shares)	$ 11.53
Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 106,739
Interest		2
Total income		106,741

Expenses
Independent trustees' compensation	$ 8
Total expenses before reductions	8
Expense reductions	(8)	0
Net investment income (loss)		106,741
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(11,194)
Capital gain distributions from underlying funds	110,454	99,260
Change in net unrealized appreciation (depreciation) on underlying funds		118,077
Net gain (loss)		217,337
Net increase (decrease) in net assets resulting from operations		$ 324,078

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 106,741	$ 81,848
Net realized gain (loss)	99,260	58,403
Change in net unrealized appreciation (depreciation)	118,077	213,905
Net increase (decrease) in net assets resulting from operations	324,078	354,156
Distributions to shareholders from net investment income	(83,456)	(11,222)
Distributions to shareholders from net realized gain	(57,227)	-
Total distributions	(140,683)	(11,222)
Share transactions Proceeds from sales of shares	2,113,428	3,971,659
Reinvestment of distributions	140,683	11,222
Cost of shares redeemed	(587,521)	(1,494,728)
Net increase (decrease) in net assets resulting from share transactions	1,666,590	2,488,153
Total increase (decrease) in net assets	1,849,985	2,831,087

Net Assets
Beginning of period	4,850,503	2,019,416
End of period (including undistributed net investment income of $103,402 and undistributed net investment income of $80,117, respectively)	$ 6,700,488	$ 4,850,503
Other Information Shares
Sold	186,839	378,785
Issued in reinvestment of distributions	12,732	1,090
Redeemed	(52,469)	(142,775)
Net increase (decrease)	147,102	237,100

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.17	$ 10.24	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.21	.26	.10
Net realized and unrealized gain (loss)	.45	.73	.14
Total from investment operations	.66	.99	.24
Distributions from net investment income	(.18)	(.06)	-
Distributions from net realized gain	(.12)	-	-
Total distributions	(.30)	(.06)	-
Net asset value, end of period	$ 11.53	$ 11.17	$ 10.24
Total Return B, C, D	5.98%	9.72%	2.40%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.72% A	2.47%	2.45% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,700	$ 4,851	$ 2,019
Portfolio turnover rate	27% A	55%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	6.4	6.5
VIP Equity-Income Portfolio Investor Class	7.3	7.6
VIP Growth & Income Portfolio Investor Class	7.3	7.5
VIP Growth Portfolio Investor Class	7.5	7.4
VIP Mid Cap Portfolio Investor Class	2.6	2.7
VIP Value Portfolio Investor Class	6.3	6.4
VIP Value Strategies Portfolio Investor Class	2.6	2.7
	40.0	40.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	10.0	10.4
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	5.0	5.1
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	35.0	34.1
Short-Term Funds
VIP Money Market Portfolio Investor Class	10.0	9.6
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	40.0%
International Equity Funds	10.0%
Investment Grade Fixed-Income Funds	35.0%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	10.0%

Six months ago
Domestic Equity Funds	40.8%
International Equity Funds	10.4%
Investment Grade Fixed-Income Funds	34.1%
High Yield Fixed-Income Funds	5.1%
Short-Term Funds	9.6%

Expected
Domestic Equity Funds	40.1%
International Equity Funds	10.1%
Investment Grade Fixed-Income Funds	34.9%
High Yield Fixed-Income Funds	5.0%
Short-Term Funds	9.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2010 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 50.0%
	Shares	Value
Domestic Equity Funds - 40.0%
VIP Contrafund Portfolio Investor Class	85,351	$ 2,883,146
VIP Equity-Income Portfolio Investor Class	117,204	3,322,724
VIP Growth & Income Portfolio Investor Class	201,741	3,332,762
VIP Growth Portfolio Investor Class	85,144	3,405,754
VIP Mid Cap Portfolio Investor Class	34,182	1,203,551
VIP Value Portfolio Investor Class	191,793	2,840,460
VIP Value Strategies Portfolio Investor Class	86,016	1,184,436
TOTAL DOMESTIC EQUITY FUNDS		18,172,833
International Equity Funds - 10.0%
VIP Overseas Portfolio Investor Class R	183,290	4,540,100
TOTAL EQUITY FUNDS (Cost $20,403,730)		22,712,933
Fixed-Income Funds - 40.0%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	347,063	2,262,850
Investment Grade Fixed-Income Funds - 35.0%
VIP Investment Grade Bond Portfolio Investor Class	1,292,179	15,867,956
TOTAL FIXED-INCOME FUNDS (Cost $18,221,546)		18,130,806
Short-Term Funds - 10.0%

VIP Money Market Portfolio Investor Class (Cost $4,529,707)	4,529,707	4,529,707
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $43,154,983)		$ 45,373,446

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2010 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $43,154,983) - See accompanying schedule		$ 45,373,446
Receivable for fund shares sold		76,208
Total assets		45,449,654

Liabilities
Payable for investments purchased	$ 75,567
Payable for fund shares redeemed	25
Total liabilities		75,592

Net Assets		$ 45,374,062
Net Assets consist of:
Paid in capital		$ 41,881,366
Undistributed net investment income		634,202
Accumulated undistributed net realized gain (loss) on investments		640,031
Net unrealized appreciation (depreciation) on investments		2,218,463
Net Assets, for 3,931,990 shares outstanding		$ 45,374,062
Net Asset Value, offering price and redemption price per share ($45,374,062 ÷ 3,931,990 shares)		$ 11.54

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 635,884

Expenses
Independent trustees' compensation	$ 53
Total expenses before reductions	53
Expense reductions	(53)	0
Net investment income (loss)		635,884
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(34,150)
Capital gain distributions from underlying funds	683,180	649,030
Change in net unrealized appreciation (depreciation) on underlying funds		821,944
Net gain (loss)		1,470,974
Net increase (decrease) in net assets resulting from operations		$ 2,106,858

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 635,884	$ 517,238
Net realized gain (loss)	649,030	375,905
Change in net unrealized appreciation (depreciation)	821,944	1,261,094
Net increase (decrease) in net assets resulting from operations	2,106,858	2,154,237
Distributions to shareholders from net investment income	(513,183)	(47,558)
Distributions to shareholders from net realized gain	(384,887)	-
Total distributions	(898,070)	(47,558)
Share transactions Proceeds from sales of shares	13,666,610	24,173,995
Reinvestment of distributions	898,070	47,558
Cost of shares redeemed	(1,859,221)	(4,860,534)
Net increase (decrease) in net assets resulting from share transactions	12,705,459	19,361,019
Total increase (decrease) in net assets	13,914,247	21,467,698

Net Assets
Beginning of period	31,459,815	9,992,117
End of period (including undistributed net investment income of $634,202 and undistributed net investment income of $511,501, respectively)	$ 45,374,062	$ 31,459,815
Other Information Shares
Sold	1,206,209	2,296,621
Issued in reinvestment of distributions	81,200	4,604
Redeemed	(166,474)	(464,300)
Net increase (decrease)	1,120,935	1,836,925

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.19	$ 10.26	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.19	.24	.13
Net realized and unrealized gain (loss)	.48	.73	.13
Total from investment operations	.67	.97	.26
Distributions from net investment income	(.18)	(.04)	-
Distributions from net realized gain	(.14)	-	-
Total distributions	(.32)	(.04)	-
Net asset value, end of period	$ 11.54	$ 11.19	$ 10.26
Total Return B, C, D	6.06%	9.49%	2.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.44% A	2.29%	3.14% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45,374	$ 31,460	$ 9,992
Portfolio turnover rate	16% A	29%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	7.2	7.4
VIP Equity-Income Portfolio Investor Class	8.2	8.7
VIP Growth & Income Portfolio Investor Class	8.3	8.6
VIP Growth Portfolio Investor Class	8.5	8.5
VIP Mid Cap Portfolio Investor Class	3.0	3.1
VIP Value Portfolio Investor Class	7.1	7.4
VIP Value Strategies Portfolio Investor Class	2.9	3.2
	45.2	46.9
International Equity Funds
VIP Overseas Portfolio Investor Class R	11.3	12.0
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	6.0	6.3
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	31.6	29.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	5.9	4.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	45.2%
International Equity Funds	11.3%
Investment Grade Fixed-Income Funds	31.6%
High Yield Fixed-Income Funds	6.0%
Short-Term Funds	5.9%

Six months ago
Domestic Equity Funds	46.9%
International Equity Funds	12.0%
Investment Grade Fixed-Income Funds	29.9%
High Yield Fixed-Income Funds	6.3%
Short-Term Funds	4.9%

Expected
Domestic Equity Funds	44.1%
International Equity Funds	11.0%
Investment Grade Fixed-Income Funds	32.4%
High Yield Fixed-Income Funds	5.8%
Short-Term Funds	6.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2015 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 56.5%
	Shares	Value
Domestic Equity Funds - 45.2%
VIP Contrafund Portfolio Investor Class	110,561	$ 3,734,766
VIP Equity-Income Portfolio Investor Class	151,777	4,302,880
VIP Growth & Income Portfolio Investor Class	261,248	4,315,814
VIP Growth Portfolio Investor Class	110,270	4,410,800
VIP Mid Cap Portfolio Investor Class	44,371	1,562,294
VIP Value Portfolio Investor Class	248,437	3,679,352
VIP Value Strategies Portfolio Investor Class	111,643	1,537,328
TOTAL DOMESTIC EQUITY FUNDS		23,543,234
International Equity Funds - 11.3%
VIP Overseas Portfolio Investor Class R	237,559	5,884,348
TOTAL EQUITY FUNDS (Cost $26,165,490)		29,427,582
Fixed-Income Funds - 37.6%

High Yield Fixed-Income Funds - 6.0%
VIP High Income Portfolio Investor Class	476,512	3,106,856
Investment Grade Fixed-Income Funds - 31.6%
VIP Investment Grade Bond Portfolio Investor Class	1,342,902	16,490,831
TOTAL FIXED-INCOME FUNDS (Cost $19,631,078)		19,597,687
Short-Term Funds - 5.9%

VIP Money Market Portfolio Investor Class (Cost $3,071,366)	3,071,366	3,071,366
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $48,867,934)		$ 52,096,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2015 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $48,867,934) - See accompanying schedule	$ 52,096,635
Cash	59
Receivable for investments sold	20,121
Dividends receivable from underlying funds	416
Total assets	52,117,231

Liabilities
Payable for fund shares redeemed	20,123

Net Assets	$ 52,097,108
Net Assets consist of:
Paid in capital	$ 47,159,768
Undistributed net investment income	726,088
Accumulated undistributed net realized gain (loss) on investments	982,551
Net unrealized appreciation (depreciation) on investments	3,228,701
Net Assets, for 4,393,118 shares outstanding	$ 52,097,108
Net Asset Value, offering price and redemption price per share ($52,097,108 ÷ 4,393,118 shares)	$ 11.86

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 732,691

Expenses
Independent trustees' compensation	$ 68
Total expenses before reductions	68
Expense reductions	(68)	0
Net investment income (loss)		732,691
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(48,918)
Capital gain distributions from underlying funds	1,041,694	992,776
Change in net unrealized appreciation (depreciation) on underlying funds		1,253,704
Net gain (loss)		2,246,480
Net increase (decrease) in net assets resulting from operations		$ 2,979,171

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 732,691	$ 497,927
Net realized gain (loss)	992,776	587,426
Change in net unrealized appreciation (depreciation)	1,253,704	1,825,450
Net increase (decrease) in net assets resulting from operations	2,979,171	2,910,803
Distributions to shareholders from net investment income	(500,882)	(37,916)
Distributions to shareholders from net realized gain	(593,638)	-
Total distributions	(1,094,520)	(37,916)
Share transactions Proceeds from sales of shares	11,431,373	31,577,174
Reinvestment of distributions	1,094,520	37,916
Cost of shares redeemed	(2,151,263)	(1,589,486)
Net increase (decrease) in net assets resulting from share transactions	10,374,630	30,025,604
Total increase (decrease) in net assets	12,259,281	32,898,491

Net Assets
Beginning of period	39,837,827	6,939,336
End of period (including undistributed net investment income of $726,088 and undistributed net investment income of $494,279, respectively)	$ 52,097,108	$ 39,837,827
Other Information Shares
Sold	989,639	2,966,727
Issued in reinvestment of distributions	96,775	3,635
Redeemed	(188,497)	(147,393)
Net increase (decrease)	897,917	2,822,969

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.40	$ 10.32	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.18	.20	.13
Net realized and unrealized gain (loss)	.58	.92	.19
Total from investment operations	.76	1.12	.32
Distributions from net investment income	(.14)	(.04)	-
Distributions from net realized gain	(.16)	-	-
Total distributions	(.30)	(.04)	-
Net asset value, end of period	$ 11.86	$ 11.40	$ 10.32
Total Return B, C, D	6.75%	10.89%	3.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	3.18% A	1.83%	3.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52,097	$ 39,838	$ 6,939
Portfolio turnover rate	18% A	15%	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	8.6	8.7
VIP Equity-Income Portfolio Investor Class	10.0	10.3
VIP Growth & Income Portfolio Investor Class	10.0	10.2
VIP Growth Portfolio Investor Class	10.2	10.0
VIP Mid Cap Portfolio Investor Class	3.6	3.6
VIP Value Portfolio Investor Class	8.5	8.7
VIP Value Strategies Portfolio Investor Class	3.6	3.7
	54.5	55.2
International Equity Funds
VIP Overseas Portfolio Investor Class R	13.6	14.2
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.4	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	24.1	22.9
Short-Term Funds
VIP Money Market Portfolio Investor Class	0.4	0.2
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	54.5%
International Equity Funds	13.6%
Investment Grade Fixed-Income Funds	24.1%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.4%

Six months ago
Domestic Equity Funds	55.2%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	22.9%
High Yield Fixed-Income Funds	7.5%
Short-Term Funds	0.2%

Expected
Domestic Equity Funds	53.9%
International Equity Funds	13.5%
Investment Grade Fixed-Income Funds	24.6%
High Yield Fixed-Income Funds	7.4%
Short-Term Funds	0.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2020 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 68.1%
	Shares	Value
Domestic Equity Funds - 54.5%
VIP Contrafund Portfolio Investor Class	169,204	$ 5,715,728
VIP Equity-Income Portfolio Investor Class	232,283	6,585,222
VIP Growth & Income Portfolio Investor Class	399,798	6,604,663
VIP Growth Portfolio Investor Class	168,700	6,748,005
VIP Mid Cap Portfolio Investor Class	67,884	2,390,183
VIP Value Portfolio Investor Class	380,296	5,632,188
VIP Value Strategies Portfolio Investor Class	170,851	2,352,619
TOTAL DOMESTIC EQUITY FUNDS		36,028,608
International Equity Funds - 13.6%
VIP Overseas Portfolio Investor Class R	363,216	8,996,850
TOTAL EQUITY FUNDS (Cost $40,544,066)		45,025,458
Fixed-Income Funds - 31.5%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	752,052	4,903,378
Investment Grade Fixed-Income Funds - 24.1%
VIP Investment Grade Bond Portfolio Investor Class	1,297,237	15,930,075
TOTAL FIXED-INCOME FUNDS (Cost $20,928,967)		20,833,453
Short-Term Funds - 0.4%

VIP Money Market Portfolio Investor Class (Cost $262,627)	262,627	262,627
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $61,735,660)		$ 66,121,538

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2020 Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $61,735,660) - See accompanying schedule		$ 66,121,538
Cash		26
Receivable for fund shares sold		417,092
Total assets		66,538,656

Liabilities
Payable for investments purchased	$ 417,011
Payable for fund shares redeemed	47
Total liabilities		417,058

Net Assets		$ 66,121,598
Net Assets consist of:
Paid in capital		$ 59,651,773
Undistributed net investment income		678,575
Accumulated undistributed net realized gain (loss) on investments		1,405,372
Net unrealized appreciation (depreciation) on investments		4,385,878
Net Assets, for 5,470,557 shares outstanding		$ 66,121,598
Net Asset Value, offering price and redemption price per share ($66,121,598 ÷ 5,470,557 shares)		$ 12.09

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 686,034

Expenses
Independent trustees' compensation	$ 82
Total expenses before reductions	82
Expense reductions	(82)	0
Net investment income (loss)		686,034
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,341)
Capital gain distributions from underlying funds	1,451,319	1,401,978
Change in net unrealized appreciation (depreciation) on underlying funds		2,116,452
Net gain (loss)		3,518,430
Net increase (decrease) in net assets resulting from operations		$ 4,204,464

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 686,034	$ 611,389
Net realized gain (loss)	1,401,978	828,233
Change in net unrealized appreciation (depreciation)	2,116,452	2,045,711
Net increase (decrease) in net assets resulting from operations	4,204,464	3,485,333
Distributions to shareholders from net investment income	(607,401)	(71,710)
Distributions to shareholders from net realized gain	(824,330)	-
Total distributions	(1,431,731)	(71,710)
Share transactions Proceeds from sales of shares	16,197,189	35,011,966
Reinvestment of distributions	1,431,731	71,710
Cost of shares redeemed	(1,609,047)	(2,226,832)
Net increase (decrease) in net assets resulting from share transactions	16,019,873	32,856,844
Total increase (decrease) in net assets	18,792,606	36,270,467

Net Assets
Beginning of period	47,328,992	11,058,525
End of period (including undistributed net investment income of $678,575 and undistributed net investment income of $599,942, respectively)	$ 66,121,598	$ 47,328,992
Other Information Shares
Sold	1,378,700	3,240,573
Issued in reinvestment of distributions	125,151	6,843
Redeemed	(136,916)	(210,880)
Net increase (decrease)	1,366,935	3,036,536

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.53	$ 10.36	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.14	.22	.17
Net realized and unrealized gain (loss)	.75	1.00	.19
Total from investment operations	.89	1.22	.36
Distributions from net investment income	(.14)	(.05)	-
Distributions from net realized gain	(.19)	-	-
Total distributions	(.33)	(.05)	-
Net asset value, end of period	$ 12.09	$ 11.53	$ 10.36
Total Return B, C, D	7.88%	11.82%	3.60%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.44% A	2.04%	4.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66,122	$ 47,329	$ 11,059
Portfolio turnover rate	12% A	15%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	9.0	9.1
VIP Equity-Income Portfolio Investor Class	10.4	10.8
VIP Growth & Income Portfolio Investor Class	10.4	10.7
VIP Growth Portfolio Investor Class	10.6	10.4
VIP Mid Cap Portfolio Investor Class	3.8	3.8
VIP Value Portfolio Investor Class	8.9	9.1
VIP Value Strategies Portfolio Investor Class	3.7	3.9
	56.8	57.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	14.2	14.8
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.5	7.5
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	21.5	19.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	56.8%
International Equity Funds	14.2%
Investment Grade Fixed-Income Funds	21.5%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	57.8%
International Equity Funds	14.8%
Investment Grade Fixed-Income Funds	19.9%
High Yield Fixed-Income Funds	7.5%

Expected
Domestic Equity Funds	56.4%
International Equity Funds	14.1%
Investment Grade Fixed-Income Funds	22.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2025 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 71.0%
	Shares	Value
Domestic Equity Funds - 56.8%
VIP Contrafund Portfolio Investor Class	57,941	$ 1,957,252
VIP Equity-Income Portfolio Investor Class	79,524	2,254,517
VIP Growth & Income Portfolio Investor Class	136,886	2,261,349
VIP Growth Portfolio Investor Class	57,770	2,310,801
VIP Mid Cap Portfolio Investor Class	23,218	817,490
VIP Value Portfolio Investor Class	130,209	1,928,397
VIP Value Strategies Portfolio Investor Class	58,432	804,607
TOTAL DOMESTIC EQUITY FUNDS		12,334,413
International Equity Funds - 14.2%
VIP Overseas Portfolio Investor Class R	124,459	3,082,851
TOTAL EQUITY FUNDS (Cost $13,891,822)		15,417,264
Fixed-Income Funds - 29.0%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	248,801	1,622,183
Investment Grade Fixed-Income Funds - 21.5%
VIP Investment Grade Bond Portfolio Investor Class	379,493	4,660,173
TOTAL FIXED-INCOME FUNDS (Cost $6,306,492)		6,282,356
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,198,314)		$ 21,699,620

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2025 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $20,198,314) - See accompanying schedule	$ 21,699,620
Cash	9
Receivable for investments sold	23
Total assets	21,699,652

Liabilities
Payable for fund shares redeemed	23

Net Assets	$ 21,699,629
Net Assets consist of:
Paid in capital	$ 19,570,732
Undistributed net investment income	196,157
Accumulated undistributed net realized gain (loss) on investments	431,434
Net unrealized appreciation (depreciation) on investments	1,501,306
Net Assets, for 1,777,969 shares outstanding	$ 21,699,629
Net Asset Value, offering price and redemption price per share ($21,699,629 ÷ 1,777,969 shares)	$ 12.20

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 194,537

Expenses
Independent trustees' compensation	$ 26
Total expenses before reductions	26
Expense reductions	(26)	0
Net investment income (loss)		194,537
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(25,638)
Capital gain distributions from underlying funds	469,640	444,002
Change in net unrealized appreciation (depreciation) on underlying funds		734,452
Net gain (loss)		1,178,454
Net increase (decrease) in net assets resulting from operations		$ 1,372,991

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 194,537	$ 177,339
Net realized gain (loss)	444,002	267,312
Change in net unrealized appreciation (depreciation)	734,452	708,052
Net increase (decrease) in net assets resulting from operations	1,372,991	1,152,703
Distributions to shareholders from net investment income	(173,072)	(16,468)
Distributions to shareholders from net realized gain	(279,578)	-
Total distributions	(452,650)	(16,468)
Share transactions Proceeds from sales of shares	6,341,167	11,868,095
Reinvestment of distributions	452,650	16,468
Cost of shares redeemed	(644,632)	(814,667)
Net increase (decrease) in net assets resulting from share transactions	6,149,185	11,069,896
Total increase (decrease) in net assets	7,069,526	12,206,131

Net Assets
Beginning of period	14,630,103	2,423,972
End of period (including undistributed net investment income of $196,157 and undistributed net investment income of $174,692, respectively)	$ 21,699,629	$ 14,630,103
Other Information Shares
Sold	534,732	1,099,971
Issued in reinvestment of distributions	39,292	1,564
Redeemed	(55,271)	(75,678)
Net increase (decrease)	518,753	1,025,857

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.62	$ 10.39	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.13	.21	.14
Net realized and unrealized gain (loss)	.79	1.06	.25
Total from investment operations	.92	1.27	.39
Distributions from net investment income	(.13)	(.04)	-
Distributions from net realized gain	(.21)	-	-
Total distributions	(.34)	(.04)	-
Net asset value, end of period	$ 12.20	$ 11.62	$ 10.39
Total Return B, C, D	8.09%	12.26%	3.90%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	2.18% A	1.95%	3.47% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 21,700	$ 14,630	$ 2,424
Portfolio turnover rate	15% A	18%	2%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to December 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Investment Changes

Fund Holdings as of June 30, 2007
	% of fund's investments	% of fund's investments 6 months ago
Domestic Equity Funds
VIP Contrafund Portfolio Investor Class	10.4	10.4
VIP Equity-Income Portfolio Investor Class	12.0	12.2
VIP Growth & Income Portfolio Investor Class	12.0	12.1
VIP Growth Portfolio Investor Class	12.3	11.9
VIP Mid Cap Portfolio Investor Class	4.3	4.4
VIP Value Portfolio Investor Class	10.3	10.4
VIP Value Strategies Portfolio Investor Class	4.3	4.4
	65.6	65.8
International Equity Funds
VIP Overseas Portfolio Investor Class R	16.4	16.9
High Yield Fixed-Income Funds
VIP High Income Portfolio Investor Class	7.5	7.4
Investment Grade Fixed-Income Funds
VIP Investment Grade Bond Portfolio Investor Class	10.5	9.9
	100.0	100.0
Asset Allocation (% of fund's investments)
Current
Domestic Equity Funds	65.6%
International Equity Funds	16.4%
Investment Grade Fixed-Income Funds	10.5%
High Yield Fixed-Income Funds	7.5%

Six months ago
Domestic Equity Funds	65.8%
International Equity Funds	16.9%
Investment Grade Fixed-Income Funds	9.9%
High Yield Fixed-Income Funds	7.4%

Expected
Domestic Equity Funds	65.2%
International Equity Funds	16.3%
Investment Grade Fixed-Income Funds	11.0%
High Yield Fixed-Income Funds	7.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of December 31, 2006. The current allocation is based on the fund's holdings as of June 30, 2007. The expected allocation represents the fund's anticipated allocation at December 31, 2007.

VIP Investor Freedom Portfolios

VIP Investor Freedom 2030 Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 82.0%
	Shares	Value
Domestic Equity Funds - 65.6%
VIP Contrafund Portfolio Investor Class	76,743	$ 2,592,389
VIP Equity-Income Portfolio Investor Class	105,343	2,986,469
VIP Growth & Income Portfolio Investor Class	181,323	2,995,452
VIP Growth Portfolio Investor Class	76,533	3,061,334
VIP Mid Cap Portfolio Investor Class	30,751	1,082,756
VIP Value Portfolio Investor Class	172,446	2,553,922
VIP Value Strategies Portfolio Investor Class	77,377	1,065,488
TOTAL DOMESTIC EQUITY FUNDS		16,337,810
International Equity Funds - 16.4%
VIP Overseas Portfolio Investor Class R	164,849	4,083,319
TOTAL EQUITY FUNDS (Cost $18,481,698)		20,421,129
Fixed-Income Funds - 18.0%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	284,468	1,854,728
Investment Grade Fixed-Income Funds - 10.5%
VIP Investment Grade Bond Portfolio Investor Class	213,085	2,616,686
TOTAL FIXED-INCOME FUNDS (Cost $4,472,381)		4,471,414
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,954,079)		$ 24,892,543

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Investor Freedom 2030 Portfolio

Financial Statements

Statement of Assets and Liabilities

June 30, 2007 (Unaudited)

Assets
Investment in securities, at value (cost $22,954,079) - See accompanying schedule	$ 24,892,543
Cash	47
Receivable for fund shares sold	40,314
Total assets	24,932,904

Liabilities
Payable for investments purchased	40,314

Net Assets	$ 24,892,590
Net Assets consist of:
Paid in capital	$ 22,266,836
Undistributed net investment income	146,219
Accumulated undistributed net realized gain (loss) on investments	541,071
Net unrealized appreciation (depreciation) on investments	1,938,464
Net Assets, for 2,006,109 shares outstanding	$ 24,892,590
Net Asset Value, offering price and redemption price per share ($24,892,590 ÷ 2,006,109 shares)	$ 12.41

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Income distributions from underlying funds		$ 147,145

Expenses
Independent trustees' compensation	$ 28
Total expenses before reductions	28
Expense reductions	(28)	0
Net investment income (loss)		147,145
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(13,013)
Capital gain distributions from underlying funds	561,259	548,246
Change in net unrealized appreciation (depreciation) on underlying funds		1,112,665
Net gain (loss)		1,660,911
Net increase (decrease) in net assets resulting from operations		$ 1,808,056

See accompanying notes which are an integral part of the financial statements.

VIP Investor Freedom Portfolios

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,145	$ 179,772
Net realized gain (loss)	548,246	325,802
Change in net unrealized appreciation (depreciation)	1,112,665	707,059
Net increase (decrease) in net assets resulting from operations	1,808,056	1,212,633
Distributions to shareholders from net investment income	(180,245)	(27,477)
Distributions to shareholders from net realized gain	(332,759)	-
Total distributions	(513,004)	(27,477)
Share transactions Proceeds from sales of shares	8,723,479	11,916,673
Reinvestment of distributions	513,004	27,477
Cost of shares redeemed	(366,462)	(3,100,146)
Net increase (decrease) in net assets resulting from share transactions	8,870,021	8,844,004
Total increase (decrease) in net assets	10,165,073	10,029,160

Net Assets
Beginning of period	14,727,517	4,698,357
End of period (including undistributed net investment income of $146,219 and undistributed net investment income of $179,319, respectively)	$ 24,892,590	$ 14,727,517
Other Information Shares
Sold	736,276	1,090,895
Issued in reinvestment of distributions	44,110	2,602
Redeemed	(30,968)	(287,600)
Net increase (decrease)	749,418	805,897

Financial Highlights

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.72	$ 10.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.09	.20	.15
Net realized and unrealized gain (loss)	.97	1.16	.27
Total from investment operations	1.06	1.36	.42
Distributions from net investment income	(.13)	(.06)	-
Distributions from net realized gain	(.24)	-	-
Total distributions	(.37)	(.06)	-
Net asset value, end of period	$ 12.41	$ 11.72	$ 10.42
Total Return B, C, D	9.26%	13.12%	4.20%
Ratios to Average Net Assets F, H
Expenses before reductions	.00% A	.00%	.00% A
Expenses net of fee waivers, if any	.00% A	.00%	.00% A
Expenses net of all reductions	.00% A	.00%	.00% A
Net investment income (loss)	1.47% A	1.84%	3.69% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,893	$ 14,728	$ 4,698
Portfolio turnover rate	7% A	36%	1%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Amounts do not include the activity of the underlying funds. G For the period August 3, 2005 (commencement of operations) to Daecember 31, 2005. H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Investor Freedom Income Portfolio, VIP Investor Freedom 2005 Portfolio, VIP Investor Freedom 2010 Portfolio, VIP Investor Freedom 2015 Portfolio, VIP Investor Freedom 2020 Portfolio, VIP Investor Freedom 2025 Portfolio and VIP Investor Freedom 2030 Portfolio (the Funds) are funds of Variable Insurance Products Fund V (formerly of Variable Insurance Products Fund IV). Effective, April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Funds reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Funds' investment strategies or Fidelity Management & Research Company's (FMR) management of the Funds. The Variable Insurance Products Fund V (the trust) (referred to in this report as Fidelity Variable Insurance Products) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other VIP equity, fixed income, and money market funds (the Underlying Funds) managed by FMR. Shares of each Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Investments in the Underlying Funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. Each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, if applicable, remains subject to examination by the Internal Revenue Service.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

VIP Investor Freedom Portfolios

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
VIP Investor Freedom Income	$ 14,313,718	$ 340,613	$ (41,616)	$ 298,997
VIP Investor Freedom 2005	6,329,082	391,125	(19,849)	371,276
VIP Investor Freedom 2010	43,155,160	2,404,569	(186,283)	2,218,286
VIP Investor Freedom 2015	48,867,986	3,399,305	(170,656)	3,228,649
VIP Investor Freedom 2020	61,736,448	4,617,810	(232,720)	4,385,090
VIP Investor Freedom 2025	20,198,415	1,568,689	(67,484)	1,501,205
VIP Investor Freedom 2030	22,954,552	1,979,853	(41,862)	1,937,991

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Purchases and Sales of Investments.

Purchases and redemptions of the underlying fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
VIP Investor Freedom Income	6,663,901	3,244,070
VIP Investor Freedom 2005	2,516,307	773,168
VIP Investor Freedom 2010	16,068,378	2,941,718
VIP Investor Freedom 2015	15,247,308	4,192,702
VIP Investor Freedom 2020	20,034,870	3,309,379
VIP Investor Freedom 2025	7,662,846	1,302,134
VIP Investor Freedom 2030	9,738,174	672,753

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services.

Other Transactions. Strategic Advisers, Inc. (Strategic Advisers) has entered into an administration agreement with FMR under which FMR provides management and administrative services (other than investment advisory services) necessary for the operation of each Fund. Pursuant to this agreement, FMR pays all expenses of each Fund, excluding the compensation of the independent Trustees and certain other expenses such as interest expense. FMR also contracts with other Fidelity companies to perform the services necessary for the operation of each Fund. The Funds do not pay any fees for these services.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Expense Reductions.

FMR voluntarily agreed to reimburse Funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

VIP Investor Freedom Income	0%	$ 19
VIP Investor Freedom 2005	0%	8
VIP Investor Freedom 2010	0%	53
VIP Investor Freedom 2015	0%	68
VIP Investor Freedom 2020	0%	82
VIP Investor Freedom 2025	0%	26
VIP Investor Freedom 2030	0%	28

7. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were owners of record of more than 10% of the outstanding shares of the following funds:

Affiliated %

VIP Investor Freedom Income	100%
VIP Investor Freedom 2005	100%
VIP Investor Freedom 2010	100%
VIP Investor Freedom 2015	100%
VIP Investor Freedom 2020	100%
VIP Investor Freedom 2025	100%
VIP Investor Freedom 2030	100%

VIP Investor Freedom Portfolios

Board Approval of Investment Advisory Contracts and Management Fees

VIP Investor Freedom Funds

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contracts and administration agreements (together, the Advisory Contracts) for the funds in connection with reorganizing the funds from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under each fund's Advisory Contracts are identical to those in each fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of each fund's assets; (ii) the nature or level of services provided under each fund's Advisory Contracts; or (iii) the day-to-day management of each fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the funds during the past year and that it will again consider renewal of the Advisory Contracts in July 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider each fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of each fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to each fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of each fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing each fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that each fund's Advisory Contracts are fair and reasonable, and that each fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the funds from one Trust to another.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPIFF-SANN-0807
1.833440.101

Fidelity® Variable Insurance Products:
Strategic Income Portfolio

Semiannual Report

June 30, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

VIP Strategic Income Portfolio

VIP Strategic Income Portfolio

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The estimate of expenses does not include any fees or other expenses of any variable annuity or variable life insurance product. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1, 2007 to June 30, 2007
Initial Class
Actual	$ 1,000.00	$ 1,017.80	$ 3.75
HypotheticalA	$ 1,000.00	$ 1,021.08	$ 3.76
Service Class
Actual	$ 1,000.00	$ 1,016.90	$ 4.25
HypotheticalA	$ 1,000.00	$ 1,020.58	$ 4.26
Service Class 2
Actual	$ 1,000.00	$ 1,016.90	$ 5.00
HypotheticalA	$ 1,000.00	$ 1,019.84	$ 5.01
Investor Class
Actual	$ 1,000.00	$ 1,016.90	$ 4.15
HypotheticalA	$ 1,000.00	$ 1,020.68	$ 4.16

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annualized Expense Ratio
Initial Class	.75%
Service Class	.85%
Service Class 2	1.00%
Investor Class	.83%

Semiannual Report

VIP Strategic Income Portfolio

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of its investments in each Fidelity Central Fund.

Top Five Holdings as of June 30, 2007
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.1	13.0
Fannie Mae	10.8	11.9
Freddie Mac	5.5	0.0
French Republic	3.5	3.9
Japan Government	2.2	2.6
	34.1
Top Five Market Sectors as of June 30, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	8.6	8.6
Financials	6.0	5.1
Telecommunication Services	5.1	6.1
Information Technology	4.3	4.8
Materials	3.8	3.6
Quality Diversification (% of fund's net assets)
As of June 30, 2007	As of December 31, 2006
U.S.Government and U.S.Government Agency Obligations 30.3%	U.S.Government and U.S.Government Agency Obligations 28.7%
AAA,AA,A 13.4%	AAA,AA,A 14.3%
BBB 4.3%	BBB 3.7%
BB 14.8%	BB 18.3%
B 16.7%	B 19.8%
CCC,CC,C 5.9%	CCC,CC,C 4.5%
D 0.1%	D 0.2%
Not Rated 3.8%	Not Rated 2.6%
Equities 0.5%	Equities 0.2%
Short-Term Investments and Net Other Assets 10.2%	Short-Term Investments and Net Other Assets 7.7%

We have used ratings from Moody's Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ratings.
Asset Allocation (% of fund's net assets)
As of June 30, 2007 *		As of December 31, 2006 * *
	Preferred Securities 0.7%		Preferred Securities 0.0%
	Corporate Bonds 28.1%		Corporate Bonds 33.5%
	U.S. Government and U.S. Government Agency Obligations 30.3%		U.S. Government and U.S. Government Agency Obligations 28.7%
	Foreign Government & Government Agency Obligations 19.7%		Foreign Government & Government Agency Obligations 23.1%
	Floating Rate Loans 10.2%		Floating Rate Loans 6.7%
	Stocks 0.5%		Stocks 0.2%
	Other Investments 0.3%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets 10.2%		Short-Term Investments and Net Other Assets 7.7%
* Foreign investments	27.7%	* * Foreign investments	32.1%
* Swaps	1.4%	** Swaps	0.0%

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com.

VIP Strategic Income Portfolio

VIP Strategic Income Portfolio

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.5%
		Principal Amount (d)	Value
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp. (Sprint Corp. PCS Series 1) 3.75% 2/15/30		$ 315,000	$ 195,710
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. 6% 5/1/15 (g)		510,000	490,875
ON Semiconductor Corp. 0% 4/15/24		20,000	24,130
			515,005
TOTAL CONVERTIBLE BONDS			710,715
Nonconvertible Bonds - 27.3%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		170,000	166,175
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		25,000	25,250
11% 5/1/09 (c)		40,000	41,200
Visteon Corp. 7% 3/10/14		400,000	346,000
			578,625
Automobiles - 0.4%
General Motors Corp.:
8.375% 7/5/33	EUR	50,000	63,314
8.375% 7/15/33		1,155,000	1,048,163
			1,111,477
Diversified Consumer Services - 0.1%
Affinion Group, Inc. 11.5% 10/15/15		175,000	189,000
Hotels, Restaurants & Leisure - 0.9%
Carrols Corp. 9% 1/15/13		355,000	348,788
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	127,400
8% 11/15/13		100,000	102,250
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14		245,000	237,650
Mandalay Resort Group:
6.375% 12/15/11		80,000	79,800
6.5% 7/31/09		20,000	20,100
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,550
6.625% 7/15/15		235,000	215,613

		Principal Amount (d)	Value
6.75% 9/1/12		$ 45,000	$ 43,594
6.75% 4/1/13		50,000	47,938
6.875% 4/1/16		75,000	69,938
7.5% 6/1/16		110,000	103,400
8.5% 9/15/10		50,000	52,625
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	97,250
Scientific Games Corp. 6.25% 12/15/12		40,000	38,300
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	100,000
Six Flags, Inc.:
9.625% 6/1/14		75,000	69,375
9.75% 4/15/13		470,000	441,800
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	93,100
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	21,160
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	47,700
Vail Resorts, Inc. 6.75% 2/15/14		225,000	219,375
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	175,950
9% 1/15/12		30,000	30,900
			2,823,556
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		95,000	99,940
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	39,400
Media - 2.3%
AMC Entertainment, Inc. 11% 2/1/16		120,000	134,400
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		300,000	328,500
CanWest Media, Inc. 8% 9/15/12		40,000	40,000
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		485,000	502,557
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		180,000	188,550
10.25% 9/15/10		130,000	135,525
CSC Holdings, Inc.:
7.25% 4/15/12		170,000	165,325
7.625% 4/1/11		40,000	39,700
7.625% 7/15/18		520,000	494,000
7.875% 2/15/18		770,000	737,275
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	44,213
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
EchoStar Communications Corp.: - continued
6.625% 10/1/14		$ 790,000	$ 758,400
7.125% 2/1/16		270,000	264,600
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	15,000
iesy Repository GmbH 10.375% 2/15/15 (g)		90,000	92,700
Liberty Media Corp.:
5.7% 5/15/13		300,000	277,125
8.25% 2/1/30		320,000	310,341
8.5% 7/15/29		480,000	479,362
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	52,500
PanAmSat Corp.:
9% 8/15/14		165,000	172,013
9% 6/15/16		120,000	126,300
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	114,950
10.375% 9/1/14 (g)		595,000	654,500
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	149,600
TL Acquisitions, Inc.:
0% 7/15/15 (e)(g)(h)		600,000	450,750
10.5% 1/15/15 (g)(h)		610,000	591,700
Videotron Ltee 6.875% 1/15/14		125,000	121,250
			7,441,136
Multiline Retail - 0.2%
Dollar General Corp. 10.625% 7/15/15 (g)		750,000	720,000
Specialty Retail - 0.4%
AutoNation, Inc.:
7% 4/15/14		255,000	251,494
7.3556% 4/15/13 (i)		60,000	60,150
Claire's Stores, Inc. 10.5% 6/1/17 (g)		140,000	129,150
Michaels Stores, Inc.:
0% 11/1/16 (e)(g)		30,000	19,125
10% 11/1/14 (g)		260,000	268,450
11.375% 11/1/16 (g)		265,000	276,263
Sally Holdings LLC:
9.25% 11/15/14 (g)		80,000	80,000
10.5% 11/15/16 (g)		270,000	270,675
			1,355,307

		Principal Amount (d)	Value
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		$ 385,000	$ 394,625
9.75% 1/15/15		290,000	313,200
			707,825
TOTAL CONSUMER DISCRETIONARY			15,066,266
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		100,000	110,740
Food & Staples Retailing - 0.1%
Rite Aid Corp.:
9.375% 12/15/15 (g)		170,000	163,625
9.5% 6/15/17 (g)		250,000	240,938
			404,563
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		100,000	109,750
Gruma SA de CV 7.75%		305,000	309,575
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	96,300
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	25,750
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	120,900
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	168,725
Swift & Co. 10.125% 10/1/09		70,000	72,100
			903,100
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	76,875
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	40,400
TOTAL CONSUMER STAPLES			1,535,678
ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Allis-Chalmers Energy, Inc. 8.5% 3/1/17		70,000	69,913
CHC Helicopter Corp. 7.375% 5/1/14		240,000	234,000
Complete Production Services, Inc. 8% 12/15/16 (g)		240,000	242,400
Hanover Compressor Co.:
7.5% 4/15/13		40,000	40,100
9% 6/1/14		125,000	132,188
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	62,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Energy Equipment & Services - continued
Petroliam Nasional BHD (Petronas) 7.625% 10/15/26 (Reg. S)		$ 155,000	$ 182,156
Seabulk International, Inc. 9.5% 8/15/13		135,000	144,281
			1,107,438
Oil, Gas & Consumable Fuels - 2.5%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	122,475
Atlas Pipeline Partners LP 8.125% 12/15/15		70,000	70,438
Berry Petroleum Co. 8.25% 11/1/16		150,000	151,125
Chaparral Energy, Inc.:
8.5% 12/1/15		130,000	127,075
8.875% 2/1/17 (g)		110,000	108,625
Chesapeake Energy Corp.:
6.5% 8/15/17		460,000	435,850
6.875% 11/15/20		390,000	373,425
7.5% 9/15/13		40,000	40,400
7.5% 6/15/14		35,000	35,700
7.625% 7/15/13		430,000	440,750
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	267,150
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	131,600
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,900
Gaz Capital SA (Luxembourg) 6.58% 10/31/13	GBP	50,000	99,137
Harvest Operations Corp. 7.875% 10/15/11		50,000	49,000
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	29,500
Mariner Energy, Inc. 8% 5/15/17		80,000	81,800
Massey Energy Co. 6.875% 12/15/13		425,000	386,750
OPTI Canada, Inc. 7.875% 12/15/14 (g)		310,000	310,775
Pan American Energy LLC 7.75% 2/9/12 (g)		340,000	341,700
Peabody Energy Corp.:
7.375% 11/1/16		300,000	306,750
7.875% 11/1/26		300,000	312,000
Pemex Project Funding Master Trust 6.625% 6/15/35		310,000	314,650
Petrohawk Energy Corp. 9.125% 7/15/13		310,000	327,825
Petroleos de Venezuela SA 5.25% 4/12/17		200,000	151,500
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		434,246	426,647

		Principal Amount (d)	Value
8.22% 4/1/17 (g)		$ 425,000	$ 414,375
Pogo Producing Co.:
6.875% 10/1/17		210,000	207,900
7.875% 5/1/13		135,000	138,038
Range Resources Corp. 7.375% 7/15/13		100,000	100,750
Ship Finance International Ltd. 8.5% 12/15/13		145,000	149,350
Southern Star Central Corp. 6.75% 3/1/16		90,000	87,264
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		70,000	71,050
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	20,400
7.5% 4/1/17		445,000	476,150
7.625% 4/1/37		50,000	54,500
8.375% 6/15/32		40,000	46,600
Venoco, Inc. 8.75% 12/15/11		70,000	72,625
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	305,350
YPF SA 10% 11/2/28		240,000	303,300
			7,900,199
TOTAL ENERGY			9,007,637
FINANCIALS - 5.1%
Capital Markets - 0.1%
E*TRADE Financial Corp. 7.375% 9/15/13		240,000	247,200
Morgan Stanley 4.279% 7/20/12 (i)	EUR	150,000	202,673
			449,873
Commercial Banks - 1.1%
Banca Popolare di Bergamo 8.364% (i)	EUR	125,000	186,199
Banca Popolare di Lodi Investor Trust III 6.742% (i)	EUR	50,000	70,749
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (i)		965,000	957,763
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (i)	EUR	100,000	132,674
Development Bank of Philippines 8.375% (i)		300,000	319,500
Export-Import Bank of India 1.1944% 6/7/12 (i)	JPY	20,000,000	162,147
JPMorgan Chase Bank 4.375% 11/30/21 (i)	EUR	100,000	126,299
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		200,000	203,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
Kyivstar GSM: - continued
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		$ 400,000	$ 426,000
SMFG Finance Ltd. 6.164% (i)	GBP	50,000	94,676
Standard Chartered Bank 4.462% 3/28/18 (i)	EUR	100,000	135,474
UniCredito Italiano Capital Trust I 4.028% (i)	EUR	140,000	170,072
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	205,900
8.25% 5/23/16 (Issued by UBS Luxembourg SA for Vimpel Communications)		200,000	208,750
			3,399,203
Consumer Finance - 1.2%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	81,000
Ford Motor Credit Co. LLC 9.875% 8/10/11		380,000	398,861
General Motors Acceptance Corp.:
6.75% 12/1/14		505,000	482,275
6.875% 9/15/11		295,000	288,363
6.875% 8/28/12		360,000	351,836
8% 11/1/31		1,675,000	1,708,500
HSBC Finance Corp. 4.875% 5/30/17	EUR	150,000	197,224
SLM Corp.:
4.295% 6/15/09 (i)	EUR	50,000	65,992
4.345% 12/15/10 (i)	EUR	100,000	127,712
			3,701,763
Diversified Financial Services - 1.6%
BA Covered Bond 4.125% 4/5/12	EUR	600,000	790,115
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	600,000	773,874
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	515,567
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		185,000	187,775
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	65,065
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		164,000	161,540
7.33% 12/1/09 (g)		61,500	60,578
CHR Intermediate Holding Corp. 12.61% 6/1/13 pay-in-kind (g)(i)		80,000	79,700
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	100,000	133,513

		Principal Amount (d)	Value
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		$ 300,000	$ 305,640
Getin Finance PLC 6.036% 5/13/09 (i)	EUR	50,000	67,975
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	246,925
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	66,587
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		120,000	117,600
10% 5/1/15 (g)		120,000	117,000
Pakistan International Sukuk Co. Ltd. 7.6% 1/27/10 (i)		200,000	204,250
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	1,878,755	75,700
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		700,000	717,500
WaMu Covered Bond Program 4.375% 5/19/14	EUR	200,000	263,642
			4,950,546
Insurance - 0.1%
Eureko BV 5.125% (i)	EUR	100,000	131,104
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (i)	EUR	100,000	132,967
Old Mutual plc 4.5% 1/18/17 (i)	EUR	50,000	65,660
			329,731
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		95,000	95,000
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		50,000	51,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	326,700
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	186,300
8.625% 1/15/12		280,000	298,200
			957,200
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		170,000	162,775
8.125% 6/1/12		100,000	99,500
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		310,000	296,050
Realogy Corp.:
10.5% 4/15/14 (g)		885,000	845,175
11% 4/15/14 pay-in-kind (g)		650,000	612,625
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
12.375% 4/15/15 (g)		$ 280,000	$ 255,864
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	95,042
			2,367,031
TOTAL FINANCIALS			16,155,347
HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15 (g)		90,000	90,450
Health Care Providers & Services - 0.9%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		300,000	293,250
CRC Health Group, Inc. 10.75% 2/1/16		90,000	98,550
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	128,438
HCA, Inc.:
9.125% 11/15/14 (g)		230,000	242,075
9.25% 11/15/16 (g)		460,000	489,900
9.625% 11/15/16 pay-in-kind (g)		580,000	624,225
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	89,550
Rural/Metro Corp. 9.875% 3/15/15		80,000	82,400
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	86,580
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		30,000	31,050
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		150,000	162,375
U.S. Oncology, Inc. 9% 8/15/12		150,000	153,750
Vanguard Health Holding Co. II LLC 9% 10/1/14		335,000	329,975
			2,812,118
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,700
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		65,000	65,488

		Principal Amount (d)	Value
Leiner Health Products, Inc. 11% 6/1/12		$ 90,000	$ 84,600
Mylan Laboratories, Inc. 6.375% 8/15/15		50,000	51,000
			201,088
TOTAL HEALTH CARE			3,174,356
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	51,875
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		150,000	155,250
8.875% 4/1/15 pay-in-kind (g)		150,000	153,375
9.75% 4/1/17 (g)		150,000	156,375
Hexcel Corp. 6.75% 2/1/15		100,000	96,500
Orbimage Holdings, Inc. 14.8669% 7/1/12 (i)		100,000	110,000
			723,375
Airlines - 0.1%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	48,875
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	52,500
10% 8/15/08 (a)		70,000	4,900
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	13,125
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	11,700
8.875% 6/1/06 (a)		80,000	9,800
			140,900
Building Products - 0.0%
Compagnie de St. Gobain 4.196% 4/11/12 (i)	EUR	100,000	135,157
Commercial Services & Supplies - 0.6%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,925
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	100,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	288,731
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	68,250
9.25% 5/1/21		100,000	106,000
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	50,500
7.75% 10/1/16		80,000	81,900
Mac-Gray Corp. 7.625% 8/15/15		40,000	40,600
NCO Group, Inc. 11.875% 11/15/14 (g)		160,000	163,200
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		$ 75,000	$ 80,063
West Corp.:
9.5% 10/15/14		300,000	306,375
11% 10/15/16		145,000	150,800
Williams Scotsman, Inc. 8.5% 10/1/15		340,000	351,050
			1,797,394
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	50,500
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		60,000	63,000
General Cable Corp. 7.125% 4/1/17 (g)		40,000	40,000
Polypore International, Inc. 0% 10/1/12 (e)		100,000	97,000
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	61,500
			261,500
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (i)	GBP	50,000	95,264
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		60,000	63,000
Invensys PLC 9.875% 3/15/11 (g)		4,000	4,240
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		50,000	51,500
9.5% 8/1/14		220,000	233,200
11.75% 8/1/16		280,000	310,800
			662,740
Marine - 0.2%
H-Lines Finance Holding Corp. 0% 4/1/13 (e)		71,000	68,160
Navios Maritime Holdings, Inc. 9.5% 12/15/14 (g)		230,000	241,500
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	82,400
US Shipping Partners LP 13% 8/15/14		170,000	185,300
			577,360
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		195,000	193,050
7.625% 12/1/13 (g)		100,000	100,000
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	340,000

		Principal Amount (d)	Value
9.5% 10/1/08		$ 45,000	$ 46,800
TFM SA de CV 9.375% 5/1/12		300,000	320,250
			1,000,100
Trading Companies & Distributors - 0.2%
Glencore Finance (Europe) SA 5.375% 9/30/11	EUR	50,000	67,784
Neff Corp. 10% 6/1/15 (g)		90,000	89,550
Penhall International Corp. 12% 8/1/14 (g)		80,000	86,400
VWR Funding, Inc. 10.25% 7/15/15 (g)		490,000	490,000
			733,734
TOTAL INDUSTRIALS			6,178,024
INFORMATION TECHNOLOGY - 3.1%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	334,400
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	709,300
6.5% 1/15/28		415,000	363,125
Nortel Networks Corp.:
9.6056% 7/15/11 (g)(i)		190,000	201,875
10.125% 7/15/13 (g)		190,000	203,775
10.75% 7/15/16 (g)		190,000	208,525
			2,021,000
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		165,000	158,813
IT Services - 0.5%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	439,200
7.75% 1/15/15		180,000	175,950
8.625% 4/1/13		185,000	186,850
8.75% 7/15/18		285,000	293,550
SunGard Data Systems, Inc.:
9.125% 8/15/13		260,000	265,525
10.25% 8/15/15		180,000	189,450
			1,550,525
Office Electronics - 0.5%
Xerox Capital Trust I 8% 2/1/27		480,000	487,200
Xerox Corp.:
6.4% 3/15/16		600,000	602,400
7.2% 4/1/16		180,000	185,400
7.625% 6/15/13		300,000	311,625
			1,586,625
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		455,000	466,375
ASML Holding NV 5.75% 6/13/17	EUR	100,000	132,633
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Finance Ltd.:
10.125% 12/1/13		$ 195,000	$ 207,675
10.86% 6/1/13 (i)		220,000	226,050
11.875% 12/1/15		475,000	528,438
Freescale Semiconductor, Inc.:
8.875% 12/15/14 (g)		690,000	661,572
9.125% 12/15/14 pay-in-kind (g)		1,270,000	1,198,626
10.125% 12/15/16 (g)		770,000	723,800
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.61% 12/15/11 (i)		40,000	36,500
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	89,775
Viasystems, Inc. 10.5% 1/15/11		140,000	142,100
			4,413,544
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	50,000
TOTAL INFORMATION TECHNOLOGY			9,780,507
MATERIALS - 2.9%
Chemicals - 0.7%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	228,938
Bayer AG:
4.044% 4/10/10 (i)	EUR	50,000	67,629
5.625% 5/23/18	GBP	50,000	94,449
Huntsman LLC 11.625% 10/15/10		182,000	195,195
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	242,050
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	40,200
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		230,000	230,575
10.125% 12/1/14 pay-in-kind (g)		250,000	249,375
11.5% 12/1/16 (g)		630,000	634,725
Phibro Animal Health Corp. 10% 8/1/13 (g)		35,000	36,575
SABIC Europe BV 4.5% 11/28/13	EUR	50,000	64,117
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	93,150
			2,176,978
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	50,000	65,437
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		40,000	40,000

		Principal Amount (d)	Value
BWAY Corp. 10% 10/15/10		$ 90,000	$ 93,263
Constar International, Inc. 11% 12/1/12		170,000	160,650
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	134,400
8% 4/15/23		235,000	230,300
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	101,850
8.25% 5/15/13		195,000	201,825
8.75% 11/15/12		55,000	57,613
8.875% 2/15/09		36,000	36,450
Tekni-Plex, Inc. 10.875% 8/15/12		60,000	67,050
Vitro SAB de CV:
8.625% 2/1/12 (g)		450,000	456,750
9.125% 2/1/17 (g)		120,000	122,850
			1,703,001
Metals & Mining - 1.6%
Aleris International, Inc. 9% 12/15/14 (g)		150,000	151,500
CAP SA 7.375% 9/15/36 (g)		100,000	99,532
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	358,200
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		575,000	570,076
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	353,588
Evraz Group SA (Reg. S) 8.25% 11/10/15		300,000	306,750
Evraz Securities SA 10.875% 8/3/09		200,000	216,100
FMG Finance Property Ltd.:
10% 9/1/13 (g)		120,000	132,150
10.625% 9/1/16 (g)		120,000	141,150
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		220,000	231,550
8.375% 4/1/17		615,000	654,975
8.5463% 4/1/15 (i)		365,000	383,250
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	73,500
Gerdau SA 8.875% (g)		125,000	131,250
International Steel Group, Inc. 6.5% 4/15/14		445,000	461,688
Ispat Inland ULC 9.75% 4/1/14		20,000	22,000
PNA Intermediate Holding Corp. 12.36% 2/15/13 pay-in-kind (g)(i)		90,000	90,900
RathGibson, Inc. 11.25% 2/15/14		305,000	321,013
			5,077,497
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		$ 40,000	$ 39,800
NewPage Corp. 11.6063% 5/1/12 (i)		90,000	98,550
			138,350
TOTAL MATERIALS			9,161,263
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 3.1%
British Telecommunications plc 5.25% 6/23/14	EUR	50,000	67,543
Citizens Communications Co.:
7.875% 1/15/27		200,000	200,750
9% 8/15/31		500,000	515,000
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	35,000	45,569
Embarq Corp.:
7.082% 6/1/16		55,000	55,308
7.995% 6/1/36		898,000	911,348
Eschelon Operating Co. 8.375% 3/15/10		132,000	127,545
Intelsat Ltd.:
9.25% 6/15/16		120,000	126,900
11.25% 6/15/16		475,000	532,000
Level 3 Financing, Inc.:
8.75% 2/15/17 (g)		460,000	453,675
12.25% 3/15/13		490,000	561,050
MobiFon Holdings BV 12.5% 7/31/10		280,000	298,200
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	303,525
NTL Cable PLC:
8.75% 4/15/14		245,000	252,963
9.125% 8/15/16		175,000	183,750
PT Indosat International Finance Co. BV 7.125% 6/22/12 (g)		90,000	90,675
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	23,500
7.75% 2/15/31		25,000	24,125
Qwest Corp.:
7.5% 10/1/14		50,000	51,125
7.875% 9/1/11		320,000	333,600
8.61% 6/15/13 (i)		350,000	383,250
8.875% 3/15/12		1,370,000	1,476,175
Telecom Egypt SAE:
9.672% 2/4/10 (i)	EGP	196,300	34,070
10.95% 2/4/10	EGP	196,300	35,105
Telefonica de Argentina SA 9.125% 11/7/10		185,000	195,175

		Principal Amount (d)	Value
Telenet Group Holding NV 0% 6/15/14 (e)(g)		$ 363,000	$ 342,128
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	18,000
6.875% 7/15/28		120,000	104,850
U.S. West Communications:
6.875% 9/15/33		1,615,000	1,518,100
7.2% 11/10/26		5,000	5,063
7.25% 9/15/25		35,000	34,913
7.25% 10/15/35		155,000	149,381
7.5% 6/15/23		25,000	24,875
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		365,000	419,750
			9,898,986
Wireless Telecommunication Services - 1.2%
American Tower Corp. 7.125% 10/15/12		685,000	700,413
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		440,000	471,900
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	276,075
Digicel Ltd. 9.25% 9/1/12 (g)		300,000	315,375
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		300,000	309,000
Millicom International Cellular SA 10% 12/1/13		480,000	520,200
Mobile Telesystems Finance SA 8.375% 10/14/10 (g)		375,000	391,125
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		200,000	204,500
Telecom Personal SA 9.25% 12/22/10 (g)		460,000	483,575
			3,672,163
TOTAL TELECOMMUNICATION SERVICES			13,571,149
UTILITIES - 1.0%
Electric Utilities - 0.6%
Abu Dhabi National Energy Co. Pjsc 4.375% 10/28/13	EUR	50,000	64,760
AES Gener SA 7.5% 3/25/14		200,000	208,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	227,000
Compania de Transporte de Energia Electica de Alta Tension Transener SA 8.875% 12/15/16 (g)		185,000	184,075
Edison Mission Energy:
7.5% 6/15/13		380,000	376,200
7.75% 6/15/16		190,000	188,338
National Power Corp. 6.875% 11/2/16 (g)		100,000	99,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Reliant Energy, Inc.:
7.625% 6/15/14		$ 270,000	$ 263,250
7.875% 6/15/17		220,000	214,500
			1,825,623
Gas Utilities - 0.3%
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	199,500
8% 3/1/32		410,000	459,200
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		255,000	244,481
			903,181
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	116,000
Tenaska Alabama Partners LP 7% 6/30/21 (g)		94,269	96,154
			212,154
Multi-Utilities - 0.0%
Aquila, Inc. 14.875% 7/1/12		120,000	151,800
Utilicorp United, Inc. 9.95% 2/1/11 (i)		3,000	3,210
			155,010
TOTAL UTILITIES			3,095,968
TOTAL NONCONVERTIBLE BONDS			86,726,195
TOTAL CORPORATE BONDS (Cost $86,437,038)			87,436,910
U.S. Government and Government Agency Obligations - 22.0%

U.S. Government Agency Obligations - 9.9%
Fannie Mae:
3.25% 1/15/08		3,800,000	3,757,562
3.25% 2/15/09		4,556,000	4,417,397
4.125% 5/15/10		700,000	680,143
4.25% 5/15/09		40,000	39,345
4.625% 10/15/13		250,000	240,208
4.75% 12/15/10		7,156,000	7,055,229
4.875% 4/15/09		652,000	648,286
5.125% 9/2/08		950,000	948,325
5.375% 6/12/17		1,106,000	1,097,245
6% 5/15/11		580,000	595,263
6.375% 6/15/09		30,000	30,654
6.625% 9/15/09		265,000	272,801
7.25% 1/15/10		827,000	866,774
Freddie Mac:
3.625% 9/15/08		2,912,000	2,856,617

		Principal Amount (d)	Value
4% 8/17/07		$ 58,000	$ 57,896
4.125% 10/18/10		2,050,000	1,983,929
4.75% 3/5/09		3,468,000	3,441,990
4.75% 3/5/12		750,000	733,953
5% 6/11/09		1,000,000	996,250
5.125% 4/18/11		250,000	249,063
5.25% 7/18/11		5,000	5,000
5.75% 3/15/09		500,000	504,182
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			31,478,112
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13		799,946	767,055
2% 1/15/14		55,918	53,726
2.375% 4/15/11		728,763	720,577
2.5% 7/15/16		409,288	404,858
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			1,946,216
U.S. Treasury Obligations - 11.5%
U.S. Treasury Bonds:
4.75% 2/15/37		250,000	235,723
6.125% 8/15/29		5,221,000	5,856,495
6.25% 8/15/23		4,200,000	4,663,642
U.S. Treasury Notes:
4.5% 11/15/15		8,350,000	8,053,834
4.5% 5/15/17		1,000,000	958,750
4.625% 11/15/16		1,400,000	1,356,797
4.75% 2/28/09		1,800,000	1,794,515
4.75% 5/31/12 (m)		9,668,000	9,592,454
4.875% 4/30/08		2,420,000	2,416,786
5% 7/31/08		1,740,000	1,739,457
TOTAL U.S. TREASURY OBLIGATIONS			36,668,453
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $71,025,773)			70,092,781
U.S. Government Agency - Mortgage Securities - 6.3%

Fannie Mae - 4.2%
3.585% 9/1/33 (i)		45,726	44,921
3.72% 6/1/33 (i)		142,383	142,053
3.75% 4/1/34 (i)		132,021	129,763
3.783% 6/1/33 (i)		170,843	171,197
3.902% 5/1/34 (i)		68,270	67,270
3.91% 5/1/33 (i)		46,068	46,358
3.918% 9/1/33 (i)		130,841	129,744
3.944% 5/1/34 (i)		52,929	52,154
3.962% 9/1/33 (i)		94,978	93,923
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
3.998% 4/1/34 (i)		$ 136,847	$ 134,982
4% 9/1/13 to 10/1/20		296,911	277,096
4.003% 8/1/33 (i)		65,889	65,070
4.031% 3/1/34 (i)		247,738	244,551
4.036% 6/1/34 (i)		98,302	96,901
4.068% 3/1/35 (i)		179,241	177,551
4.12% 4/1/34 (i)		162,758	160,936
4.126% 5/1/34 (i)		130,254	128,825
4.188% 11/1/34 (i)		130,023	130,601
4.205% 6/1/34 (i)		106,691	105,335
4.288% 6/1/34 (i)		117,390	116,373
4.355% 10/1/19 (i)		12,755	12,585
4.4% 8/1/34 (i)		309,717	311,037
4.419% 8/1/34 (i)		294,771	291,629
4.482% 1/1/35 (i)		72,571	71,564
4.484% 12/1/34 (i)		6,463	6,381
4.485% 11/1/33 (i)		15,027	14,955
4.5% 5/1/18 to 9/1/18		99,743	95,042
4.638% 8/1/35 (i)		75,437	75,108
4.655% 10/1/34 (i)		41,137	40,779
4.688% 2/1/35 (i)		199,321	197,132
4.733% 12/1/35 (i)		441,223	438,481
4.784% 12/1/35 (i)		45,757	45,679
4.79% 6/1/35 (i)		71,193	70,323
4.799% 4/1/35 (i)		119,053	119,174
4.8% 7/1/35 (i)		56,254	55,523
4.809% 1/1/36 (i)		264,193	261,465
4.812% 11/1/35 (i)		101,476	101,749
4.848% 7/1/35 (i)		120,662	119,202
4.878% 7/1/34 (i)		58,990	58,758
4.883% 10/1/35 (i)		17,815	17,769
4.893% 5/1/35 (i)		17,223	17,041
4.896% 11/1/35 (i)		106,493	106,415
5% 6/1/14 to 1/1/19		1,293,303	1,254,864
5.004% 2/1/34 (i)		101,432	100,259
5.016% 5/1/35 (i)		135,588	134,580
5.047% 12/1/32 (i)		88,974	88,598
5.102% 10/1/35 (i)		92,604	91,767
5.108% 10/1/35 (i)		45,620	45,222
5.114% 1/1/36 (i)		180,250	178,654
5.135% 7/1/34 (i)		23,364	23,336
5.136% 8/1/36 (i)		310,948	311,277
5.152% 7/1/35 (i)		175,129	174,059
5.167% 3/1/36 (i)		141,004	140,306
5.26% 5/1/35 (i)		56,714	56,516
5.263% 11/1/36 (i)		22,949	23,002
5.273% 4/1/36 (i)		56,153	56,641
5.311% 3/1/36 (i)		373,171	371,817
5.365% 2/1/36 (i)		100,730	100,987
5.371% 2/1/36 (i)		17,576	17,622
5.379% 12/1/36 (i)		36,908	36,833

		Principal Amount (d)	Value
5.394% 7/1/35 (i)		$ 26,695	$ 26,645
5.407% 2/1/37 (i)		37,703	37,672
5.439% 2/1/37 (i)		186,045	186,353
5.483% 6/1/47 (i)		30,000	30,055
5.5% 12/1/13 to 9/1/19		1,334,304	1,319,910
5.533% 11/1/36 (i)		43,620	43,771
5.612% 2/1/36 (i)		45,771	45,852
5.668% 4/1/36 (i)		149,969	150,316
5.672% 6/1/36 (i)		100,766	101,041
5.672% 4/1/37 (i)		172,017	172,851
5.755% 4/1/36 (i)		80,895	81,173
5.797% 3/1/36 (i)		112,509	112,993
5.807% 5/1/36 (i)		34,603	34,792
5.816% 1/1/36 (i)		33,963	34,015
5.834% 3/1/36 (i)		74,257	74,613
5.839% 5/1/36 (i)		235,918	237,162
5.847% 6/1/35 (i)		135,073	135,747
5.895% 12/1/36 (i)		61,531	61,802
5.925% 6/1/36 (i)		906,482	912,191
5.937% 6/1/36 (i)		223,814	225,276
5.946% 5/1/36 (i)		106,263	107,020
6% 5/1/12 to 9/1/19		145,623	146,479
6.044% 4/1/36 (i)		612,908	618,175
6.226% 3/1/37 (i)		19,997	20,158
6.5% 12/1/08 to 7/1/26		108,709	110,395
7.5% 5/1/37		49,390	51,146
TOTAL FANNIE MAE			13,327,338
Freddie Mac - 2.1%
3.378% 7/1/33 (i)		95,442	94,565
4% 5/1/19 to 11/1/20		299,778	277,990
4.004% 5/1/33 (i)		216,670	216,232
4.179% 1/1/35 (i)		207,221	205,350
4.5% 2/1/18 to 8/1/33		233,119	220,767
4.569% 6/1/33 (i)		67,888	67,866
4.663% 2/1/35 (i)		514,999	506,953
4.701% 9/1/36 (i)		39,944	39,712
4.705% 9/1/35 (i)		212,450	211,683
4.794% 2/1/36 (i)		18,535	18,217
4.842% 5/1/35 (i)		484,675	477,864
4.873% 10/1/35 (i)		85,000	85,031
4.924% 10/1/36 (i)		187,166	186,610
5% 7/1/18 to 7/1/19		342,719	332,519
5.013% 7/1/35 (i)		210,000	208,284
5.021% 4/1/35 (i)		4,704	4,608
5.126% 7/1/35 (i)		51,385	50,876
5.362% 3/1/37 (i)		30,000	29,883
5.489% 2/1/37 (i)		157,806	156,704
5.498% 1/1/36 (i)		43,363	43,197
5.5% 8/1/14 to 11/1/19		297,816	293,849
5.586% 3/1/36 (i)		253,294	252,775
5.625% 5/1/37 (i)		134,983	133,473
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
5.673% 8/1/36 (i)		$ 275,000	$ 274,707
5.732% 4/1/36 (i)		657,409	657,824
5.806% 5/1/37 (i)		320,000	320,447
5.858% 5/1/37 (i)		30,000	30,118
5.863% 5/1/37 (i)		190,000	190,494
6% 10/1/16 to 2/1/19		146,026	146,854
6.084% 2/1/37 (i)		300,000	301,913
6.157% 12/1/36 (i)		329,305	331,061
6.5% 12/1/14 to 3/1/22		398,935	406,264
TOTAL FREDDIE MAC			6,774,690
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $20,174,745)			20,102,028
Collateralized Mortgage Obligations - 2.0%

U.S. Government Agency - 2.0%
Fannie Mae planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	435,276
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		14,712	14,239
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2005-45 Class XA, 5.66% 6/25/35 (i)		692,909	692,223
planned amortization class:
Series 2002-11 Class UC, 6% 3/25/17		153,329	154,387
Series 2003-113:
Class PD, 4% 2/25/17		260,000	245,769
Class PE, 4% 11/25/18		80,000	71,596
Series 2003-70 Class BJ, 5% 7/25/33		45,000	41,078
Series 2003-85 Class GD, 4.5% 9/25/18		60,000	56,778
Series 2004-80 Class LD, 4% 1/25/19		100,000	93,456
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	68,245
Class KD, 4.5% 7/25/18		165,000	157,350
Series 2006-4 Class PB, 6% 9/25/35		315,000	314,980
sequential payer:
Series 2002-58 Class HC, 5.5% 9/25/17		720	717
Series 2003-18 Class EY, 5% 6/25/17		189,862	186,819

		Principal Amount (d)	Value
Series 2004-95 Class AN, 5.5% 1/25/25		$ 127,500	$ 126,378
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	34,291
Series 2005-47 Class AK, 5% 6/25/20		370,000	352,545
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		10,223	10,257
Freddie Mac Multi-class participation certificates guaranteed:
floater Series 2630 Class FL, 5.82% 6/15/18 (i)		4,163	4,212
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		173,104	172,727
Series 2622 Class PE, 4.5% 5/15/18		475,000	450,171
Series 2628 Class OP, 3.5% 11/15/13		94,519	93,717
Series 2649 Class TQ, 3.5% 12/15/21		59,441	58,952
Series 2695 Class DG, 4% 10/15/18		220,000	200,482
Series 2773 Class EG, 4.5% 4/15/19		725,000	682,571
Series 2831 Class PB, 5% 7/15/19		200,000	192,427
Series 2996 Class MK, 5.5% 6/15/35		46,267	45,978
Series 3013 Class AF, 5.57% 5/15/35 (i)		839,365	838,805
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		19,040	18,521
Series 2572 Class HK, 4% 2/15/17		28,187	27,250
Series 2617 Class GW, 3.5% 6/15/16		28,369	27,830
Series 2685 Class ND, 4% 10/15/18		85,000	75,699
Series 2773 Class TA, 4% 11/15/17		159,895	153,042
Series 2849 Class AL, 5% 5/15/18		78,355	76,566
Series 2860 Class CP, 4% 10/15/17		27,707	26,832
Series 2937 Class HJ, 5% 10/15/19		91,729	89,958
Series 2863 Class DB, 4% 9/15/14		13,186	12,433
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,335,550)			6,304,557
Commercial Mortgage Securities - 0.0%
		Principal Amount (d)	Value
Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (i) (Cost $98,550)	GBP	50,000	$ 100,375
Foreign Government and Government Agency Obligations - 20.1%

Arab Republic 8.6002% 10/9/07	EGP	250,000	43,099
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		$ 534,040	520,956
5.475% 8/3/12 (i)		765,000	726,737
7% 3/28/11		590,000	575,807
7% 9/12/13		1,105,000	1,028,233
10.4173% 3/5/08 (i)	ARS	359,530	116,826
Brazilian Federative Republic:
6% 9/15/13		216,667	216,450
7.125% 1/20/37		270,000	292,680
8.25% 1/20/34		280,000	344,400
8.75% 2/4/25		255,000	317,475
10% 1/1/10	BRL	204,000	104,132
11% 8/17/40		1,160,000	1,521,920
12.25% 3/6/30		495,000	839,025
12.75% 1/15/20		335,000	519,250
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		15,000	17,269
Canadian Government:
4% 6/1/17	CAD	1,400,000	1,256,813
4.5% 9/1/07	CAD	900,000	844,517
5.25% 6/1/12	CAD	3,250,000	3,143,065
5.5% 6/1/09	CAD	1,420,000	1,355,149
5.75% 6/1/29	CAD	500,000	548,904
Central Bank of Nigeria promissory note 5.092% 1/5/10		152,169	146,551
Colombian Republic:
7.375% 9/18/37		505,000	562,318
11.75% 2/25/20		115,000	169,338
Dominican Republic:
Brady 6.3125% 8/30/09 (i)		64,573	64,637
6.25% 8/30/24 (i)		750,000	748,875
9.04% 1/23/18 (g)		240,455	272,075
9.5% 9/27/11		212,433	225,498
Ecuador Republic:
10% 8/15/30 (Reg. S)		530,000	434,600
euro par 5% 2/28/25		76,000	54,340
Finnish Government 3.875% 9/15/17	EUR	3,100,000	3,942,549
French Republic:
3% 1/12/10	EUR	50,000	65,281
3.5% 7/12/11	EUR	4,675,000	6,088,169
3.75% 4/25/17	EUR	3,890,000	4,910,041
4% 4/25/55	EUR	100,000	117,635
5.5% 4/25/29	EUR	60,000	89,376

		Principal Amount (d)	Value
German Federal Republic:
3.75% 12/12/08	EUR	150,000	$ 200,980
4% 4/13/12	EUR	130,000	171,983
Indonesian Republic:
6.625% 2/17/37 (g)		$ 300,000	288,000
6.75% 3/10/14		165,000	168,300
Islamic Republic of Pakistan:
6.75% 2/19/09		65,000	65,000
7.125% 3/31/16 (g)		100,000	99,000
Japan Government:
0.5751% 9/3/07	JPY	150,000,000	1,216,588
0.78% 7/20/20 (i)	JPY	50,000,000	379,466
0.9% 11/20/20 (i)	JPY	50,000,000	388,072
1.4% 3/21/11	JPY	160,000,000	1,304,410
1.5% 3/20/14	JPY	95,000,000	764,358
1.8% 3/20/16	JPY	170,000,000	1,380,829
2.4% 12/20/34	JPY	130,000,000	1,047,726
Real Return Bond 1.1% 12/10/16	JPY	124,250,000	996,038
Lebanese Republic:
7.125% 3/5/10		40,000	38,600
7.875% 5/20/11 (Reg. S)		255,000	246,075
8.625% 6/20/13		75,000	73,500
8.63% 11/30/09 (g)(i)		115,000	114,281
8.63% 11/30/09 (i)		435,000	432,281
Peruvian Republic:
6.1425% 3/7/27 (i)		70,000	69,818
euro Brady past due interest 6.125% 3/7/17 (i)		485,450	485,450
Philippine Republic:
8.25% 1/15/14		420,000	459,396
8.875% 3/17/15		215,000	245,917
9% 2/15/13		330,000	369,204
9.5% 2/2/30		80,000	104,304
9.875% 1/15/19		345,000	435,563
10.625% 3/16/25		205,000	285,729
Polish Government 5% 10/19/15		15,000	14,192
Republic of Fiji 6.875% 9/13/11		100,000	94,000
Republic of Hungary 4.75% 2/3/15		15,000	14,062
Republic of Serbia 3.75% 11/1/24 (f)(g)		165,000	155,719
Russian Federation:
7.5% 3/31/30 (Reg. S)		2,582,025	2,843,455
12.75% 6/24/28 (Reg. S)		410,000	724,675
South African Republic 6.5% 6/2/14		15,000	15,506
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	134,810	105,479
6.875% 3/17/36		435,000	412,706
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Turkish Republic: - continued
7% 9/26/16		$ 800,000	$ 809,600
7.375% 2/5/25		295,000	302,965
11% 1/14/13		670,000	804,335
11.875% 1/15/30		415,000	636,506
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		650,000	646,607
United Kingdom, Great Britain & Northern Ireland:
4.25% 6/7/32	GBP	50,000	90,710
4.25% 3/7/36	GBP	635,000	1,160,776
4.75% 9/7/15	GBP	840,000	1,600,878
5% 3/7/08	GBP	260,000	519,903
5% 9/7/14	GBP	581,000	1,124,810
5% 3/7/25	GBP	600,000	1,181,980
8% 6/7/21	GBP	675,000	1,704,677
United Mexican States:
6.75% 9/27/34		80,000	85,400
7.5% 4/8/33		370,000	429,200
8.3% 8/15/31		675,000	847,969
9% 12/20/12	MXN	1,085,000	106,240
Uruguay Republic:
5% 9/14/18	UYU	2,089,618	98,256
8% 11/18/22		318,878	358,738
Venezuelan Republic:
6% 12/9/20		165,000	133,650
6.355% 4/20/11 (i)		470,000	454,960
7.65% 4/21/25		430,000	390,225
8.5% 10/8/14		200,000	203,000
9.25% 9/15/27		495,000	516,038
9.375% 1/13/34		225,000	235,688
10.75% 9/19/13		455,000	507,325
13.625% 8/15/18		321,000	439,770
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		90,000	75,150
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $62,699,358)			63,900,008
Supranational Obligations - 0.2%

European Investment Bank:
4% 10/15/37	EUR	100,000	117,859
4.75% 10/15/17	EUR	325,000	439,217
Inter-American Development Bank 6.625% 4/17/17	PEN	400,000	133,410
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $687,221)			690,486
Common Stocks - 0.4%
		Shares	Value
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Intermet Corp. (a)(k)		6,092	$ 11,027
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	258,310
Hotels, Restaurants & Leisure - 0.1%
Centerplate, Inc. unit		10,000	175,500
TOTAL CONSUMER DISCRETIONARY			444,837
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		29,356	578,313
Northwest Airlines Corp. (a)		6,799	150,938
			729,251
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	3,842
TOTAL COMMON STOCKS (Cost $1,001,856)			1,177,930
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	15,036
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		68	73,780
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		255	311,100
TOTAL NONCONVERTIBLE PREFERRED STOCKS			384,880
TOTAL PREFERRED STOCKS (Cost $360,931)			399,916
Floating Rate Loans - 4.6%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.5%
Auto Components - 0.2%
Dana Corp. term loan 7.88% 4/13/08 (i)		$ 140,000	$ 139,825
Delphi Corp. term loan 8.125% 12/31/07 (i)		120,000	120,000
Lear Corp. term loan 7.832% 4/25/12 (i)		129,610	127,342
The Goodyear Tire & Rubber Co. Tranche 3, term loan 8.82% 3/1/11 (i)		190,000	190,000
			577,167
Automobiles - 0.5%
AM General LLC:
Tranche B, term loan 8.38% 9/30/13 (i)		196,452	197,434
8.32% 9/30/12 (i)		6,774	6,808
Ford Motor Co. term loan 8.36% 12/15/13 (i)		1,263,650	1,265,230
General Motors Corp. term loan 7.725% 11/29/13 (i)		59,850	60,000
			1,529,472
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6596% 3/1/12 (i)		220,000	217,800
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.36% 2/16/14 (i)		19,223	19,247
OSI Restaurant Partners, Inc.:
term loan 7.625% 6/14/14 (i)		36,992	37,039
7.61% 6/14/13 (i)		3,008	3,011
Six Flags, Inc. Tranche B, term loan 7.61% 4/30/15 (i)		50,000	49,375
			108,672
Household Durables - 0.0%
Yankee Candle Co., Inc. term loan 7.36% 2/6/14 (i)		19,950	20,000
Media - 0.3%
Advanstar, Inc. Tranche 2LN, term loan 10.32% 11/30/14 (i)		30,000	30,000
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.32% 3/6/14 (i)		306,000	302,940
7.36% 3/6/14 (i)		220,000	217,800
CSC Holdings, Inc. Tranche B, term loan 7.07% 3/29/13 (i)		306,900	306,516
Discovery Communications, Inc. term loan 7.36% 5/14/14 (i)		70,000	70,219

		Principal Amount (d)	Value
Riverdeep Interactive Learning USA, Inc. term loan:
8.11% 12/20/13 (i)		$ 59,749	$ 59,824
12.06% 12/21/07 (i)		60,566	60,490
			1,047,789
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.3577% 4/6/13 (i)		103,291	103,291
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 8.11% 5/29/14 (i)		270,000	263,250
Michaels Stores, Inc. term loan 7.625% 10/31/13 (i)		290,000	285,650
Sally Holdings LLC Tranche B, term loan 7.86% 11/16/13 (i)		49,625	49,997
Toys 'R' US, Inc. term loan 8.32% 12/9/08 (i)		290,000	291,450
			890,347
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.105% 3/5/14 (i)		90,000	91,463
Tranche B 1LN, term loan 7.105% 9/5/13 (i)		250,039	250,977
			342,440
TOTAL CONSUMER DISCRETIONARY			4,836,978
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 6.875% 6/5/13 (i)		66,667	66,833
Food & Staples Retailing - 0.0%
Rite Aid Corp. Tranche ABL, term loan 7.07% 6/4/14 (i)		160,000	160,000
Household Products - 0.1%
Spectrum Brands, Inc.:
Tranche B1, term loan 9.3449% 3/30/13 (i)		171,095	171,095
Tranche B2, term loan 9.32% 3/30/13 (i)		30,447	30,447
9.17% 3/30/13 (i)		8,458	8,479
			210,021
TOTAL CONSUMER STAPLES			436,854
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.36% 1/12/14 (i)		35,800	35,979
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.2494% 12/28/13 (i)		27,568	27,705
Floating Rate Loans - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Coffeyville Resources LLC: - continued
Tranche D, term loan 8.3495% 12/28/13 (i)		$ 142,076	$ 142,787
Helix Energy Solutions Group, Inc. term loan 7.3297% 7/1/13 (i)		79,396	79,595
Sandridge Energy, Inc. term loan 8.625% 4/1/15		230,000	234,888
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (i)		29,032	29,032
term loan 7.3565% 10/31/12 (i)		118,851	118,851
Venoco, Inc. Tranche 2LN, term loan 9.36% 5/7/14 (i)		30,000	30,000
			662,858
TOTAL ENERGY			698,837
FINANCIALS - 0.3%
Diversified Financial Services - 0.1%
The NASDAQ Stock Market, Inc.:
Tranche B, term loan 7.07% 4/18/12 (i)		174,391	174,391
Tranche C, term loan 7.07% 4/18/12 (i)		101,090	101,090
			275,481
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.07% 12/16/10 (i)		167,447	168,075
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.35% 10/10/13 (i)		362,424	358,800
8.32% 10/10/13 (i)		97,576	96,600
			455,400
TOTAL FINANCIALS			898,956
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Community Health Systems, Inc.:
term loan 7.57% 6/28/14 (i)		356,489	356,489
Tranche DD, term loan 6/28/14 (i)(l)		23,511	23,511
HCA, Inc. Tranche B, term loan 7.61% 11/17/13 (i)		746,250	747,183
Health Management Associates, Inc. Tranche B, term loan 7.11% 2/28/14 (i)		59,850	59,775
			1,186,958

		Principal Amount (d)	Value
INDUSTRIALS - 0.4%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.104% 2/21/13 (i)		$ 10,000	$ 10,050
Tranche 2LN, term loan 14.25% 2/21/14 (i)		20,000	20,200
Hawker Beechcraft Corp.:
term loan 7.35% 3/26/14 (i)		183,936	183,476
7.35% 3/26/14 (i)		15,603	15,564
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (i)		19,633	19,732
Tranche 2LN, term loan 11.11% 3/28/14 (i)		10,000	10,175
			259,197
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 7.07% 3/28/14 (i)		28,504	28,576
term loan 7.1006% 3/28/14 (i)		52,453	52,584
Aramark Corp.:
term loan 7.36% 1/26/14 (i)		109,496	109,359
7.445% 1/26/14 (i)		8,559	8,549
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.375% 2/7/15 (i)		40,000	40,150
			239,218
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.125% 1/31/14 (i)		25,248	25,311
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.097% 10/3/12 (i)		9,762	9,749
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.375% 10/17/12 (i)		8,889	8,900
Dresser, Inc.:
Tranche 2LN, term loan 11.11% 5/4/15 pay-in-kind (i)		230,000	232,875
Tranche B 1LN, term loan 7.86% 5/4/14 (i)		40,000	40,000
Navistar International Corp.:
term loan 8.6099% 1/19/12 (i)		124,667	125,290
Credit-Linked Deposit 8.5907% 1/19/12 (i)		45,333	45,560
			452,625
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.07% 7/31/13 (i)		39,700	39,750
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 0.1%
Neff Corp. Tranche 2LN, term loan 8.895% 11/30/14 (i)		$ 50,000	$ 50,125
VWR Funding, Inc. term loan 7.86% 6/27/14 (i)		90,000	89,831
			139,956
TOTAL INDUSTRIALS			1,165,806
INFORMATION TECHNOLOGY - 0.5%
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.32% 3/20/13 (i)		188,100	188,335
SunGard Data Systems, Inc. term loan 7.3556% 2/28/14 (i)		539,340	540,014
			728,349
Semiconductors & Semiconductor Equipment - 0.2%
Advanced Micro Devices, Inc. term loan 7.36% 12/31/13 (i)		169,355	169,144
Freescale Semiconductor, Inc. term loan 7.11% 12/1/13 (i)		268,650	263,949
			433,093
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.61% 6/11/14 (i)		230,000	229,138
Open Solutions, Inc. term loan 7.445% 1/23/14 (i)		19,954	19,954
			249,092
TOTAL INFORMATION TECHNOLOGY			1,410,534
MATERIALS - 0.5%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 11.61% 6/5/14 (i)		300,000	286,500
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (i)		12,308	12,308
term loan 7.0994% 4/2/14 (i)		67,692	67,692
Lyondell Chemical Co. term loan 6.8563% 8/16/13 (i)		248,125	247,815
Momentive Performance Materials, Inc. Tranche B1, term loan 7.625% 12/4/13 (i)		59,700	59,551
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (i)		18,903	18,997
			692,863

		Principal Amount (d)	Value
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.35% 4/3/15 (i)		$ 269,325	$ 267,305
Metals & Mining - 0.0%
Aleris International, Inc. term loan 7.375% 12/19/13 (i)		149,625	147,755
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.11% 12/23/12 (i)		561,450	561,450
TOTAL MATERIALS			1,669,373
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.855% 1/12/14 (i)		100,000	100,000
Level 3 Communications, Inc. term loan 7.605% 3/13/14 (i)		440,000	439,450
Paetec Communications, Inc. Tranche B, term loan 8.82% 2/28/13 (i)		29,925	29,962
Wind Telecomunicazioni SpA:
term loan 12.6088% 12/12/11 pay-in-kind (i)		186,582	186,541
Tranche 2, term loan 11.59% 3/21/15 (i)		140,000	142,100
Tranche B, term loan 7.84% 9/21/13 (i)		70,000	70,175
Tranche C, term loan 8.59% 9/21/14 (i)		70,000	70,175
			1,038,403
Wireless Telecommunication Services - 0.1%
American Cellular Corp.:
term loan 3/15/14 (i)(l)		3,871	3,861
Tranche B, term loan 7.32% 3/15/14 (i)		36,039	35,994
Leap Wireless International, Inc. Tranche B, term loan 7.36% 6/16/13 (i)		39,600	39,600
MetroPCS Wireless, Inc. Tranche B, term loan 7.625% 11/3/13 (i)		79,400	79,499
			158,954
TOTAL TELECOMMUNICATION SERVICES			1,197,357
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.485% 12/20/13 (i)		12,069	12,099
Tranche 1LN, revolver loan 7.485% 12/20/13 (i)		3,379	3,388
Tranche 2LN, term loan 9.61% 6/20/14 (i)		20,000	20,275
Floating Rate Loans - continued
		Principal Amount (d)	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Boston Generating LLC: - continued
Tranche B 1LN, term loan 7.61% 12/20/13 (i)		$ 54,279	$ 54,415
Calpine Corp. Tranche D, term loan 7.61% 3/29/09 (i)		418,950	418,950
NRG Energy, Inc.:
term loan:
6/8/14 (i)(l)		91,924	91,465
7.07% 2/1/13 (i)		287,852	287,493
7.07% 2/1/13 (i)		119,502	119,352
			1,007,437
TOTAL FLOATING RATE LOANS (Cost $14,526,280)			14,509,090
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank:
6.25% 3/28/13 (i)		40,682	40,275
6.25% 12/14/19 (i)		71,705	69,554
- Credit Suisse First Boston 6.25% 3/28/13 (i)		161,780	160,162
- Deutsche Bank 1.407% 3/28/13 (i)	JPY	2,258,837	17,286
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $273,073)		287,277
Fixed-Income Funds - 6.2%
	Shares
Fidelity Floating Rate Central Fund (j) (Cost $19,680,778)	195,466	19,634,560
Preferred Securities - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%	$ 800,000	833,837
Net Servicos de Comunicacao SA 9.25% (g)	400,000	411,019
		1,244,856

	Principal Amount (d)	Value
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%	$ 1,008,000	$ 1,036,357
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (i)	50,000	64,943
TOTAL PREFERRED SECURITIES (Cost $2,318,791)		2,346,156
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,377)	470,000	28,200
Money Market Funds - 12.6%
	Shares
Fidelity Cash Central Fund, 5.32% (b) (Cost $40,250,559)	40,250,559	40,250,559
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $325,875,880)		327,260,833
NET OTHER ASSETS - (2.8)%		(8,943,728)
NET ASSETS - 100%		$ 318,317,105
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed equal to 5.484% with Deutsche Bank	June 2010	$ 1,800,000	$ (4,223)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.254% with Credit Suisse First Boston	June 2009	900,000	1,995
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.35% with Bank of America	April 2037	200,000	7,869
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 5.51% with Morgan Stanley, Inc.	June 2009	$ 1,300,000	$ (3,342)
Receive semi-annually a fixed rate equal to 4.8825% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	April 2010	1,050,000	13,590
Receive semi-annually a fixed rate equal to 5.364% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	700,000	(39)
Receive semi-annually a fixed rate equal to 5.418% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2010	1,450,000	751
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	1,000,000	808
Receive semi-annually a fixed rate equal to 5.505% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2012	2,000,000	1,129
Receive semi-annually a fixed rate equal to 5.706% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2017	1,300,000	3,754

	Expiration Date	Notional Amount	Value
Receive semi-annually a fixed rate equal to 5.76% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	June 2016	$ 900,000	$ 7,649
Receive semi-annually a fixed rate equal to 5.79% and pay quarterly a floating rate based on 3-month LIBOR with Goldman Sachs	July 2016	200,000	2,135
		$ 12,800,000	$ 32,076
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,663,093 or 8.7% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,027 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	11/9/05	$ 115,372

(l) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $119,306 and $118,837, respectively. The coupon rate will be determined at time of settlement.

(m) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 677,815
Fidelity Floating Rate Central Fund	507,911
Total	$ 1,185,726

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,927,920	$ 12,774,734	$ -	$ 19,634,540	0.8%
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	72.3%
France	3.8%
Canada	3.0%
United Kingdom	2.7%
Japan	2.2%
Brazil	2.1%
Argentina	1.6%
Russia	1.3%
Venezuela	1.3%
Finland	1.2%
Mexico	1.0%
Turkey	1.0%
Others (individually less than 1%)	6.5%
100.0%
The information in the above table is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's fixed-income central funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

VIP Strategic Income Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2007 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $265,944,543)	$ 267,375,714
Fidelity Central Funds (cost $59,931,337)	59,885,119
Total Investments (cost $325,875,880)		$ 327,260,833
Cash		35,998
Foreign currency held at value (cost $6,358)		6,382
Receivable for investments sold		736,860
Receivable for fund shares sold		461,512
Dividends receivable		1,860
Interest receivable		3,804,335
Distributions receivable from Fidelity Central Funds		281,451
Swap agreements, at value		32,076
Prepaid expenses		454
Total assets		332,621,761

Liabilities
Payable for investments purchased: Regular delivery	$ 4,217,358
Delayed delivery	9,608,097
Payable for fund shares redeemed	231,400
Accrued management fee	150,104
Distribution fees payable	1,244
Other affiliated payables	39,923
Other payables and accrued expenses	56,530
Total liabilities		14,304,656

Net Assets		$ 318,317,105
Net Assets consist of:
Paid in capital		$ 308,620,129
Undistributed net investment income		7,826,726
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		443,588
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,426,662
Net Assets		$ 318,317,105

Statement of Assets and Liabilities - continued

June 30, 2007 (Unaudited)

Initial Class: Net Asset Value, offering price and redemption price per share ($123,962,655 ÷ 11,409,353 shares)	$ 10.87

Service Class: Net Asset Value, offering price and redemption price per share ($4,282,527 ÷ 395,180 shares)	$ 10.84

Service Class 2: Net Asset Value, offering price and redemption price per share ($4,259,983 ÷ 393,523 shares)	$ 10.83
Investor Class: Net Asset Value, offering price and redemption price per share ($185,811,940 ÷ 17,126,413 shares)	$ 10.85

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio

Statement of Operations

	Six months ended June 30, 2007 (Unaudited)

Investment Income
Dividends		$ 220,384
Interest		7,078,327
Income from Fidelity Central Funds		1,185,726
Total income		8,484,437

Expenses
Management fee	$ 786,317
Transfer agent fees	147,929
Distribution fees	7,450
Accounting fees and expenses	57,555
Custodian fees and expenses	25,446
Independent trustees' compensation	406
Audit	32,983
Legal	328
Miscellaneous	37,492
Total expenses before reductions	1,095,906
Expense reductions	(3,507)	1,092,399
Net investment income		7,392,038
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	583,541
Foreign currency transactions	25,367
Swap agreements	(6,775)
Total net realized gain (loss)		602,133
Change in net unrealized appreciation (depreciation) on: Investment securities	(3,933,253)
Assets and liabilities in foreign currencies	1,366
Swap agreements	32,076
Total change in net unrealized appreciation (depreciation)		(3,899,811)
Net gain (loss)		(3,297,678)
Net increase (decrease) in net assets resulting from operations		$ 4,094,360

Statement of Changes in Net Assets

	Six months ended June 30, 2007 (Unaudited)	Year ended December 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 7,392,038	$ 10,601,704
Net realized gain (loss)	602,133	881,056
Change in net unrealized appreciation (depreciation)	(3,899,811)	3,792,585
Net increase (decrease) in net assets resulting from operations	4,094,360	15,275,345
Distributions to shareholders from net investment income	-	(10,266,586)
Distributions to shareholders from net realized gain	(463,198)	(522,209)
Total distributions	(463,198)	(10,788,795)
Share transactions - net increase (decrease)	78,129,330	66,412,828
Total increase (decrease) in net assets	81,760,492	70,899,378

Net Assets
Beginning of period	236,556,613	165,657,235
End of period (including undistributed net investment income of $7,826,726 and undistributed net investment income of $434,688, respectively)	$ 318,317,105	$ 236,556,613

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.70	$ 10.40	$ 10.61	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.291	.579	.552	.510	.003
Net realized and unrealized gain (loss)	(.101)	.239	(.226)	.355	(.003)
Total from investment operations	.190	.818	.326	.865	-
Distributions from net investment income	-	(.493)	(.451)	(.245)	-
Distributions from net realized gain	(.020)	(.025)	(.085)	(.010)	-
Total distributions	(.020)	(.518)	(.536)	(.255)	-
Net asset value, end of period	$ 10.87	$ 10.70	$ 10.40	$ 10.61	$ 10.00
Total Return B, C, D	1.78%	7.87%	3.10%	8.66%	.00%
Ratios to Average Net Assets F, I
Expenses before reductions	.75% A	.74%	.75%	.85%	10.00% A
Expenses net of fee waivers, if any	.75% A	.74%	.75%	.85%	1.00% A
Expenses net of all reductions	.75% A	.74%	.75%	.84%	1.00% A
Net investment income	5.41% A	5.40%	5.19%	5.02%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 123,963	$ 123,870	$ 135,352	$ 94,154	$ 3,001
Portfolio turnover rate G	74% A	83%	100%	78%	0%

AAnnualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown.E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to December 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Service Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.68	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.285	.567	.541	.485	.003
Net realized and unrealized gain (loss)	(.105)	.241	(.225)	.355	(.003)
Total from investment operations	.180	.808	.316	.840	-
Distributions from net investment income	-	(.483)	(.441)	(.240)	-
Distributions from net realized gain	(.020)	(.025)	(.085)	(.010)	-
Total distributions	(.020)	(.508)	(.526)	(.250)	-
Net asset value, end of period	$ 10.84	$ 10.68	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	1.69%	7.78%	3.01%	8.41%	.00%
Ratios to Average Net Assets F, I
Expenses before reductions	.85% A	.84%	.85%	1.15%	10.10% A
Expenses net of fee waivers, if any	.85% A	.84%	.85%	1.10%	1.10% A
Expenses net of all reductions	.85% A	.84%	.85%	1.10%	1.10% A
Net investment income	5.31% A	5.30%	5.09%	4.77%	1.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,283	$ 4,211	$ 3,907	$ 3,795	$ 3,501
Portfolio turnover rate G	74% A	83%	100%	78%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to December 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

VIP Strategic Income Portfolio

Financial Highlights - Service Class 2

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005	2004	2003 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.67	$ 10.38	$ 10.59	$ 10.00	$ 10.00
Income from Investment Operations
Net investment income E	.277	.551	.524	.469	.003
Net realized and unrealized gain (loss)	(.097)	.232	(.224)	.356	(.003)
Total from investment operations	.180	.783	.300	.825	-
Distributions from net investment income	-	(.468)	(.425)	(.225)	-
Distributions from net realized gain	(.020)	(.025)	(.085)	(.010)	-
Total distributions	(.020)	(.493)	(.510)	(.235)	-
Net asset value, end of period	$ 10.83	$ 10.67	$ 10.38	$ 10.59	$ 10.00
Total Return B, C, D	1.69%	7.54%	2.86%	8.26%	.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.00% A	.99%	1.00%	1.30%	10.25% A
Expenses net of fee waivers, if any	1.00% A	.99%	1.00%	1.25%	1.25% A
Expenses net of all reductions	1.00% A	.99%	1.00%	1.25%	1.25% A
Net investment income	5.16% A	5.15%	4.94%	4.62%	1.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,260	$ 4,192	$ 3,895	$ 3,789	$ 3,500
Portfolio turnover rate G	74% A	83%	100%	78%	0%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period December 23, 2003 (commencement of operations) to December 31, 2003. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Investor Class

	Six months ended June 30, 2007	Years ended December 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.69	$ 10.39	$ 10.69
Income from Investment Operations
Net investment income E	.285	.570	.235
Net realized and unrealized gain (loss)	(.105)	.246	(.065)
Total from investment operations	.180	.816	.170
Distributions from net investment income	-	(.491)	(.450)
Distributions from net realized gain	(.020)	(.025)	(.020)
Total distributions	(.020)	(.516)	(.470)
Net asset value, end of period	$ 10.85	$ 10.69	$ 10.39
Total Return B, C, D	1.69%	7.85%	1.59%
Ratios to Average Net Assets F, I
Expenses before reductions	.83% A	.82%	.86% A
Expenses net of fee waivers, if any	.83% A	.82%	.85% A
Expenses net of all reductions	.82% A	.82%	.85% A
Net investment income	5.33% A	5.32%	5.09% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 185,812	$ 104,283	$ 22,502
Portfolio turnover rate G	74% A	83%	100%
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown. D Total returns would have been lower had certain expenses not been reduced during the periods shown. E Calculated based on average shares outstanding during the period. F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H For the period July 21, 2005 (commencement of sale of shares) to December 31, 2005. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2007 (Unaudited)

1. Organization.

VIP Strategic Income Portfolio (the Fund) is a non-diversified fund of Variable Insurance Products Fund V (the trust) (formerly of Variable Insurance Products Fund IV) and is authorized to issue an unlimited number of shares. Effective April 19, 2007, the Board of Trustees approved an Agreement and Plan of Reorganization whereby the Fund reorganized into Variable Insurance Products Fund V effective June 29, 2007 (Trust Reorganization). The Trust Reorganization does not impact the Fund's investment strategies or Fidelity Management & Research Company's (FMR) management of the Fund. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Fund offers the following classes of shares: Initial Class shares, Service Class shares, Service Class 2 shares and Investor Class shares. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices

Fidelity Floating Rate Central Fund	Fidelity Management & Research Company, Inc. (FMRC)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments, Repurchase Agreements, Restricted Securities

A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at advisor.fidelity.com. A complete list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued and net asset value per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

VIP Strategic Income Portfolio

3. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned, with any distributions receivable as of period end included in Distributions receivable from Fidelity Central Funds on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. All legal and other expenses associated with the Trust Reorganization will be paid by FMR.

Income Tax Information and Distributions to Shareholders. The Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. The Fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes, on June 29, 2007. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the tax years in the three year period ended June 29, 2007, remains subject to examination by the Internal Revenue Service. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, defaulted bonds, market discount, partnerships (including allocations from Fidelity Central Funds), financing transactions, and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,252,415
Unrealized depreciation	(3,485,282)
Net unrealized appreciation (depreciation)	$ 1,767,133
Cost for federal income tax purposes	$ 325,493,700

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Swap Agreements. The Fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Interest rate swaps are agreements to exchange cash flows periodically based on a notional principal amount, for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. The primary risk associated with interest rate swaps is that unfavorable changes in the fluctuation of interest rates could adversely impact a fund.

Swaps are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian in compliance with swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Fund's Schedule of Investments under the caption "Swap Agreements".

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $82,752,564 and $41,446,616, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .57% of the Fund's average net assets.

VIP Strategic Income Portfolio

6. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate 12b-1 Plans for each Service Class of shares. Each Service Class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a service fee. For the period, the service fee is based on an annual rate of .10% of Service Class' average net assets and .25% of Service Class 2's average net assets.

For the period, each class paid FDC the following amounts, all of which were re-allowed to insurance companies for the distribution of shares and providing shareholder support services:

Service Class	$ 2,136
Service Class 2	5,314
$ 7,450

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing, and shareholder servicing agent. FIIOC receives an asset-based fee with respect to each class. Each class with the exception of Investor Class pays a transfer agent fee, excluding out of pocket expenses, equal to an annual rate of .07% of average net assets. Investor Class pays a monthly asset-based transfer agent fee of .14% of average net assets. The total transfer agent fees paid by each class to FIIOC, including out of pocket expenses, were as follows:

Initial Class	$ 42,766
Service Class	1,411
Service Class 2	1,403
Investor Class	102,349
$ 147,929

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $291 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,455.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 99% of the total outstanding shares of the Fund.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Other - continued

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

11. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2007	Year ended December 31, 2006
From net investment income
Initial Class	$ -	$ 5,433,880
Service Class	-	181,865
Service Class 2	-	175,714
Investor Class	-	4,475,127
Total	$ -	$ 10,266,586
From net realized gain
Initial Class	$ 225,895	$ 275,552
Service Class	7,889	9,413
Service Class 2	7,856	9,386
Investor Class	221,558	227,858
Total	$ 463,198	$ 522,209

12. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2007	Year ended December 31, 2006	Six months ended June 30, 2007	Year ended December 31, 2006
Initial Class
Shares sold	1,084,273	1,325,177	$ 11,778,623	$ 14,237,932
Reinvestment of distributions	21,053	533,592	225,895	5,709,432
Shares redeemed	(1,274,962)	(3,298,485)	(13,805,003)	(35,422,894)
Net increase (decrease)	(169,636)	(1,439,716)	$ (1,800,485)	$ (15,475,530)
Service Class
Reinvestment of distributions	737	17,910	$ 7,889	$ 191,278
Net increase (decrease)	737	17,910	$ 7,889	$ 191,278
Service Class 2
Reinvestment of distributions	735	17,331	$ 7,856	$ 185,100
Net increase (decrease)	735	17,331	$ 7,856	$ 185,100
Investor Class
Shares sold	7,598,278	7,406,250	$ 82,403,763	$ 79,510,385
Reinvestment of distributions	20,668	439,942	221,558	4,702,985
Shares redeemed	(250,840)	(252,931)	(2,711,251)	(2,701,390)
Net increase (decrease)	7,368,106	7,593,261	$ 79,914,070	$ 81,511,980

VIP Strategic Income Portfolio

Board Approval of Investment Advisory Contracts and Management Fees

VIP Strategic Income Portfolio

On April 19, 2007, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and subadvisory agreements (together, the Advisory Contracts) for the fund in connection with reorganizing the fund from one Trust to another. The Board reached this determination because the contractual terms of and fees payable under the fund's Advisory Contracts are identical to those in the fund's current Advisory Contracts. The Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board considered that it approved the Advisory Contracts for the fund during the past year and that it will again consider renewal of the Advisory Contracts in June 2007.

Because the Board was approving Advisory Contracts with terms identical to the current Advisory Contracts, it did not consider the fund's investment performance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund's Advisory Contracts, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund's management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be approved, without modification, as part of the process of reorganizing the fund from one Trust to another.

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2007 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for the fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the management fee and total expenses of the fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. The Board also approved amendments to the fund's agreements with foreign sub-advisers to clarify that each sub-adviser provides services as an independent contractor.

In determining whether to renew the Advisory Contracts for the fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's portfolio managers and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services. The Board also considered that Fidelity voluntarily pays for market data out of its own resources. The Board also considered the agreement reached between the Independent Trustees and Fidelity in December 2006 following an independent review of matters relating to receipt of travel, entertainment, gifts and gratuities in violation of Fidelity policies.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. The Board noted that, since the last Advisory Contract renewals in June 2006, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) contractually agreeing to reduce the management fee on Fidelity Advisor Floating Rate High Income Fund; (iii) contractually agreeing to reduce the management fees on Fidelity's California, Massachusetts, New Jersey, and New York AMT Tax-Free Money Market Funds, launching new Institutional Classes and Service Classes of these funds, and contractually agreeing to impose expense limitations on these funds; (iv) eliminating the exchange fee on the Fidelity Select Portfolios and reducing the pricing and bookkeeping fee rates for these funds; (v) reducing the maximum transfer agency fee rates on high income funds and certain equity funds; (vi) proposing amended management contracts that, if approved by shareholders, will add a performance adjustment component to the management fees paid by 18 Fidelity Advisor equity funds; (vii) contractually agreeing to reduce fees for Ultra-Short Central Fund and the money market Central Funds; (viii) waiving the Fidelity Advisor funds' contingent deferred sales charge on certain redemptions made through systematic withdrawal programs; and (ix) amending the management contracts for equity and fixed-income funds whose management contracts incorporate a "group fee" structure by adding four new fee "breakpoints" to the group fee rate schedules.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance for each class, as well as the fund's relative investment performance for each class measured against (i) a proprietary custom index, and (ii) a peer group of mutual funds over multiple periods. Because the fund had been in existence less than five calendar years, the following charts considered by the Board show, over the one- and three-year periods ended December 31, 2006, the cumulative total returns of Initial Class and Service Class 2 of the fund, the cumulative total returns of a proprietary custom index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Morningstar, Inc. as having an investment style similar to that of the fund based on underlying portfolio holdings. The returns of Initial Class and Service Class 2 show the performance of the highest and lowest performing classes, respectively (based on three-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated. The fund's proprietary custom index is an index developed by FMR that represents the performance of the fund's four general investment categories according to their respective weightings in the fund's neutral mix.

VIP Strategic Income Portfolio

VIP Strategic Income Portfolio

The Board reviewed the fund's relative investment performance against its peer group and stated that the performance of Initial Class of the fund was in the first quartile for all the periods shown. The Board noted that FMR does not consider that peer group to be a particularly meaningful comparison for the fund, however, because, unlike most of its peers, the fund seeks to achieve its investment objective by allocating its assets among four investment categories. The Board also stated that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 26% means that 74% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

VIP Strategic Income Portfolio

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2006. Based on its review, the Board concluded that the fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of each class's total expenses, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expenses of each of Initial Class, Service Class, and Investor Class ranked below its competitive median for 2006, and the total expenses of Service Class 2 ranked above its competitive median for 2006. The Board noted that the fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of the fund were reasonable, although in one case above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

VIP Strategic Income Portfolio

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and determined that the amount of profit is a fair entrepreneurial profit for the management of the fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR determines the group fee rates based on a tiered asset "breakpoint" schedule. In connection with the renewal of the fund's management contract, the Board approved amendments to the fund's management contract that added four new fee breakpoints to the group fee rate schedule for assets under FMR's management above $1,386 billion. The Board considered that the group fee rate declines under both the present and amended schedules, but that under the amended schedule, the group fee rate declines faster as assets under FMR's management exceed $1,386 billion. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will achieve a certain level of economies of scale as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board further concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on several topics, including (i) Fidelity's fund profitability methodology, profitability by investment discipline, and profitability trends within certain funds; (ii) Fidelity's compensation structure relative to competitors and its effect on profitability; (iii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iv) the total expenses of certain funds and classes relative to competitors; (v) fund performance trends; (vi) fall-out benefits received by certain Fidelity affiliates; and (vii) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

VIP Strategic Income Portfolio

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company

Fidelity Investments Money Management, Inc.

Fidelity Investments Japan Limited

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Mellon Bank, N.A.
Pittsburgh, PA

VIPSI-SANN-0807
1.803539.103

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Variable Insurance Products Fund V's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 23, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 23, 2007